UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Delaware Foundation Funds®

Delaware Foundation® Growth Allocation Fund

Delaware Foundation Moderate Allocation Fund

Delaware Foundation Conservative Allocation Fund

Annual report September 30, 2014

Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation Funds® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Foundation Funds®	October 7, 2014

Performance preview (for the year ended September 30, 2014)

Delaware Foundation® Growth Allocation Fund (Class A shares)	1-year return	+9.21%

S&P 500® Index (benchmark)	1-year return	+19.73%

Lipper Mixed-Asset Target Allocation Growth Funds Average	1-year return	+10.59%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Growth Allocation Fund, please see the table on page 4. The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Growth Funds Average compares funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Moderate Allocation Fund (Class A shares)	1-year return	+8.34%

S&P 500 Index (benchmark)	1-year return	+19.73%

Barclays U.S. Aggregate Index (benchmark)	1-year return	+3.96%

Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+8.59%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Moderate Allocation Fund, please see the table on page 7.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Please see page 9 for a description of the indices.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Foundation Conservative Allocation Fund (Class A shares)	1-year return	+7.34%

Barclays U.S. Aggregate Index (benchmark)	1-year return	+3.96%

Lipper Mixed-Asset Target Allocation Conservative Funds Average	1-year return	+6.43%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Conservative Allocation Fund, please see the table on page 10.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Conservative Funds Average compares funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Please see page 12 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Jackson Square Partners, LLC (JSP) is the sub-advisor to the Funds’ U.S. large-cap growth sleeve. As sub-advisor, JSP is responsible for day-to-day management of its portion of the Fund’s assets. Although JSP serves as sub-advisor, the investment manager, Delaware Management Company, a series of Delaware Management Business Trust, has ultimate responsibility for all investment advisory services with JSP.

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Portfolio management review

Delaware Foundation Funds®

Overview

All three Delaware Foundation Funds posted a positive return for the fiscal year ended Sept. 30, 2014. Delaware Foundation® Growth Allocation Fund produced the highest return, followed by Delaware Foundation Moderate Allocation Fund, with Delaware Foundation Conservative Allocation Fund delivering the lowest return over the period.

Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund delivered lower returns than the S&P 500 Index, which we did not find surprising because equities outperformed bonds during the Funds’ fiscal year. Delaware Foundation Conservative Allocation Fund delivered higher returns than the Barclays U.S. Aggregate Index — also not surprising because this Fund provides exposure to equities whereas the Barclays U.S. Aggregate Index covers only bonds.

All three Delaware Foundation Funds tend to hold a higher weight in non-U.S. securities than most other asset allocation funds; thus, when U.S. markets are delivering higher total returns than non-U.S. markets, and/or when the U.S. dollar is appreciating relative to other currencies, these Funds will tend to struggle. During the fiscal year ended Sept. 30, 2014, Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund delivered returns that were below the average returns of their respective peer groups, the Lipper Mixed-Asset Target Allocation Growth Funds and Lipper Mixed-Asset Target Allocation Moderate Funds. Delaware Foundation Conservative Allocation Fund delivered returns that were above the average return of its peer group, the Lipper Mixed-Asset Target Allocation Conservative Funds.

Economic backdrop

From October 2013 to September 2014, the prices of risky assets around the world generally rose, though many broad benchmarks declined during the three months ended Sept. 30, 2014. Governments and central banks in the majority of developed countries still seem willing to provide at least tepid support for economic recovery, using a combination of fiscal and monetary measures. Over the course of the fiscal year, investors seemed to become less apprehensive about the near-term outlook for major countries in Europe such as Italy, Spain, and the United Kingdom. Conversely, investor worries about the outlook for major emerging markets, including Brazil, China, and Russia, remained relatively high during the course of the year.

The Organization for Economic Cooperation and Development (OECD) compiles composite leading indicators to reflect business and consumer confidence for individual member countries and for the whole organization. The most recently available data indicate that over the 12 months ended in the third quarter of 2014, there were modest improvements in both business and consumer confidence in most of the major developed economies. The data also indicated that U.S. business confidence and U.S. consumer confidence both rose by more than the average for all OECD countries.

Every six months, the International Monetary Fund (IMF) releases an updated set of projections for economic growth under the title of World Economic Outlook. The following table summarizes the IMF’s projections for change in real gross domestic product (GDP) during 2014 and 2015 in various regions and countries, including the forecasts that were released in early October 2014.

Region / Country	2014E		2015E
Forecasts as of:	Oct 2013	Oct 2014	Oct 2013	Oct 2014
World	3.6%	3.3%	3.9%	3.8%
Advanced economies	2.0%	1.8%	2.5%	2.3%
U.S.	2.6%	2.2%	3.4%	3.1%
Japan	1.3%	0.9%	1.2%	0.8%
U.K.	1.8%	3.2%	2.0%	2.7%
Emerging and developing economies	5.1%	4.4%	5.3%	5.0%
Brazil	2.5%	0.3%	3.2%	1.4%
China	7.2%	7.4%	7.1%	7.1%
India	5.2%	5.6%	6.3%	6.4%
Russia	3.0%	0.2%	3.5%	0.5%

Source: IMF, World Economic Outlook, January 2014 and October 2014

As shown in the table on the previous page, the IMF has become somewhat more pessimistic about the economic outlook for the world economy, mainly because of sharply lower forecasts for economic growth in Brazil and Russia in 2014 and 2015. The IMF has also pulled down its forecasts for many developed countries in 2014 and 2015, but the scale of decrease is considerably lower than for Brazil and Russia.

The currency markets experienced lower fluctuations during the 12 months ended Sept. 30, 2014 than had been the case over the prior year. The trade-weighted dollar rose by 7.1% over the period, with most of the appreciation occurring during the third quarter of 2014. The trade-weighted Japanese yen declined by 8.0%, while the trade-weighted euro depreciated by 3.1%. In general, a stronger currency means that imports look cheaper for U.S. consumers, but tends to impair the competitiveness of U.S. exporters. The decline in the value of the yen is likely to enhance the competitive position of Japanese exporters relative to their European and U.S. counterparts.

The price of many commodities generally rose modestly from the fourth quarter of 2013 to the second quarter of 2014, but then fell sharply during the third quarter of 2014. Over the full year ended Sept. 30, 2014, the spot price of West Texas Intermediate crude oil dropped 10.9%, and the relatively energy-intensive S&P GSCI® Index dropped 9.2%. The Thomson Reuters/CoreCommodity CRB Index, which has a lower weight in energy-linked commodities, fell by 2.4% during the year. The spot price of gold dropped by 9.1% during the same period.

The U.S. economy continued to show signs of gradual recovery through the end of August, when the Bureau of Labor Statistics (BLS) estimated that the unemployment rate was approximately 5.9%. Similarly, the Federal Reserve’s periodic “beige book” analysis of broad economic trends reported increased consumer spending in most districts and some increases in real estate activity.

Portfolio positioning

The Funds’ strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the start of the fiscal year, all three Funds were positioned defensively relative to their strategic policy weights. In particular, the Asset Allocation Committee chose to keep the Funds at slightly below their strategic policy weights in developed-market equities. Conversely, the

Funds held small tactical positions in U.S. real estate equities, which were viewed as offering an attractive balance between risk and reward given the uncertain outlook.

In broad terms, these active positions were maintained throughout the year. As of Sept. 30, 2014, the Funds were at roughly their strategic policy weights in U.S. equities and emerging-market equities, but were still slightly below their strategic policy weights in developed-market equities. Many investment teams for the individual equity sleeves were underweight in financial stocks, and overweight in technology stocks.

As part of the oversight process for the Funds, the Asset Allocation Committee periodically analyzes the sources of the Funds’ active performance. Over the 12 months ended Sept. 30, 2014, the active positioning of the Funds with respect to the strategic policy weights of different asset classes contributed positively to the active performance of all three Funds relative to their hypothetical returns at the strategic policy weights.

The Asset Allocation Committee also periodically examines the contribution of derivatives to the Funds’ performance. Based on the available information, the combination of futures, options, swaps, and currency positions in the Funds had only a limited impact on performance during the 12 months ended Sept. 30, 2014. The estimated impact from these instruments amounted to +7 basis points for Delaware Foundation® Growth Allocation Fund, -5 basis points for Delaware Foundation Moderate Allocation Fund, and -0.4 basis points for Delaware Foundation Conservative Allocation Fund. (One basis point is one one-hundredth of a percentage point.)

About Delaware Foundation Funds®

As the Funds’ fiscal year came to a close, we continued seeking to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, each Delaware Foundation Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Funds’ goals are based on the assumption that investors should keep a global perspective when evaluating potential investment opportunities. We therefore continue to manage each Fund so that it includes investment possibilities around the globe.

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Performance summaries

Delaware Foundation® Growth Allocation Fund	September 30, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through September 30, 2014	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+9.21%	+9.85%	+6.61%
Including sales charge	+2.97%	+8.56%	+5.99%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+8.37%	+9.03%	+5.81%
Including sales charge	+7.37%	+9.03%	+5.81%

Class R (Est. June 2, 2003)
Excluding sales charge	+8.92%	+9.61%	+6.35%
Including sales charge	+8.92%	+9.61%	+6.35%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+9.42%	+10.14%	+6.88%
Including sales charge	+9.42%	+10.14%	+6.88%

S&P 500 Index	+19.73%	+15.70%	+8.11%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from Oct. 1, 2013, through Sept. 30, 2014.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.47%	2.22%	1.72%	1.22%
Net expenses
(including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 28, 2013, through Jan. 28, 2015.

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Performance summaries

Delaware Foundation® Growth Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from Sept. 30, 2004, through Sept. 30, 2014

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2004, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the S&P 500 Index as of Sept. 30, 2004. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

Performance summaries

Delaware Foundation® Moderate Allocation Fund	September 30, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through September 30, 2014	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+8.34%	+8.87%	+6.60%
Including sales charge	+2.15%	+7.59%	+5.97%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+7.47%	+8.03%	+5.78%
Including sales charge	+6.47%	+8.03%	+5.78%

Class R (Est. June 2, 2003)
Excluding sales charge	+7.99%	+8.58%	+6.30%
Including sales charge	+7.99%	+8.58%	+6.30%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+8.62%	+9.13%	+6.85%
Including sales charge	+8.62%	+9.13%	+6.85%

S&P 500 Index	+19.73%	+15.70%	+8.11%

Barclays U.S. Aggregate Index	+3.96%	+4.12%	+4.62%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

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Performance summaries

Delaware Foundation® Moderate Allocation Fund

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from Oct. 1, 2013, through Sept. 30, 2014.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.22%	1.97%	1.47%	0.97%
Net expenses
(including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 28, 2013 through Jan. 28, 2015.

Performance of a $10,000 investment1

Average annual total returns from Sept. 30, 2004, through Sept. 30, 2014

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2004, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index and the S&P 500 Index as of Sept. 30, 2004.

The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

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Performance summaries

Delaware Foundation® Conservative Allocation Fund	September 30, 2014

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance1,2

Average annual total returns through September 30, 2014	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+7.34%	+7.53%	+6.27%
Including sales charge	+1.22%	+6.26%	+5.63%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+6.56%	+6.74%	+5.48%
Including sales charge	+5.56%	+6.74%	+5.48%

Class R (Est. June 2, 2003)
Excluding sales charge	+7.06%	+7.25%	+6.01%
Including sales charge	+7.06%	+7.25%	+6.01%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+7.59%	+7.79%	+6.54%
Including sales charge	+7.59%	+7.79%	+6.54%

Barclays U.S. Aggregate Index	+3.96%	+4.12%	+4.62%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund and benchmark performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.88% of the Fund’s average daily net assets during the period from Oct. 1, 2013, through Sept. 30, 2014.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.36%	2.11%	1.61%	1.11%
Net expenses
(including fee waivers, if any)	1.13%	1.88%	1.38%	0.88%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The contractual waiver period is from Jan. 28, 2013 through Jan. 28, 2015.

(continues)                                             11

Performance summaries

Delaware Foundation® Conservative Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from Sept. 30, 2004, through Sept. 30, 2014

1The “performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2004, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of Sept. 30, 2004. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

Disclosure of Fund expenses

For the six-month period from April 1, 2014 to September 30, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2014 to Sept. 30, 2014.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/14 to
	4/1/14	9/30/14	Ratio	9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,023.80	1.15%	$5.83
Class C	1,000.00	1,019.80	1.90%	9.62
Class R	1,000.00	1,023.00	1.40%	7.10
Institutional Class	1,000.00	1,025.40	0.90%	4.57

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.15%	$5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

Delaware Foundation Moderate Allocation Fund Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/14 to
	4/1/14	9/30/14	Ratio	9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,023.30	1.13%	$5.73
Class C	1,000.00	1,019.40	1.90%	9.62
Class R	1,000.00	1,022.00	1.40%	7.10
Institutional Class	1,000.00	1,025.30	0.90%	4.57

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

(continues)                                             13

Disclosure of Fund expenses

Delaware Foundation® Conservative Allocation Fund Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/14 to
	4/1/14	9/30/14	Ratio	9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,021.90	1.13%	$5.73
Class C	1,000.00	1,017.90	1.88%	9.51
Class R	1,000.00	1,020.60	1.38%	6.99
Institutional Class	1,000.00	1,023.10	0.88%	4.46

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class C	1,000.00	1,015.64	1.88%	9.50
Class R	1,000.00	1,018.15	1.38%	6.98
Institutional Class	1,000.00	1,020.66	0.88%	4.46

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of September 30, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	78.14%

U.S. Markets	43.16%
Consumer Discretionary	4.89%
Consumer Staples	3.03%
Energy	4.51%
Financials	8.30%
Healthcare	6.40%
Industrials	3.42%
Information Technology	9.62%
Materials	1.19%
Telecommunication Services	1.06%
Utilities	0.74%

Developed Markets	24.75%
Consumer Discretionary	3.77%
Consumer Staples	2.87%
Energy	1.12%
Financials	3.93%
Healthcare	4.27%
Industrials	3.92%
Information Technology	1.87%
Materials	1.93%
Telecommunication Services	0.82%
Utilities	0.25%

Emerging Markets	10.23%
Consumer Discretionary	0.59%
Consumer Staples	1.44%
Energy	1.58%
Financials	1.42%
Industrials	0.40%
Information Technology	2.20%
Materials	0.92%
Telecommunication Services	1.68%
Utilities	0.00%

Convertible Preferred Stock	0.11%

Exchange-Traded Funds	0.17%

Agency Collateralized Mortgage Obligations	0.27%

Agency Mortgage-Backed Securities	3.25%

Agency Obligations	0.04%

Commercial Mortgage-Backed Securities	0.86%

Convertible Bonds	0.31%

Security type / sector	Percentage of net assets

Corporate Bonds	10.32%
Banking	1.34%
Basic Industry	1.15%
Brokerage	0.08%
Capital Goods	0.32%
Consumer Cyclical	0.86%
Consumer Non-Cyclical	0.74%
Energy	1.50%
Financials	0.32%
Insurance	0.39%
Media	0.59%
Real Estate	0.34%
Services	0.12%
Technology	0.35%
Telecommunications	1.03%
Transportation	0.22%
Utilities	0.97%

Municipal Bonds	0.07%

Non-Agency Asset-Backed Securities	0.46%

Non-Agency Collateralized Mortgage Obligations	0.08%

Regional Bonds	0.01%

Senior Secured Loans	1.70%

Sovereign Bonds	0.18%

Supranational Banks	0.06%

U.S. Treasury Obligations	1.32%

Preferred Stock	0.10%

Short-Term Investments	4.00%

Total Value of Securities	101.45%

Liabilities Net of Receivables and Other Assets	(1.45%)

Total Net Assets	100.00%

(continues)                                             15

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	1.04%
Celgene	0.99%
Teva Pharmaceutical Industries ADR	0.98%
Baidu ADR	0.80%
QUALCOMM	0.77%
Novartis	0.77%
Allergan	0.75%
EOG Resources	0.70%
eBay	0.70%
Visa Class A	0.69%

*Country / market	Percentage of net assets

Developed Markets	26.60%
Australia	1.07%
Belgium	0.21%
Bermuda	0.01%
Canada	1.52%
Cayman Islands	0.06%
Denmark	0.93%
Finland	0.07%
France	3.54%
Germany	1.47%
Hong Kong	0.61%
Ireland	0.44%
Israel	1.23%
Italy	0.83%
Japan	5.30%
Luxembourg	0.52%
Netherlands	1.11%
New Zealand	0.06%

*Country / market	Percentage of net assets

Norway	0.27%
Portugal	0.06%
Singapore	0.17%
Spain	0.24%
Sweden	0.68%
Switzerland	2.55%
United Kingdom	3.65%

Emerging Markets	11.00%
Argentina	0.15%
Brazil	1.60%
Chile	0.10%
China	2.11%
Colombia	0.08%
Curacao	0.12%
Cyprus	0.04%
India	0.83%
Indonesia	0.06%
Malaysia	0.08%
Mexico	1.27%
Poland	0.11%
Republic of Korea	2.19%
Romania	0.02%
Russia	0.58%
South Africa	0.61%
Taiwan	0.58%
Thailand	0.28%
Turkey	0.18%
Venezuela	0.01%

Supranational	0.06%

U.S. Markets	59.79%

Total	97.45%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Moderate Allocation Fund

As of September 30, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	58.72%

U.S. Markets	32.27%
Consumer Discretionary	3.67%
Consumer Staples	2.25%
Energy	3.36%
Financials	6.20%
Healthcare	4.80%
Industrials	2.54%
Information Technology	7.23%
Materials	0.88%
Telecommunication Services	0.79%
Utilities	0.55%

Developed Markets	18.78%
Consumer Discretionary	2.87%
Consumer Staples	2.18%
Energy	0.83%
Financials	2.99%
Healthcare	3.23%
Industrials	2.98%
Information Technology	1.41%
Materials	1.47%
Telecommunication Services	0.63%
Utilities	0.19%

Emerging Markets	7.67%
Consumer Discretionary	0.45%
Consumer Staples	1.07%
Energy	1.22%
Financials	1.07%
Industrials	0.30%
Information Technology	1.59%
Materials	0.69%
Telecommunication Services	1.28%

Convertible Preferred Stock	0.26%

Exchange-Traded Funds	0.11%

Agency Asset-Backed Securities	0.02%

Agency Collateralized Mortgage Obligations	0.31%

Agency Mortgage-Backed Securities	6.68%

Agency Obligations	0.09%

Security type / sector	Percentage of net assets

Commercial Mortgage-Backed Securities	1.72%

Convertible Bonds	0.77%

Corporate Bonds	22.06%
Banking	3.27%
Basic Industry	2.27%
Brokerage	0.16%
Capital Goods	0.87%
Consumer Cyclical	1.56%
Consumer Non-Cyclical	1.80%
Energy	2.93%
Financials	0.73%
Insurance	0.92%
Media	1.34%
Real Estate	0.65%
Services	0.23%
Technology	0.80%
Telecommunications	1.93%
Transportation	0.33%
Utilities	2.27%

Municipal Bonds	0.22%

Non-Agency Asset-Backed Securities	0.81%

Non-Agency Collateralized Mortgage Obligations	0.17%

Regional Bonds	0.02%

Senior Secured Loans	3.57%

Sovereign Bonds	0.58%

Supranational Banks	0.04%

U.S. Treasury Obligations	1.46%

Preferred Stock	0.28%

Short-Term Investments	5.74%

Total Value of Securities	103.63%

Liabilities Net of Receivables and Other Assets	(3.63%)

Total Net Assets	100.00%

(continues)                                             17

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	0.78%
Teva Pharmaceutical Industries ADR	0.75%
Celgene	0.74%
Baidu ADR	0.59%
QUALCOMM	0.58%
Novartis	0.57%
Allergan	0.56%
EOG Resources	0.53%
eBay	0.53%
Visa Class A	0.52%

*Country / market	Percentage of net assets

Developed Markets	23.44%
Australia	0.98%
Austria	0.07%
Belgium	0.16%
Bermuda	0.16%
Canada	1.45%
Cayman Islands	0.46%
Denmark	0.71%
Finland	0.05%
France	2.83%
Germany	1.12%
Hong Kong	0.47%
Ireland	0.33%
Israel	0.94%
Italy	0.76%
Japan	4.03%
Luxembourg	0.71%
Netherlands	1.17%
New Zealand	0.04%
Norway	0.23%
Portugal	0.07%
Singapore	0.19%
Spain	0.21%
Sweden	0.52%

*Country / market	Percentage of net assets

Switzerland	2.07%
United Kingdom	3.71%

Emerging Markets	10.48%
Argentina	0.13%
Barbados	0.07%
Brazil	1.32%
British Virgin Islands	0.13%
Chile	0.25%
China	1.75%
Colombia	0.21%
Costa Rica	0.06%
Curacao	0.06%
Cyprus	0.07%
Guatemala	0.07%
Iceland	0.07%
India	0.69%
Indonesia	0.11%
Kazakhstan	0.07%
Malaysia	0.06%
Mexico	1.04%
Morocco	0.13%
Panama	0.08%
Peru	0.06%
Poland	0.09%
Republic of Korea	1.81%
Romania	0.03%
Russia	0.47%
Senegal	0.06%
South Africa	0.52%
Taiwan	0.41%
Thailand	0.34%
Turkey	0.26%
United Arab Emirates	0.04%
Venezuela	0.02%

Supranational	0.04%

U.S. Markets	63.93%

Total	97.89%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Conservative Allocation Fund

As of September 30, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stocks	39.46%

U.S. Markets	21.91%
Consumer Discretionary	2.48%
Consumer Staples	1.52%
Energy	2.26%
Financials	4.39%
Healthcare	3.22%
Industrials	1.69%
Information Technology	4.89%
Materials	0.57%
Telecommunication Services	0.52%
Utilities	0.37%

Developed Markets	12.48%
Consumer Discretionary	1.90%
Consumer Staples	1.44%
Energy	0.56%
Financials	1.98%
Healthcare	2.16%
Industrials	1.97%
Information Technology	0.95%
Materials	0.98%
Telecommunication Services	0.42%
Utilities	0.12%

Emerging Markets	5.07%
Consumer Discretionary	0.30%
Consumer Staples	0.72%
Energy	0.80%
Financials	0.70%
Industrials	0.20%
Information Technology	1.06%
Materials	0.44%
Telecommunication Services	0.85%

Convertible Preferred Stock	0.35%

Exchange-Traded Funds	0.03%

Agency Collateralized Mortgage Obligations	0.58%

Agency Mortgage-Backed Securities	9.60%

Agency Obligations	0.13%

Commercial Mortgage-Backed Securities	2.68%

Security type / sector	Percentage of net assets

Convertible Bonds	0.98%

Corporate Bonds	32.50%
Banking	5.18%
Basic Industry	2.79%
Brokerage	0.26%
Capital Goods	1.42%
Consumer Cyclical	2.49%
Consumer Non-Cyclical	2.62%
Energy	4.47%
Financials	0.81%
Insurance	1.20%
Media	1.83%
Real Estate	1.02%
Services	0.32%
Technology	1.24%
Telecommunications	2.77%
Transportation	0.61%
Utilities	3.47%

Municipal Bonds	0.26%

Non-Agency Asset-Backed Securities	1.44%

Non-Agency Collateralized Mortgage Obligations	0.32%

Regional Bonds	0.06%

Senior Secured Loans	5.87%

Sovereign Bonds	1.28%

Supranational Banks	0.07%

U.S. Treasury Obligations	2.43%

Preferred Stock	0.54%

Short-Term Investments	6.69%

Total Value of Securities	105.27%

Liabilities Net of Receivables and Other Assets	(5.27%)

Total Net Assets	100.00%

(continues)                                             19

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	0.53%
Teva Pharmaceutical Industries ADR	0.51%
Celgene	0.51%
QUALCOMM	0.39%
Baidu ADR	0.39%
Novartis	0.39%
Allergan	0.38%
eBay	0.36%
EOG Resources	0.36%
Visa Class A	0.35%

*Country / market	Percentage of net assets

Developed Markets	20.23%
Australia	0.89%
Austria	0.18%
Belgium	0.10%
Bermuda	0.21%
Canada	1.48%
Cayman Islands	0.72%
Denmark	0.47%
Finland	0.04%
France	2.17%
Germany	0.80%
Hong Kong	0.31%
Ireland	0.36%
Israel	0.64%
Italy	0.61%
Japan	2.66%
Luxembourg	1.10%
Netherlands	1.29%
New Zealand	0.03%
Norway	0.19%
Portugal	0.09%
Singapore	0.26%

*Country / market	Percentage of net assets

Spain	0.28%
Sweden	0.39%
Switzerland	1.46%
United Kingdom	3.50%

Emerging Markets	9.55%
Argentina	0.13%
Barbados	0.18%
Brazil	0.85%
British Virgin Islands	0.34%
Chile	0.49%
China	1.44%
Colombia	0.39%
Curacao	0.09%
Cyprus	0.10%
Iceland	0.09%
India	0.58%
Indonesia	0.21%
Kazakhstan	0.10%
Malaysia	0.04%
Mexico	1.03%
Morocco	0.18%
Poland	0.10%
Republic of Korea	1.49%
Romania	0.05%
Russia	0.29%
Senegal	0.17%
South Africa	0.42%
Taiwan	0.26%
Thailand	0.31%
Turkey	0.09%
United Arab Emirates	0.09%
Venezuela	0.04%

Supranational	0.08%

U.S. Markets	68.72%

Total	98.58%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

September 30, 2014

	Number of shares	Value (U.S. $)

Common Stock – 78.14%

U.S. Markets – 43.16%
Consumer Discretionary – 4.89%
BorgWarner	730	$38,405
Buffalo Wild Wings †	330	44,309
Cheesecake Factory	985	44,817
Cinemark Holdings	580	19,743
Comcast Special Class A	1,680	89,880
Del Frisco’s Restaurant Group †	1,505	28,806
Discovery Communications Class A †	2,518	95,180
Discovery Communications Class C †	8,320	310,170
DSW Class A	1,420	42,756
Express †	1,465	22,869
Ford Motor	5,050	74,689
G-III Apparel Group †	550	45,573
Iconix Brand Group †	1,045	38,602
Jack in the Box	955	65,121
Johnson Controls	7,500	330,000
L Brands	6,520	436,710
Liberty Interactive Class A †	16,276	464,192
Lowe’s	6,500	343,980
Macy’s	1,400	81,452
Madden (Steven) †	1,742	56,145
McDonald’s	410	38,872
National CineMedia	2,105	30,544
NIKE Class B	3,352	298,998
Nordstrom	940	64,268
Popeyes Louisiana Kitchen †	1,265	51,233
Priceline Group †	391	453,005
Regal Entertainment Group Class A	970	19,284
Sally Beauty Holdings †	5,829	159,540
Shutterfly †	770	37,530
Starbucks	1,100	83,006
Tenneco †	930	48,648
Tractor Supply	970	59,665
Urban Outfitters †	1,470	53,949
Viacom Class B	440	33,854

		4,105,795

Consumer Staples – 3.03%
Archer-Daniels-Midland	6,900	352,590
Casey’s General Stores	1,150	82,455
Coca-Cola	860	36,688
CVS Health	5,680	452,071
General Mills	1,350	68,107
J&J Snack Foods	410	38,360
Kimberly-Clark	540	58,088

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Kraft Foods Group	6,033	$340,261
Mondelez International Class A	9,800	335,797
PepsiCo	1,360	126,602
Procter & Gamble	2,020	169,155
Walgreen	8,147	482,873

		2,543,047

Energy – 4.51%
Bonanza Creek Energy †	220	12,518
Bristow Group	305	20,496
C&J Energy Services †	1,025	31,314
Carrizo Oil & Gas †	620	33,368
Chevron	4,180	498,758
ConocoPhillips	4,830	369,592
Core Laboratories	270	39,515
Diamondback Energy †	305	22,808
EOG Resources	5,941	588,278
Exxon Mobil	1,530	143,897
Halliburton	5,200	335,452
Jones Energy Class A @†	1,575	29,579
Kinder Morgan	5,531	212,059
Kodiak Oil & Gas †	2,815	38,200
Marathon Oil	10,390	390,560
Occidental Petroleum	4,410	424,021
Parsley Energy Class A †	360	7,679
Pioneer Energy Services †	910	12,758
RigNet †	905	36,607
Rosetta Resources †	890	39,658
RSP Permian †	575	14,697
Schlumberger	1,180	119,994
Williams	6,593	364,923

		3,786,731

Financials – 8.30%
AFLAC	1,210	70,483
Allstate	5,700	349,809
American Campus Communities	1,200	43,740
American Equity Investment Life Holding	2,100	48,048
American Realty Capital Properties	3,550	42,813
American Tower	910	85,203
Ameriprise Financial	470	57,989
AMERISAFE	715	27,964
Apartment Investment & Management	1,325	42,161

(continues)                                             21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
AvalonBay Communities	300	$42,291
Bank of New York Mellon	8,700	336,951
BB&T	9,100	338,611
BBCN Bancorp	2,195	32,025
BlackRock	210	68,947
Boston Properties	400	46,304
Brandywine Realty Trust	2,900	40,803
Bryn Mawr Bank	385	10,907
Camden Property Trust	625	42,831
Capital One Financial	1,200	97,944
Cardinal Financial	2,145	36,615
Citigroup	2,220	115,040
City Holding	840	35,389
Corporate Office Properties Trust	1,600	41,152
Cousins Properties	3,575	42,721
Crown Castle International	6,593	530,934
DCT Industrial Trust	11,045	82,948
DDR	2,575	43,080
Douglas Emmett	1,600	41,072
Duke Realty	2,525	43,379
DuPont Fabros Technology	1,390	37,586
EastGroup Properties	550	33,325
EPR Properties	1,675	84,889
Equity Lifestyle Properties	1,000	42,360
Equity One	1,975	42,719
Equity Residential	725	44,645
Essex Property Trust	225	40,219
Evercore Partners Class A	1,545	72,615
Extra Space Storage	875	45,124
Federal Realty Investment Trust	375	44,423
Fidelity & Guaranty Life	1,460	31,171
First Industrial Realty Trust	2,525	42,698
First NBC Bank Holding †	965	31,604
First Potomac Realty Trust	3,500	41,125
Flushing Financial	1,455	26,583
General Growth Properties	1,875	44,156
Greenhill & Co	500	23,245
Health Care REIT	725	45,218
Healthcare Realty Trust	1,825	43,216
Healthcare Trust of America Class A	3,700	42,920
Highwoods Properties	1,100	42,790
Host Hotels & Resorts	4,455	95,025
Independent Bank @	945	33,755
Infinity Property & Casualty @	445	28,484

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
IntercontinentalExchange	1,933	$377,032
Invesco	1,580	62,378
JPMorgan Chase	2,840	171,082
Kilroy Realty	725	43,094
Kimco Realty	1,975	43,272
Kite Realty Group Trust	1,795	43,511
LaSalle Hotel Properties	2,625	89,880
Lexington Realty Trust	4,200	41,118
Liberty Property Trust	1,225	40,743
LTC Properties	1,175	43,346
Macerich	700	44,681
Marsh & McLennan	6,600	345,444
National Retail Properties	2,605	90,055
Pebblebrook Hotel Trust	1,200	44,808
Post Properties	875	44,923
Primerica	760	36,647
Prologis	1,150	43,355
Prosperity Bancshares	790	45,164
Prudential Financial	580	51,005
PS Business Parks	575	43,781
Public Storage	275	45,606
Ramco-Gershenson Properties Trust	4,680	76,050
Raymond James Financial	1,250	66,975
Regency Centers	825	44,410
RLJ Lodging Trust	1,525	43,417
Sabra Health Care REIT	1,625	39,520
Selective Insurance Group @	1,355	30,000
Simon Property Group	275	45,215
SL Green Realty	450	45,594
Sovran Self Storage	445	33,090
Spirit Realty Capital	3,950	43,331
State Street	900	66,249
Sterling Bancorp	3,255	41,631
Stifel Financial †	865	40,560
Strategic Hotels & Resorts †	3,875	45,144
Susquehanna Bancshares	3,555	35,550
Tanger Factory Outlet Centers	1,325	43,354
Taubman Centers	600	43,800
Texas Capital Bancshares †	760	43,837
Travelers	830	77,970
UDR	1,575	42,919
United Fire Group	935	25,965
Ventas	725	44,914
Vornado Realty Trust	475	47,481
Webster Financial	1,345	39,193
Wells Fargo	2,670	138,493

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Western Alliance Bancorp †	1,730	$41,347

		6,974,983

Healthcare – 6.40%
AbbVie	2,120	122,451
Acorda Therapeutics †	1,150	38,962
Actavis †	240	57,907
Air Methods †	1,005	55,828
Akorn †	1,120	40,622
Alkermes †	950	40,727
Allergan	3,515	626,338
Auxilium Pharmaceuticals †	1,265	37,760
Baxter International	4,700	337,319
Cardinal Health	4,600	344,632
Celgene †	8,773	831,505
Cepheid †	1,135	49,974
Conmed	1,045	38,498
Cross Country Healthcare †	2,570	23,875
CryoLife	2,545	25,119
DexCom †	1,065	42,589
Express Scripts Holding †	1,340	94,644
Gilead Sciences †	1,370	145,837
Isis Pharmaceuticals †	585	22,716
Johnson & Johnson	3,570	380,526
Medicines †	675	15,066
Merck	8,020	475,426
Merit Medical Systems †	1,463	17,380
NPS Pharmaceuticals †	1,455	37,830
Perrigo	1,456	218,677
Pfizer	16,458	486,663
Prestige Brands Holdings †	845	27,353
Quest Diagnostics	5,500	333,740
Quidel †	1,425	38,290
Spectrum Pharmaceuticals †	2,630	21,408
Thermo Fisher Scientific	860	104,662
UnitedHealth Group	1,320	113,850
Vertex Pharmaceuticals †	400	44,924
WellCare Health Plans †	530	31,980
West Pharmaceutical Services	1,235	55,279

		5,380,357

Industrials – 3.42%
Aaon	2,135	36,316
Acuity Brands	135	15,891
Applied Industrial Technologies	1,000	45,650
Barnes Group	1,320	40,062
Boeing	460	58,595

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Caterpillar	290	$28,719
Chart Industries †	195	11,920
Columbus McKinnon	1,565	34,414
Continental Building Products †	219	3,197
Cummins	310	40,914
Deere	380	31,156
Eaton	810	51,330
ESCO Technologies	710	24,694
Esterline Technologies †	590	65,649
FedEx	590	95,255
General Electric	5,830	149,365
Granite Construction	1,125	35,786
Honeywell International	820	76,358
Hunt (J.B.) Transport Services	540	39,987
Kadant	1,130	44,127
KEYW Holding †	3,210	35,535
Kforce	2,465	48,240
Lockheed Martin	490	89,562
MasTec †	645	19,750
McGrath RentCorp	1,245	42,579
MYR Group †	910	21,913
Nielsen Holdings	1,140	50,536
Northrop Grumman	2,700	355,752
Parker Hannifin	480	54,792
Raytheon	3,400	345,508
Republic Services	1,140	44,483
Roadrunner Transportation Systems †	1,440	32,818
Rockwell Collins	330	25,905
Tetra Tech	1,195	29,851
Union Pacific	1,100	119,262
United Stationers	1,175	44,145
United Technologies	840	88,704
US Ecology	865	40,447
WageWorks †	1,055	48,034
Waste Management	7,400	351,722
XPO Logistics †	1,445	54,433

		2,873,356

Information Technology – 9.62%
Accenture Class A	1,100	89,452
Adobe Systems †	4,932	341,245
Anixter International	480	40,723
Apple	2,350	236,763
Applied Micro Circuits †	3,665	25,655

(continues)                                             23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
Avago Technologies	670	$58,290
Brightcove †	2,255	12,583
Broadcom Class A	8,600	347,612
Callidus Software †	1,275	15,325
Cisco Systems	16,140	406,244
eBay †	10,366	587,027
EMC	3,990	116,747
Equinix †	1,761	374,177
ExlService Holdings †	605	14,768
Facebook Class A †	1,200	94,848
FARO Technologies †	925	46,944
Google Class A †	666	391,881
Google Class C †	460	265,586
GrubHub †	465	15,922
Guidewire Software †	790	35,029
Intel	12,260	426,893
International Business Machines	130	24,678
InterXion Holding †	1,250	34,613
Intuit	4,135	362,433
j2 Global	910	44,918
MasterCard Class A	7,274	537,694
Maxim Integrated Products	2,130	64,411
Microsoft	18,766	869,992
NETGEAR †	1,010	31,563
Plantronics	670	32,013
Proofpoint †	1,360	50,510
QUALCOMM	8,699	650,424
Rally Software Development †	1,640	19,696
Rofin-Sinar Technologies †	1,515	34,936
salesforce.com †	970	55,804
SciQuest †	2,070	31,133
Semtech †	1,655	44,933
SS&C Technologies Holdings †	885	38,843
Synaptics †	560	40,992
TeleTech Holdings †	1,365	33,552
Tyler Technologies †	310	27,404
Visa Class A	2,720	580,366
Xerox	25,600	338,688
Yahoo †	1,700	69,275
Yelp †	1,722	117,527

		8,080,112

Materials – 1.19%
Axiall	895	32,050
Boise Cascade †	1,305	39,333
Chemtura †	1,875	43,744

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Materials (continued)
duPont (E.I.) deNemours	6,360	$456,394
Eastman Chemical	920	74,419
Huntsman	1,670	43,403
Innophos Holdings	535	29,473
International Paper	780	37,237
Kaiser Aluminum	480	36,586
Materion	725	22,236
MeadWestvaco	1,740	71,236
Neenah Paper	730	39,040
Quaker Chemical	280	20,073
Taminco †	820	21,402
Worthington Industries	825	30,707

		997,333

Telecommunication Services – 1.06%
AT&T	13,440	473,626
Atlantic Tele-Network	460	24,794
inContact †	3,975	34,563
Verizon Communications	7,200	359,928

		892,911

Utilities – 0.74%
Cleco	860	41,409
Edison International	6,740	376,901
MDU Resources Group	1,790	49,780
NorthWestern	800	36,288
OGE Energy	1,600	59,376
Sempra Energy	550	57,959

		621,713

Total U.S. Markets (cost $21,840,380)		36,256,338

Developed Markets – 24.75%§
Consumer Discretionary – 3.77%
Adidas	1,050	78,581
Bayerische Motoren Werke	1,790	192,226
Benesse Holdings	1,700	55,806
Cie Financiere Richemont Class A	590	48,422
Compass Group	6,120	98,864
Denso	1,600	73,752
Don Quijote Holdings	1,600	91,770
Hennes & Mauritz Class B	1,230	51,050
Kering	838	168,986
LVMH Moet Hennessy Louis Vuitton	340	55,271
Nitori Holdings	5,842	361,712
Publicis Groupe	2,680	184,048
Reed Elsevier	2,800	63,554

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
Sekisui Chemical	6,000	$68,828
Shimamura	700	64,341
Sodexo	770	75,356
Sumitomo Electric Industries	4,900	72,406
Sumitomo Rubber Industries	14,800	210,397
Swatch Group	150	71,351
Techtronic Industries	58,000	167,692
Toyota Motor	9,186	541,368
USS	3,600	55,150
WPP	4,400	88,447
Yue Yuen Industrial Holdings	75,000	227,467

		3,166,845

Consumer Staples – 2.87%
Anheuser-Busch InBev	980	109,078
Aryzta †	4,982	429,757
British American Tobacco	2,290	129,263
Carlsberg Class B	2,738	243,442
Coca-Cola Amatil	22,746	174,856
Diageo	2,650	76,682
Heineken	990	74,078
Henkel	680	63,551
Jeronimo Martins	4,200	46,249
Kao	2,100	81,892
Kerry Group Class A	870	61,340
Koninklijke Ahold	3,180	51,494
L’Oreal	300	47,631
Meiji Holdings	1,000	79,059
Nestle	2,630	193,534
Reckitt Benckiser Group	730	63,312
SABMiller	1,090	60,573
Tesco	42,145	127,214
Unilever	1,700	71,239
Unilever CVA	1,880	74,872
Wesfarmers	1,300	47,987
Woolworths	3,420	102,528

		2,409,631

Energy – 1.12%
AMEC	3,580	64,071
BG Group	4,300	79,466
CGG †	5,500	50,137
Neste Oil	2,950	60,736
Saipem †	11,621	247,186
Subsea 7	14,877	212,452
Total	3,441	223,619

		937,667

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials – 3.93%
AIA Group	10,200	$52,742
AXA	15,700	386,896
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel BM †	17,000	68,870
Commonwealth Bank of Australia	1,750	115,360
Daito Trust Construction	600	70,879
Daiwa Securities Group	10,000	79,232
ING Groep CVA †	17,570	250,999
Intesa Sanpaolo	22,000	66,858
KBC Groep †	1,310	69,769
Lloyds Banking Group †	67,500	84,114
Mitsubishi UFJ Financial Group	64,314	363,722
Nordea Bank	31,170	405,602
OCBC Bank	10,000	76,353
Prudential	2,850	63,573
QBE Insurance Group	7,150	72,994
Schroders	1,720	66,668
Seven Bank	17,900	72,961
Societe Generale	1,560	79,645
Sony Financial Holdings	3,900	63,089
Standard Chartered	18,721	346,126
UBS †	3,820	66,664
UniCredit	48,004	379,568

		3,302,684

Healthcare – 4.27%
Actelion †	470	55,288
Bayer	915	128,171
CSL	1,640	106,501
Dainippon Sumitomo Pharma	5,500	70,063
GlaxoSmithKline	5,450	124,838
ICON †	1,045	59,805
Miraca Holdings	1,300	53,759
Novartis	6,816	643,652
Novo Nordisk ADR	7,206	343,150
Novo Nordisk Class B	2,600	124,409
QIAGEN †	2,400	54,657
Roche Holding	910	269,859
Sanofi	3,770	426,475
Smith & Nephew	5,550	93,570
Stada Arzneimittel	5,239	208,481
Teva Pharmaceutical Industries ADR	15,300	822,375

		3,585,053

(continues)                                             25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials – 3.92%
ABB †	3,780	$85,051
Adecco	870	59,100
Aggreko	2,408	60,428
AP Moeller – Maersk	30	71,266
Cathay Pacific Airways	35,000	64,457
Cie de Saint-Gobain	1,820	83,299
Cobham	13,500	63,707
Deutsche Lufthansa	2,738	43,247
Deutsche Post	9,635	308,995
East Japan Railway	4,503	337,525
Elbit Systems	1,310	81,241
Ferrovial	2,950	57,215
Fuji Electric	13,000	62,946
ITOCHU	28,973	354,022
JTEKT	3,200	53,516
Koninklijke Boskalis Westminster	1,070	60,251
Koninklijke Philips	12,537	400,083
Meggitt	23,805	174,119
Schneider Electric	950	72,957
Singapore Airlines	9,000	69,423
Travis Perkins	2,580	69,596
Vinci	4,963	288,395
WestJet Airlines @	11,026	308,376
Yamato Holdings	3,400	63,294

		3,292,509

Information Technology – 1.87%
Amadeus IT Holding	1,760	65,847
Cap Gemini	1,050	75,371
CGI Group Class A †	14,346	484,755
Computershare	5,430	57,812
Ericsson LM Class B	8,300	105,359
Hitachi	10,000	76,369
Infineon Technologies	6,700	69,335
NICE Systems	1,410	57,121
SAP	1,090	78,614
Seiko Epson	1,800	86,500
Teleperformance	5,810	359,445
Trend Micro	1,700	57,512

		1,574,040

Materials – 1.93%
Air Liquide	725	88,434
Anglo American ADR	2,700	30,289
Arkema	840	56,361
AuRico Gold	19,366	67,617
BASF	520	47,704

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
BHP Billiton Limited	4,180	$123,957
EMS-Chemie Holding	170	70,741
Fletcher Building	7,200	49,350
Johnson Matthey	1,400	66,248
Lafarge	2,890	208,143
Rexam	29,890	238,300
Rio Tinto	4,394	215,937
Shin-Etsu Chemical	1,100	71,899
Syngenta ADR	2,286	144,864
Toray Industries	10,000	66,110
Yamana Gold	13,248	79,499

		1,625,453

Telecommunication Services – 0.82%
BT Group	12,600	77,537
KDDI	1,300	78,155
Nippon Telegraph & Telephone	7,456	463,752
Softbank	1,000	70,114

		689,558

Utilities – 0.25%
National Grid	9,340	134,453
Tokyo Gas	13,000	73,082

		207,535

Total Developed Markets (cost $16,538,764)		20,790,975

Emerging Markets X – 10.23%
Consumer Discretionary – 0.59%
Arcos Dorados Holdings @	7,000	41,860
Grupo Televisa ADR	6,500	220,220
Hyundai Motor	226	40,810
LG Electronics	979	60,970
Mahindra & Mahindra	3,441	75,598
Woolworths Holdings	8,569	53,083

		492,541

Consumer Staples – 1.44%
Anadolu Efes Biracilik Ve Malt Sanayii †	8,352	96,485
Brasil Foods ADR	4,300	102,297
China Mengniu Dairy	17,000	70,059
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	78,498
Cia Cervecerias Unidas ADR	1,900	41,857
Fomento Economico Mexicano ADR	1,075	98,954
Hypermarcas †	19,200	138,387

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Lotte Chilsung Beverage @	79	$162,725
Lotte Confectionery @	53	109,472
Tingyi Cayman Islands Holding	24,245	63,697
Tsingtao Brewery	7,202	51,291
Uni-President China Holdings @	129,200	129,119
Wal-Mart de Mexico Class V	26,515	66,752

		1,209,593

Energy – 1.58%
Cairn India	10,397	52,346
China Petroleum & Chemical	62,000	54,296
CNOOC ADR	400	69,016
Gazprom ADR @	13,040	91,802
LUKOIL ADR	1,900	96,710
PetroChina ADR	525	67,468
Petroleo Brasileiro ADR	14,175	201,143
Polski Koncern Naftowy Orlen	3,707	46,184
PTT	8,068	89,548
Reliance Industries GDR 144A #	9,768	297,924
Rosneft GDR @	11,933	69,534
Sasol ADR	1,400	76,286
Tambang Batubara Bukit Asam Persero	43,400	47,015
YPF ADR	1,800	66,582

		1,325,854

Financials – 1.42%
Banco Santander Brasil ADR	10,710	70,043
Bangkok Bank	12,173	76,562
China Construction Bank	98,933	69,312
Etalon Group GDR 144A #@=	6,500	23,725
ICICI Bank ADR	2,200	108,020
Industrial & Commercial Bank of China	133,600	83,276
Itau Unibanco Holding ADR	6,282	87,194
KB Financial Group ADR	3,193	115,650
Powszechna Kasa Oszczednosci Bank Polski	3,618	43,337
Remgro	3,309	66,859
Samsung Life Insurance	900	90,431
Sberbank @=	48,195	91,903
Shinhan Financial Group	2,215	102,042

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
Standard Bank Group	8,420	$97,478
UEM Sunrise @	125,758	69,780

		1,195,612

Industrials – 0.40%
America Latina Logistica	7,681	19,929
Empresas ICA ADR †	6,800	47,056
Gol Linhas Aereas Inteligentes ADR †	8,200	39,442
KCC @	306	208,554
Santos Brasil Participacoes	3,300	22,653

		337,634

Information Technology – 2.20%
Alibaba Group Holding ADR †	100	8,885
Baidu ADR †	3,062	668,220
Hon Hai Precision Industry	42,369	133,708
LG Display ADR †	5,600	88,200
MediaTek	7,000	103,665
Samsung Electronics	356	399,549
SINA †	1,200	49,368
Sohu.com †	1,800	90,414
Taiwan Semiconductor Manufacturing	34,074	134,414
Taiwan Semiconductor Manufacturing ADR	3,200	64,576
United Microelectronics	131,000	54,260
WNS Holdings ADR †	2,355	53,011

		1,848,270

Materials – 0.92%
Anglo American Platinum †	953	30,915
Braskem ADR	4,900	64,533
Cemex ADR †	13,029	169,897
Cemex Latam Holdings †	4,688	41,764
Fibria Celulose ADR †	9,097	100,067
Gerdau @	4,600	18,551
Gerdau ADR	3,500	16,800
Impala Platinum Holdings †	2,012	15,511
Nine Dragons Paper Holdings	53,000	38,155
Siam Cement	2,747	38,112
Siam Cement NVDR	2,500	34,685
Sociedad Quimica y Minera de Chile ADR	1,600	41,824
Ultratech Cement	1,887	80,173
Vale ADR	7,250	79,823

		770,810

(continues)                                             27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services – 1.68%
America Movil ADR	3,300	$83,160
China Mobile	13,268	153,358
China Mobile ADR	1,850	108,687
KT ADR	3,800	61,598
MegaFon GDR	3,175	80,581
Mobile Telesystems ADR	2,400	35,856
MTN Group	3,796	80,163
Reliance Communications †	18,652	29,812
SK Telecom ADR	12,600	382,284
Telefonica Brasil ADR	3,380	66,518
Tim Participacoes ADR	8,200	214,840
Turkcell Iletisim Hizmetleri ADR †	4,150	54,531
Vodacom Group	5,418	62,412

		1,413,800

Utilities – 0.00%
Enel OGK-5 GDR	100	100

		100

Total Emerging Markets (cost $7,414,413)		8,594,214

Total Common Stock (cost $45,793,557)		65,641,527

Convertible Preferred Stock – 0.11%

Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	50	2,495
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	325	6,972
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	5	5,733
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	6	6,671
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	150	8,409
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	150	7,620
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	6	5,100

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	5	$6,654
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	4	5,280
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	266	12,630
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	200	8,932
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	99	9,417
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	4	4,810

Total Convertible Preferred Stock (cost $92,146)		90,723

Exchange-Traded Funds – 0.17%

iShares MSCI EAFE Growth Index ETF	1,430	97,383
iShares MSCI EAFE Index ETF	690	44,243
Vanguard FTSE Developed Markets ETF	50	1,987

Total Exchange-Traded Funds (cost $145,624)		143,613

	Principal amount°

Agency Collateralized Mortgage Obligations – 0.27%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	495	$561
Series 2003-26 AT 5.00% 11/25/32	7,030	7,296
Series 2010-29 PA 4.50% 10/25/38	11,755	12,290
Series 2010-41 PN 4.50% 4/25/40	20,000	21,472
Series 2012-122 SD 5.946% 11/25/42 —S	89,503	19,879
Series 2013-26 ID 3.00% 4/25/33 S	89,717	14,552
Series 2013-38 AI 3.00% 4/25/33 S	86,986	13,985

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	99,598	$16,520
Series 2014-36 ZE 3.00% 6/25/44	13,130	10,970
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	31,627	34,580
Series 4065 DE 3.00% 6/15/32	5,000	4,810
Series 4185 LI 3.00% 3/15/33 S	90,153	15,160
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	53,972

Total Agency Collateralized Mortgage Obligations (cost $220,699)		226,047

Agency Mortgage-Backed Securities – 3.25%

Fannie Mae ARM
2.42% 5/1/43 —	11,736	11,669
2.546% 6/1/43 —	3,991	3,994
3.199% 4/1/44 —	16,721	17,234
3.279% 3/1/44 —	14,913	15,467
3.292% 9/1/43 —	13,864	14,299
Fannie Mae S.F. 15 yr
2.50% 10/1/27	10,770	10,896
2.50% 2/1/28	38,509	38,958
3.00% 8/1/27	1,546	1,599
3.00% 11/1/27	1,703	1,760
3.50% 7/1/26	12,037	12,685
3.50% 12/1/28	3,683	3,894
4.00% 4/1/24	3,991	4,256
4.00% 5/1/25	5,280	5,635
4.00% 6/1/25	17,227	18,382
4.00% 11/1/25	25,630	27,370
4.00% 12/1/26	9,617	10,264
4.00% 5/1/27	21,813	23,274
4.00% 8/1/27	24,398	26,048
4.50% 4/1/18	1,180	1,246
5.00% 12/1/20	1,220	1,301
5.00% 6/1/23	2,253	2,438
5.50% 7/1/22	6,463	7,119
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	40,000	40,225
2.50% 11/1/29	35,000	35,113
3.00% 10/1/29	138,000	142,140

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 20 yr
3.00% 2/1/33	1,774	$1,808
3.00% 8/1/33	5,567	5,653
3.50% 4/1/33	1,720	1,794
3.50% 9/1/33	7,538	7,862
4.00% 1/1/31	2,161	2,310
4.00% 2/1/31	7,696	8,227
5.00% 11/1/23	811	894
5.50% 8/1/28	5,310	5,930
5.50% 12/1/29	1,357	1,516
6.00% 9/1/29	7,057	7,977
Fannie Mae S.F. 30 yr
3.00% 7/1/42	23,034	22,768
3.00% 10/1/42	107,529	106,277
3.00% 12/1/42	26,864	26,547
3.00% 2/1/43	4,585	4,529
3.00% 4/1/43	41,097	40,588
3.00% 5/1/43	9,100	8,984
3.50% 8/1/42	18,060	18,511
4.00% 8/1/43	4,643	4,912
5.00% 11/1/35	3,295	3,645
5.00% 4/1/37	2,538	2,805
5.50% 12/1/32	566	635
5.50% 2/1/33	8,812	9,867
5.50% 4/1/34	3,132	3,515
5.50% 11/1/34	3,302	3,703
5.50% 3/1/35	6,326	7,082
5.50% 6/1/35	2,601	2,905
5.50% 7/1/36	808	905
5.50% 1/1/37	319	358
5.50% 2/1/37	8,224	9,167
5.50% 8/1/37	5,876	6,586
5.50% 1/1/38	365	406
5.50% 2/1/38	5,473	6,128
5.50% 3/1/38	5,844	6,555
5.50% 6/1/38	1,015	1,129
5.50% 7/1/40	8,219	9,146
5.50% 9/1/41	3,686	4,106
6.00% 6/1/36	1,240	1,407
6.00% 12/1/36	1,260	1,433
6.00% 2/1/37	3,527	3,999
6.00% 5/1/37	41,610	46,979
6.00% 6/1/37	605	692
6.00% 7/1/37	651	738
6.00% 8/1/37	8,278	9,380
6.00% 9/1/37	1,339	1,518
6.00% 11/1/37	1,999	2,281
6.00% 5/1/38	31,522	35,655
6.00% 7/1/38	457	515

(continues)                                             29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 9/1/38	2,999	$3,390
6.00% 10/1/38	13,119	14,816
6.00% 11/1/38	2,913	3,312
6.00% 1/1/39	5,754	6,499
6.00% 2/1/39	5,428	6,166
6.00% 3/1/40	4,610	5,210
6.00% 7/1/40	9,806	11,087
6.00% 9/1/40	4,458	5,048
6.00% 11/1/40	1,509	1,727
6.00% 5/1/41	6,798	7,697
6.50% 2/1/36	2,908	3,376
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	345,000	339,138
3.50% 11/1/44	109,000	111,086
4.00% 10/1/44	51,000	53,744
4.00% 11/1/44	479,000	503,279
4.50% 11/1/44	432,000	464,889
5.00% 11/1/44	35,000	38,536
Freddie Mac ARM 2.526% 1/1/44 —	31,328	31,940
Freddie Mac S.F. 15 yr
2.50% 3/1/28	5,901	5,961
4.00% 12/1/24	4,943	5,253
4.00% 5/1/25	1,520	1,623
4.00% 8/1/25	5,220	5,574
4.50% 8/1/24	10,171	10,910
4.50% 7/1/25	1,851	1,982
4.50% 6/1/26	4,280	4,571
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,958	5,024
3.50% 1/1/34	14,238	14,807
Freddie Mac S.F. 30 yr
3.00% 10/1/42	11,859	11,765
3.00% 11/1/42	12,344	12,285
4.50% 10/1/39	5,858	6,321
5.50% 3/1/34	1,170	1,311
5.50% 12/1/34	1,086	1,221
5.50% 6/1/36	776	866
5.50% 11/1/36	1,983	2,211
5.50% 12/1/36	338	376
5.50% 6/1/38	1,175	1,309
5.50% 3/1/40	4,638	5,165
5.50% 8/1/40	17,916	19,938
5.50% 1/1/41	5,606	6,240
5.50% 6/1/41	9,957	11,082
6.00% 2/1/36	2,547	2,900
6.00% 1/1/38	1,703	1,918

	Principal	Value
	amount°	(U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
6.00% 6/1/38	4,515	$5,090
6.00% 8/1/38	21,143	24,156
6.00% 5/1/40	1,605	1,810
6.50% 4/1/39	7,404	8,372
GNMA I S.F. 30 yr 5.00% 6/15/40	2,425	2,669

Total Agency Mortgage-Backed Securities (cost $2,715,735)		2,731,243

Agency Obligations – 0.04%

Fannie Mae 2.625% 9/6/24	15,000	14,787
Tennessee Valley Authority 2.875% 9/15/24	20,000	19,892

Total Agency Obligations (cost $34,651)		34,679

Commercial Mortgage-Backed Securities – 0.86%

Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 —	20,000	22,024
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41 —	1,092	1,092
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.40% 7/15/44 —	10,000	10,370
Series 2005-CD1 C 5.40% 7/15/44 —	10,000	10,279
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	10,000	10,177
Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47 ¿	15,000	15,593
Commercial Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	10,000	10,217
FREMF Mortgage Trust
Series 2011-K702 B 144A 4.936% 4/25/44 #—	10,000	10,637
Series 2012-K19 B 144A 4.176% 5/25/45 #—	10,000	10,259

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #—	40,000	$41,140
Series 2013-K33 B 144A 3.619% 8/25/46 #—	10,000	9,757
Series 2013-K712 B 144A 3.484% 5/25/45 #—	50,000	50,049
Series 2013-K713 B 144A 3.274% 4/25/46 #—	25,000	24,703
Series 2014-K716 B 144A 3.954% 8/25/47 #—	10,000	10,151
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4A 4.751% 7/10/39	18,704	18,848
Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	215,296
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	9,124	9,074
Series 2014-C21 AS 3.997% 8/15/47	10,000	10,194
Series 2014-C22 A4 3.801% 9/15/47	20,000	20,519
Series 2014-C22 B 4.714% 9/15/47 —	15,000	15,576
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.647% 8/12/37 —	10,000	10,691
Series 2005-LDP5 D 5.559% 12/15/44 —	10,000	10,317
Series 2006-LDP8 AM 5.44% 5/15/45	40,000	42,854
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,716	1,762
Series 2005-C3 B 4.895% 7/15/40 —	10,000	10,155
Series 2006-C6 AJ 5.452% 9/15/39 —	10,000	10,569
Series 2006-C6 AM 5.413% 9/15/39	10,000	10,755
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	10,000	10,350

	Principal	Value
	amount°	(U.S. $)

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.38% 11/14/42 —	50,000	$51,599
Series 2006-T21 AM 5.204% 10/12/52 —	25,000	26,128
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	10,000	10,299

Total Commercial Mortgage-Backed Securities (cost $722,114)		721,434

Convertible Bonds – 0.31%

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	14,000	11,340
Alere 3.00% exercise price $43.98, expiration date 5/15/16	3,000	3,189
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	3,000	3,139
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	8,000	8,460
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	6,000	6,600
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	7,000	7,350
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	5,000	5,037
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	5,000	4,763
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	12,000	11,535
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	7,000	8,190

(continues)                                             31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	11,000	$9,034
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	1,000	2,577
General Cable 4.50% exercise price $35.33, expiration date 11/15/29 f	11,000	7,686
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	2,000	9,342
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	2,000	3,978
Intel 3.25% exercise price $21.71, expiration date 8/1/39	3,000	5,036
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	10,000	10,019
Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30 #	3,000	4,335
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	7,000	9,306
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	8,000	8,230
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	5,000	5,156
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	4,000	5,047
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	2,000	6,843
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	5,000	10,922
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	9,000	10,035
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	17,000	11,730

	Principal		Value
	amount°		(U.S. $)

Convertible Bonds (continued)

RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19		7,000	$6,729
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17		5,000	9,641
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		2,000	7,264
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21		6,000	5,835
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19		7,000	5,386
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #		8,000	7,775
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #		9,000	8,814
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20		7,000	7,866
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 —		3,000	4,359
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		3,000	5,057

Total Convertible Bonds (cost $232,522)			257,605

Corporate Bonds – 10.32%

Banking – 1.34%
Abbey National Treasury Services 2.35% 9/10/19		60,000	59,301
Australia & New Zealand Banking Group 3.517% 11/6/18 —	AUD	7,000	6,195
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #—		200,000	211,500
Bank of America
4.20% 8/26/24		55,000	54,590
6.25% 9/29/49 —		40,000	39,937
BB&T 5.25% 11/1/19		85,000	95,495

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)

Banking (continued)
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	$164,250
City National 5.25% 9/15/20		15,000	16,704
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.875% 1/20/20	AUD	8,000	7,246
JPMorgan Chase
0.865% 1/28/19 —		7,000	7,058
3.875% 9/10/24		20,000	19,631
4.25% 11/2/18	NZD	15,000	11,505
6.75% 1/29/49 —		35,000	36,943
Morgan Stanley
1.083% 1/24/19 —		8,000	8,100
4.35% 9/8/26		65,000	64,030
5.00% 9/30/21	AUD	9,000	7,923
7.60% 8/8/17	NZD	8,000	6,641
Northern Trust 3.95% 10/30/25		15,000	15,562
PNC Funding 5.625% 2/1/17		37,000	40,357
Santander Holdings USA 3.45% 8/27/18		15,000	15,653
State Street 3.10% 5/15/23		25,000	24,292
SunTrust Bank 2.35% 11/1/18		20,000	20,067
SVB Financial Group 5.375% 9/15/20		30,000	33,646
US Bancorp 3.60% 9/11/24		10,000	9,903
USB Capital IX 3.50% 10/29/49 —		55,000	47,025
Wells Fargo
4.10% 6/3/26		70,000	69,850
5.90% 12/29/49 —		10,000	10,213
Zions Bancorp 4.50% 6/13/23		20,000	20,978

			1,124,595

Basic Industry – 1.15%
AK Steel 7.625% 5/15/20		10,000	9,925
ArcelorMittal 10.35% 6/1/19		30,000	36,713
Celanese US Holdings 4.625% 11/15/22		15,000	14,775
CF Industries
5.375% 3/15/44		20,000	21,009
6.875% 5/1/18		35,000	40,568
7.125% 5/1/20		22,000	26,572
Dow Chemical
3.50% 10/1/24		15,000	14,661
4.25% 10/1/34		20,000	19,321
8.55% 5/15/19		88,000	110,711

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Eastman Chemical 4.65% 10/15/44	5,000	$4,782
Fibria Overseas Finance 5.25% 5/12/24	15,000	14,831
FMG Resources August 2006 144A 6.875% 4/1/22 #	61,000	62,296
Georgia-Pacific 8.00% 1/15/24	45,000	60,365
Immucor 11.125% 8/15/19	13,000	14,105
International Paper
3.65% 6/15/24	20,000	19,444
6.00% 11/15/41	20,000	22,830
LSB Industries 7.75% 8/1/19	5,000	5,325
Monsanto 4.40% 7/15/44	70,000	69,659
Mosaic 5.625% 11/15/43	50,000	56,014
Nortek 8.50% 4/15/21	13,000	14,040
Novelis 8.75% 12/15/20	10,000	10,737
Plains Exploration & Production 6.50% 11/15/20	12,000	13,171
PolyOne 5.25% 3/15/23	13,000	12,675
Rockwood Specialties Group 4.625% 10/15/20	10,000	10,363
Ryerson
9.00% 10/15/17	13,000	13,747
11.25% 10/15/18	3,000	3,315
TPC Group 144A 8.75% 12/15/20 #	10,000	10,675
Tupy Overseas 144A 6.625% 7/17/24 #	200,000	204,500
Weyerhaeuser 4.625% 9/15/23	30,000	31,832
Yamana Gold 144A 4.95% 7/15/24 #	15,000	14,961

		963,922

Brokerage – 0.08%
Jefferies Group
5.125% 1/20/23	5,000	5,323
6.45% 6/8/27	5,000	5,627
6.50% 1/20/43	5,000	5,544
Lazard Group
4.25% 11/14/20	15,000	15,702
6.85% 6/15/17	30,000	33,823

		66,019

Capital Goods – 0.32%
Ball 4.00% 11/15/23	26,000	24,310
Berry Plastics 5.50% 5/15/22	10,000	9,637

(continues)                                             33

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal		Value
	amount°		(U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
BWAY Holding 144A 9.125% 8/15/21 #		30,000	$30,300
Consolidated Container 144A 10.125% 7/15/20 #		10,000	9,450
Crane
2.75% 12/15/18		5,000	5,094
4.45% 12/15/23		20,000	21,005
Gates Global 144A 6.00% 7/15/22 #		30,000	28,350
Ingersoll-Rand Global Holding 4.25% 6/15/23		30,000	31,518
Milacron 144A 7.75% 2/15/21 #		13,000	13,747
Plastipak Holdings 144A 6.50% 10/1/21 #		13,000	13,260
Rock-Tenn
3.50% 3/1/20		10,000	10,179
4.00% 3/1/23		30,000	30,507
TransDigm
144A 6.00% 7/15/22 #		13,000	12,854
144A 6.50% 7/15/24 #		10,000	9,975
Trinity Industries 4.55% 10/1/24		15,000	15,056
URS 3.85% 4/1/17		5,000	5,164

			270,406

Consumer Cyclical – 0.86%
American Axle & Manufacturing 6.25% 3/15/21		9,000	9,405
Bed Bath & Beyond
4.915% 8/1/34		55,000	54,828
5.165% 8/1/44		15,000	14,720
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #		17,000	16,150
Daimler 2.75% 12/10/18	NOK	80,000	12,928
Delphi
4.15% 3/15/24		20,000	20,442
6.125% 5/15/21		20,000	22,000
Ford Motor 7.45% 7/16/31		14,000	18,533
General Motors 3.50% 10/2/18		15,000	15,319
General Motors Financial
3.00% 9/25/17		10,000	10,113
4.375% 9/25/21		15,000	15,356
HD Supply
7.50% 7/15/20		8,000	8,340
11.50% 7/15/20		10,000	11,563

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Historic TW 6.875% 6/15/18	45,000	$52,604
Host Hotels & Resorts
3.75% 10/15/23	20,000	19,814
4.75% 3/1/23	20,000	21,261
5.875% 6/15/19	5,000	5,299
Hyundai Capital America 144A 2.55% 2/6/19 #	20,000	20,178
International Game Technology 5.35% 10/15/23	25,000	25,755
Landry’s 144A 9.375% 5/1/20 #	21,000	22,313
Levi Strauss 6.875% 5/1/22	13,000	13,650
Magna International 3.625% 6/15/24	65,000	64,720
Marriott International 3.375% 10/15/20	15,000	15,412
Meritor 6.75% 6/15/21	9,000	9,405
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	4,000	3,990
QVC
4.375% 3/15/23	30,000	29,983
144A 5.45% 8/15/34 #	20,000	19,703
Sally Holdings 5.75% 6/1/22	13,000	13,325
Signet UK Finance 4.70% 6/15/24	40,000	40,298
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	15,000	14,811
4.50% 10/1/34	10,000	9,756
Suburban Propane Partners 7.375% 8/1/21	6,000	6,390
Target 2.30% 6/26/19	10,000	10,026
TRW Automotive
144A 4.45% 12/1/23 #	25,000	25,313
144A 4.50% 3/1/21 #	10,000	10,150
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	5,000	5,025
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	20,000	20,250
Wyndham Worldwide 5.625% 3/1/21	15,000	16,677

		725,805

Consumer Non-Cyclical – 0.74%
Amgen 3.625% 5/22/24	15,000	14,894
Boston Scientific 2.65% 10/1/18	20,000	20,215

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Boston Scientific 6.00% 1/15/20	30,000	$34,243
CareFusion 6.375% 8/1/19	25,000	28,868
Celgene 3.95% 10/15/20	55,000	58,343
Community Health Systems 144A 6.875% 2/1/22 #	10,000	10,450
Crimson Merger Sub 144A 6.625% 5/15/22 #	17,000	15,513
DaVita HealthCare Partners 5.125% 7/15/24	30,000	29,531
Express Scripts Holding
2.25% 6/15/19	15,000	14,806
3.50% 6/15/24	55,000	53,964
Forest Laboratories 144A 4.375% 2/1/19 #	20,000	21,072
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	10,000	10,650
Gilead Sciences 3.70% 4/1/24	20,000	20,469
HCA Holdings 6.25% 2/15/21	28,000	29,330
Kinetic Concepts 10.50% 11/1/18	13,000	14,170
McKesson 3.796% 3/15/24	50,000	50,517
Prestige Brands 144A 5.375% 12/15/21 #	17,000	16,065
Quest Diagnostics 2.70% 4/1/19	10,000	10,060
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	13,000	14,105
Smithfield Foods 6.625% 8/15/22	10,000	10,600
Spectrum Brands 6.375% 11/15/20	10,000	10,475
Sysco
3.50% 10/2/24	15,000	15,072
4.35% 10/2/34	20,000	20,357
Tenet Healthcare 6.00% 10/1/20	34,000	36,040
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	5,000	4,994
Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20 #	10,000	10,313
Zimmer Holdings 3.375% 11/30/21	20,000	20,374

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Zimmer Holdings 4.625% 11/30/19	20,000	$21,846

		617,336

Energy – 1.50%
AmeriGas Finance 7.00% 5/20/22	17,000	17,893
Anadarko Petroleum 3.45% 7/15/24	15,000	14,763
Bristow Group 6.25% 10/15/22	13,000	13,536
California Resources
144A 5.50% 9/15/21 #	10,000	10,163
144A 6.00% 11/15/24 #	10,000	10,300
Chaparral Energy 7.625% 11/15/22	5,000	5,150
Chesapeake Energy 5.75% 3/15/23	5,000	5,350
Cimarex Energy 4.375% 6/1/24	15,000	15,150
Continental Resources 4.50% 4/15/23	45,000	46,694
Drill Rigs Holdings 144A 6.50% 10/1/17 #	30,000	30,000
El Paso Pipeline Partners Operating 4.30% 5/1/24	40,000	39,938
Enbridge Energy Partners 8.05% 10/1/37 —	40,000	45,200
Energy Transfer Partners
5.95% 10/1/43	55,000	59,171
9.70% 3/15/19	20,000	25,617
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	20,000	18,850
EnLink Midstream Partners 4.40% 4/1/24	35,000	36,396
ENSCO 4.50% 10/1/24	25,000	25,134
Enterprise Products Operating 7.034% 1/15/68 —	50,000	56,542
Exterran Partners 6.00% 4/1/21	5,000	4,887
Halcon Resources 8.875% 5/15/21	10,000	9,900
Hercules Offshore
144A 6.75% 4/1/22 #	5,000	3,919
144A 8.75% 7/15/21 #	5,000	4,375
Key Energy Services 6.75% 3/1/21	21,000	20,317
Kinder Morgan Energy Partners 9.00% 2/1/19	25,000	31,178

(continues)                                             35

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Energy (continued)
Laredo Petroleum 7.375% 5/1/22	17,000	$17,935
Marathon Petroleum 4.75% 9/15/44	55,000	53,004
Midstates Petroleum 9.25% 6/1/21	26,000	25,870
Murphy Oil USA 6.00% 8/15/23	21,000	21,997
Newfield Exploration 5.625% 7/1/24	15,000	16,125
Northern Oil & Gas 8.00% 6/1/20	10,000	10,200
Oasis Petroleum 6.875% 3/15/22	21,000	22,260
Pacific Rubiales Energy 144A 7.25% 12/12/21 #	100,000	109,250
PDC Energy 7.75% 10/15/22	5,000	5,375
Petrobras Global Finance 4.875% 3/17/20	32,000	32,503
Petrobras International Finance 5.375% 1/27/21	11,000	11,174
Petroleos de Venezuela 9.00% 11/17/21	15,000	10,087
Plains All American Pipeline 8.75% 5/1/19	25,000	31,689
Pride International 6.875% 8/15/20	55,000	64,923
Regency Energy Partners 5.50% 4/15/23	17,000	17,297
Samson Investment 9.75% 2/15/20	17,000	15,513
SandRidge Energy 8.125% 10/15/22	30,000	30,113
Statoil 2.90% 11/8/20	15,000	15,318
Sunoco Logistics Partners Operations 3.45% 1/15/23	45,000	43,723
Talisman Energy
3.75% 2/1/21	10,000	10,122
5.50% 5/15/42	45,000	45,971
TransCanada PipeLines 6.35% 5/15/67 —	45,000	46,575
Williams 4.55% 6/24/24	15,000	14,868
Williams Partners 7.25% 2/1/17	20,000	22,535
YPF 144A 8.75% 4/4/24 #	13,000	13,293

		1,258,143

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Financials – 0.32%
General Electric Capital
2.10% 12/11/19	10,000	$9,953
3.45% 5/15/24	70,000	70,291
4.25% 1/17/18	NZD 10,000	7,731
6.00% 8/7/19	29,000	33,858
Nuveen Investments 144A 9.50% 10/15/20 #	17,000	19,805
SUAM Finance 144A 4.875% 4/17/24 #	100,000	102,000
Woodside Finance 144A 8.75% 3/1/19 #	20,000	25,017

		268,655

Insurance – 0.39%
Berkshire Hathaway Finance 2.90% 10/15/20	20,000	20,358
Chubb 6.375% 3/29/67 —	25,000	27,531
Highmark 144A 4.75% 5/15/21 #	10,000	10,165
Hockey Merger 144A 7.875% 10/1/21 #	13,000	13,374
Liberty Mutual Group
144A 4.25% 6/15/23 #	15,000	15,358
144A 4.95% 5/1/22 #	10,000	10,783
MetLife
6.40% 12/15/36	30,000	33,600
6.817% 8/15/18	60,000	70,425
Onex USI Acquisition 144A 7.75% 1/15/21 #	5,000	5,000
Prudential Financial
3.50% 5/15/24	10,000	9,917
4.50% 11/15/20	5,000	5,424
5.625% 6/15/43 —	10,000	10,472
5.875% 9/15/42 —	20,000	21,300
Teachers Insurance & Annuity Association of America
144A 4.375% 9/15/54 #—	10,000	10,098
144A 4.90% 9/15/44 #	20,000	20,463
Voya Financial 5.65% 5/15/53 —	15,000	15,150
XL Group 6.50% 10/29/49 —	25,000	24,250

		323,668

Media – 0.59%
CCO Holdings 5.25% 9/30/22	10,000	9,825
Comcast
3.375% 2/15/25	105,000	103,794
4.20% 8/15/34	10,000	9,947
4.75% 3/1/44	5,000	5,296

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Media (continued)
CSC Holdings 144A
5.25% 6/1/24 #	21,000	$20,213
DIRECTV Holdings
4.45% 4/1/24	55,000	57,391
5.15% 3/15/42	5,000	5,074
DISH DBS
5.00% 3/15/23	26,000	25,009
7.875% 9/1/19	9,000	10,193
Expedia 4.50% 8/15/24	15,000	14,896
Gray Television 7.50% 10/1/20	13,000	13,357
iHeartMedia PIK 14.00%
2/1/21	5,050	4,633
NetFlix 144A 5.75% 3/1/24 #	26,000	26,910
Nielsen Luxembourg 144A 5.50% 10/1/21 #	10,000	10,100
Sinclair Television Group
5.375% 4/1/21	17,000	16,830
6.125% 10/1/22	10,000	10,225
Time Warner 3.55% 6/1/24	20,000	19,753
Time Warner Cable
4.00% 9/1/21	15,000	15,807
8.25% 4/1/19	35,000	43,634
Univision Communications 144A 5.125% 5/15/23 #	21,000	21,367
Viacom 5.25% 4/1/44	50,000	51,870

		496,124

Real Estate – 0.34%
Alexandria Real Estate
Equities 4.60% 4/1/22	35,000	36,799
American Tower Trust I
144A 1.551% 3/15/43 #	10,000	9,846
144A 3.07% 3/15/23 #	25,000	24,618
Brandywine Operating Partnership 4.10% 10/1/24	15,000	14,851
CBL & Associates 5.25% 12/1/23	15,000	16,134
Corporate Office Properties
3.60% 5/15/23	20,000	19,163
5.25% 2/15/24	20,000	21,354
DDR
4.75% 4/15/18	20,000	21,593
7.50% 4/1/17	10,000	11,381
7.875% 9/1/20	15,000	18,662
Excel Trust 4.625% 5/15/24	10,000	10,184
Geo Group 5.875% 10/15/24	10,000	10,075

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Healthcare Trust of America Holdings 3.375% 7/15/21	10,000	$9,965
Hospitality Properties Trust 4.50% 3/15/25	20,000	19,798
Regency Centers 4.80% 4/15/21	25,000	27,260
WP Carey 4.60% 4/1/24	15,000	15,535

		287,218

Services – 0.12%
Ameristar Casinos 7.50% 4/15/21	10,000	10,450
Avis Budget Car Rental 5.50% 4/1/23	21,000	20,947
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	13,000	11,424
MGM Resorts International 11.375% 3/1/18	13,000	15,600
Service Corp International 144A 5.375% 5/15/24 #	17,000	17,127
United Rentals North America 5.75% 11/15/24	21,000	21,315
Wynn Las Vegas 5.375% 3/15/22	5,000	5,113

		101,976

Technology – 0.35%
Activision Blizzard 144A 6.125% 9/15/23 #	17,000	18,105
BMC Software Finance 144A 8.125% 7/15/21 #	10,000	9,650
Equinix
4.875% 4/1/20	10,000	9,950
5.375% 4/1/23	20,000	19,900
First Data
11.25% 1/15/21	13,000	14,836
11.75% 8/15/21	9,000	10,463
Jabil Circuit 7.75% 7/15/16	8,000	8,840
National Semiconductor 6.60% 6/15/17	35,000	39,943
NCR 6.375% 12/15/23	17,000	17,893
NetApp 3.25% 12/15/22	20,000	19,544
Oracle
3.40% 7/8/24	25,000	24,952
4.50% 7/8/44	15,000	15,222
Seagate HDD Cayman 144A 4.75% 1/1/25 #	25,000	25,000
Thermo Fisher Scientific 2.40% 2/1/19	20,000	20,051

(continues)                                             37

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Thermo Fisher Scientific 4.15% 2/1/24	40,000	$41,494

		295,843

Telecommunications – 1.03%
AT&T 4.80% 6/15/44	55,000	54,402
CC Holdings GS V 3.849% 4/15/23	15,000	14,781
CenturyLink
5.80% 3/15/22	50,000	51,500
6.75% 12/1/23	13,000	13,991
Crown Castle Towers 144A 4.883% 8/15/20 #	65,000	71,805
Hughes Satellite Systems 7.625% 6/15/21	10,000	10,950
Intelsat Luxembourg 8.125% 6/1/23	56,000	58,660
Lamar Media 5.00% 5/1/23	10,000	9,675
Level 3 Escrow II 144A 5.375% 8/15/22 #	21,000	20,737
MDC Partners 144A 6.75% 4/1/20 #	10,000	10,350
MetroPCS Wireless 6.625% 11/15/20	10,000	10,313
Motorola Solutions 4.00% 9/1/24	75,000	73,357
MTS International Funding 144A 8.625% 6/22/20 #	100,000	106,500
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,684
SES 144A 3.60% 4/4/23 #	35,000	35,369
SES Global Americas Holdings 144A 5.30% 3/25/44 #	25,000	26,514
Sprint
144A 7.125% 6/15/24 #	26,000	26,293
144A 7.875% 9/15/23 #	5,000	5,313
Telefonica Emisiones SAU 6.421% 6/20/16	75,000	81,544
T-Mobile USA 6.125% 1/15/22	21,000	21,184
Verizon Communications
144A 4.862% 8/21/46 #	51,000	51,268
5.15% 9/15/23	30,000	33,245
6.55% 9/15/43	10,000	12,512
Windstream
7.50% 4/1/23	5,000	5,150
7.75% 10/1/21	10,000	10,700
WPP Finance 2010 5.625% 11/15/43	15,000	16,358

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group 10.125% 7/1/20	10,000	$11,313

		868,468

Transportation – 0.22%
Air Medical Group Holdings 9.25% 11/1/18	9,000	9,427
Aviation Capital Group 144A 6.75% 4/6/21 #	15,000	17,100
Brambles USA 144A 3.95% 4/1/15 #	10,000	10,157
Burlington Northern Santa Fe 3.40% 9/1/24	30,000	29,643
ERAC USA Finance 144A 5.25% 10/1/20 #	25,000	28,217
Norfolk Southern 3.85% 1/15/24	65,000	67,346
United Parcel Service 5.125% 4/1/19	20,000	22,531

		184,421

Utilities – 0.97%
AES 5.50% 3/15/24	17,000	16,617
Ameren Illinois 9.75% 11/15/18	45,000	58,232
American Transmission Systems 144A 5.25% 1/15/22 #	55,000	61,016
American Water Capital 3.40% 3/1/25	15,000	14,970
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	51,389
Calpine 5.375% 1/15/23	10,000	9,687
CMS Energy 6.25% 2/1/20	15,000	17,597
ComEd Financing III 6.35% 3/15/33	20,000	20,650
Electricite de France 144A 4.60% 1/27/20 #	40,000	44,207
Entergy Arkansas 3.70% 6/1/24	5,000	5,150
Entergy Louisiana 4.05% 9/1/23	30,000	32,100
Exelon Generation 4.25% 6/15/22	30,000	30,968
Great Plains Energy
4.85% 6/1/21	15,000	16,547
5.292% 6/15/22	15,000	17,090
Integrys Energy Group 6.11% 12/1/66 —	30,000	30,609
IPALCO Enterprises 5.00% 5/1/18	15,000	15,881
ITC Holdings 3.65% 6/15/24	55,000	54,940

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
LG&E & KU Energy
3.75% 11/15/20	20,000	$20,806
4.375% 10/1/21	30,000	32,324
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,012
National Rural Utilities Cooperative Finance 4.75% 4/30/43 —	20,000	19,825
NextEra Energy Capital Holdings
2.40% 9/15/19	20,000	19,895
3.625% 6/15/23	10,000	10,143
NiSource Finance 6.125% 3/1/22	15,000	17,590
NRG Energy 144A 6.25% 5/1/24 #	10,000	10,075
NV Energy 6.25% 11/15/20	25,000	29,439
Pennsylvania Electric 5.20% 4/1/20	20,000	22,127
Public Service of Oklahoma 5.15% 12/1/19	70,000	78,189
Puget Energy 6.00% 9/1/21	10,000	11,645
SCANA 4.125% 2/1/22	15,000	15,500
Wisconsin Energy 6.25% 5/15/67 —	25,000	25,891

		816,111

Total Corporate Bonds (cost $8,427,376)		8,668,710

Municipal Bonds – 0.07%
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	5,000	3,687
5.75% 6/1/47	10,000	8,013
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	10,000	10,695
New York City, New York Series I 5.00% 8/1/22	5,000	6,001
New York State Thruway Authority Series A 5.00% 5/1/19	10,000	11,645
State of Maryland Local Facilities Series A 5.00% 8/1/21	10,000	12,152

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	5,000	$6,035

Total Municipal Bonds (cost $54,722)		58,228

Non-Agency Asset-Backed Securities – 0.46%

BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20 —	15,000	15,002
Chase Issuance Trust Series 2012-A10 A10 0.414% 12/16/19 —	100,000	99,816
Series 2013-A9 A 0.574% 11/16/20 —	100,000	100,207
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	50,000	49,765
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.554% 10/15/15 #—	120,000	120,497

Total Non-Agency Asset-Backed Securities (cost $387,215)		385,287

Non-Agency Collateralized Mortgage Obligations – 0.08%

Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	793	819
Series 2005-6 7A1 5.50% 7/25/20	919	936
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	11,768	11,793
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	31,623	31,939
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	6,815	6,958
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	5,280	5,366

(continues)                                             39

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.615% 4/25/36 —		13,104	$12,571

Total Non-Agency Collateralized Mortgage Obligations (cost $64,488)			70,382

Regional Bonds – 0.01%Δ

Australia – 0.00%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	3,000	2,784
Canada – 0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,440

Total Regional Bonds (cost $13,737)			13,224

Senior Secured Loans – 1.70%«

Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		46,613	46,589
Allegion U.S. Holding Tranche B 3.00% 12/26/20		54,588	54,371
Aramark Tranche E 3.25% 9/7/19		24,250	23,889
Azure Midstream Tranche B 6.50% 10/21/18		18,153	18,142
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		49,563	48,863
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		14,963	14,218
Charter Communications Tranche B 1st Lien 4.25% 8/12/21		25,000	24,955
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17		4,924	4,894
Clear Channel Communications Tranche B 3.65% 1/29/16		70,243	69,729
Community Health Systems Tranche D 4.25% 1/27/21		30,223	30,172
Community Health Systems Tranche E 3.25% 1/25/17		9,477	9,442
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17		19,449	19,252
Drillships Financing Holdings Tranche B1 6.00% 2/17/21		14,850	14,268

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
First Data Tranche B 1st Lien 4.00% 3/24/21	37,510	$37,041
HCA Tranche B5 1st Lien 2.75% 3/31/17	53,460	53,170
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	85,400	84,210
Houghton International 1st Lien 4.00% 12/10/19	88,425	87,872
Huntsman International Tranche B 3.75% 10/11/20	75,000	74,775
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	24,376	24,331
Immucor Tranche B2 5.00% 8/19/18	39,030	38,884
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	62,438	61,567
KIK Custom Products 1st Lien 5.50% 5/17/19	58,434	58,489
Landry’s Tranche B 4.00% 4/24/18	18,087	17,968
Level 3 Financing Tranche B 4.00% 1/15/20	35,000	34,426
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,125
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	19,900	19,427
Novelis Tranche B 3.75% 3/10/17	21,608	21,440
Nuveen Investments 1st Lien 4.00% 5/13/17	25,000	24,964
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	13,500	13,468
Patheon 4.25% 1/23/21	9,975	9,793
Republic of Angola 6.25% 12/16/23	31,000	31,000
Samson Investment 2nd Lien 5.00% 9/25/18	20,000	19,477
Scientific Games International 4.25% 5/22/20	29,775	29,696
Sensus USA 2nd Lien 8.50% 4/13/18	25,000	24,977
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	9,899	9,857
Sprouts Farmers 4.00% 4/12/20	18,231	18,159
Univision Communications Tranche C4 4.00% 3/1/20	80,310	78,896

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		24,564	$24,165
Wide Open West Finance 4.75% 3/27/19		64,025	63,852
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		81,002	79,930

Total Senior Secured Loans (cost $1,427,306)			1,425,743

Sovereign Bonds – 0.18%Δ

Brazil – 0.02%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	14,000	5,470
10.00% 1/1/21	BRL	39,000	14,346

			19,816

Colombia – 0.03%
Colombia Government International Bond
4.375% 3/21/23	COP	39,000,000	16,688
9.85% 6/28/27	COP	14,000,000	8,757

			25,445

Japan – 0.00%
Japanese Government CPI Linked Bond
0.10% 3/10/24	JPY	411,600	4,048

			4,048

Mexico – 0.00%
Mexican Bonos 6.50% 6/10/21	MXN	38,000	2,965

			2,965

Poland – 0.01%
Poland Government Bond
2.242% 7/25/16 ^	PLN	9,000	2,623
5.25% 10/25/17	PLN	10,000	3,301

			5,924

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		7,000	7,259

			7,259

Republic of Korea – 0.02%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	21,352,654	19,655

			19,655

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Romania – 0.02%
Romanian Government International Bond 144A 4.875% 1/22/24 #		12,000	$12,780

			12,780

South Africa – 0.04%
South Africa Government Bond 8.00% 1/31/30	ZAR	375,000	31,224

			31,224

Sweden – 0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	35,000	4,912

			4,912

United Kingdom – 0.02%
United Kingdom Gilt 1.25% 7/22/18	GBP	4,071	6,528
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	8,448	14,491

			21,019

Total Sovereign Bonds (cost $161,429)			155,047

Supranational Banks – 0.06%

European Bank for Reconstruction & Development 6.00% 3/3/16	INR	800,000	12,890
International Bank for Reconstruction & Development
2.898% 9/24/18 —	AUD	36,000	31,547
4.625% 10/6/21	NZD	4,000	3,108

Total Supranational Banks (cost $50,084)			47,545

U.S. Treasury Obligations – 1.32%

U.S. Treasury Bond 3.125% 8/15/44		480,000	472,388
U.S. Treasury Notes
1.75% 9/30/19		110,000	109,858
2.375% 8/15/24 ¥		535,000	528,856

Total U.S. Treasury Obligations (cost $1,113,371)			1,111,102

(continues)                                             41

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares
Preferred Stock – 0.10%
Alabama Power 5.625%	620	15,240
Integrys Energy Group 6.00% —	600	15,384
National Retail Properties 5.70%	395	9,421
Public Storage 5.20%	450	10,161
Regions Financial 6.375% —	500	12,690
U.S. Bancorp 3.50% —	25	20,681

Total Preferred Stock (cost $81,347)		83,577

	Principal amount°
Short-Term Investments – 4.00%
Discount Notes – 0.87%≠
Federal Home Loan Bank
0.025% 11/13/14	8,696	8,696
0.055% 11/19/14	137,957	137,957
0.077% 11/14/14	585,734	585,732

		732,385

Repurchase Agreements – 2.01%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $732,336 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $746,983)	732,336	732,336
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $244,112 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $248,994)	244,112	244,112

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $710,552 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $724,763)	710,552	$710,552

		1,687,000

U.S. Treasury Obligations – 1.12%≠
U.S. Treasury Bills
0.005% 12/26/14	765,408	765,389
0.093% 11/13/14	175,368	175,366

		940,755

Total Short-Term Investments (cost $3,360,075)		3,360,140

Total Value of Securities – 101.45% (cost $65,098,198)		$85,225,856

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $3,149,377, which represents 3.75% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $1,447,219, which represents 1.72% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $115,628, which represents 0.14% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

—	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(24,143)	USD	21,000	10/31/14	$(89)
BAML	EUR	(5,517)	USD	7,000	10/31/14	30
BAML	NZD	(40,265)	USD	31,751	10/31/14	421
BNP	AUD	(32,975)	USD	29,191	10/31/14	388
BNYM	EUR	5,432	USD	(6,905)	10/2/14	(44)
BNYM	JPY	4,968,277	USD	(45,552)	10/1/14	(247)
BNYM	THB	(54,441)	USD	1,676	10/2/14	(2)
DB	MXN	(255,836)	USD	18,973	10/31/14	(38)
GSC	ZAR	(154,368)	USD	13,716	10/31/14	111
HSBC	GBP	(7,388)	USD	12,000	10/31/14	26
JPMC	KRW	(9,864,400)	USD	9,427	10/31/14	91
TD	JPY	(613,300)	USD	5,633	10/31/14	39

						$686

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	E-mini MSCI EAFE Index	$(758,657)	$(735,880)	12/22/14	$22,777
(16)	E-mini MSCI Emerging Markets Index	(845,395)	(802,160)	12/22/14	43,235
(7)	E-mini S&P 500 Index	(691,790)	(687,925)	12/22/14	3,865
(1)	U.S. Treasury 5 yr Notes	(118,062)	(118,258)	1/2/15	(196)
2	U.S. Treasury 10 yr Notes	248,398	249,282	12/22/14	884
1	U.S. Treasury Long Bond	137,378	137,906	12/22/14	528

		$(2,028,128)			$71,093

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

(continues)                                             43

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund

September 30, 2014

	Number of	Value
	shares	(U.S. $)

Common Stock – 58.72%

U.S. Markets – 32.27%
Consumer Discretionary – 3.67%
BorgWarner	2,040	$107,324
Buffalo Wild Wings †	925	124,200
Century Communications =†	25,000	0
Cheesecake Factory	2,790	126,945
Cinemark Holdings	1,610	54,804
Comcast Special Class A	4,610	246,635
Del Frisco’s Restaurant Group †	4,260	81,536
Discovery Communications Class A †	7,079	267,586
Discovery Communications Class C †	23,433	873,582
DSW Class A	3,980	119,838
Express †	4,160	64,938
Ford Motor	14,280	211,201
G-III Apparel Group †	1,565	129,676
Iconix Brand Group †	3,015	111,374
Jack in the Box	2,740	186,841
Johnson Controls	21,100	928,400
L Brands	18,322	1,227,208
Liberty Interactive Class A †	45,742	1,304,562
Lowe’s	18,100	957,852
Macy’s	3,880	225,738
Madden (Steven) †	4,800	154,704
McDonald’s	1,140	108,083
National CineMedia	5,915	85,827
NIKE Class B	9,428	840,978
Nordstrom	2,530	172,976
Popeyes Louisiana Kitchen †	3,540	143,370
Priceline Group †	1,100	1,274,438
Regal Entertainment Group Class A	2,630	52,284
Sally Beauty Holdings †	16,491	451,359
Shutterfly †	2,205	107,472
Starbucks	3,080	232,417
Tenneco †	2,615	136,791
Tractor Supply	2,630	161,771
Urban Outfitters †	4,030	147,901
Viacom Class B	1,210	93,097

		11,513,708

Consumer Staples – 2.25%
Archer-Daniels-Midland	18,900	965,790
Casey’s General Stores	3,295	236,251
Coca-Cola	2,410	102,811
CVS Health	15,690	1,248,767
General Mills	3,840	193,728

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
J&J Snack Foods	1,135	$106,191
Kimberly-Clark	1,470	158,128
Kraft Foods Group	16,667	940,000
Mondelez International Class A	27,300	935,435
PepsiCo	3,830	356,535
Procter & Gamble	5,360	448,846
Walgreen	22,952	1,360,365

		7,052,847

Energy – 3.36%
Bonanza Creek Energy †	615	34,993
Bristow Group	875	58,800
C&J Energy Services †	2,890	88,289
Carrizo Oil & Gas †	1,775	95,531
Chevron	11,660	1,391,271
ConocoPhillips	13,470	1,030,724
Core Laboratories	750	109,763
Diamondback Energy †	890	66,554
EOG Resources	16,746	1,658,189
Exxon Mobil	4,260	400,653
Halliburton	14,400	928,944
Jones Energy Class A @†	4,480	84,134
Kinder Morgan	15,557	596,455
Kodiak Oil & Gas †	7,990	108,424
Marathon Oil	28,640	1,076,578
Occidental Petroleum	12,030	1,156,685
Parsley Energy Class A †	1,035	22,077
Pioneer Energy Services †	2,620	36,732
RigNet †	2,580	104,361
Rosetta Resources †	2,540	113,182
RSP Permian †	1,625	41,535
Schlumberger	3,100	315,239
Williams	18,515	1,024,805

		10,543,918

Financials – 6.20%
AFLAC	3,460	201,545
Allstate	15,700	963,509
American Campus Communities	1,575	57,409
American Equity Investment Life Holding	5,740	131,331
American Realty Capital Properties	5,425	65,425
American Tower	2,530	236,884
Ameriprise Financial	1,380	170,264

(continues)                                             45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
AMERISAFE	2,040	$79,784
Apartment Investment & Management	2,575	81,937
AvalonBay Communities	1,850	260,795
Bank of New York Mellon	24,100	933,393
BB&T	25,500	948,855
BBCN Bancorp	6,060	88,415
BlackRock	550	180,576
Boston Properties	2,375	274,930
Brandywine Realty Trust	7,825	110,098
Bryn Mawr Bank	1,120	31,730
Camden Property Trust	1,125	77,096
Capital One Financial	3,400	277,508
Cardinal Financial	5,960	101,737
Citigroup	6,160	319,211
City Holding	2,285	96,267
Corporate Office Properties Trust	2,075	53,369
Cousins Properties	4,975	59,451
Crown Castle International	18,513	1,490,852
DCT Industrial Trust	18,035	135,443
DDR	8,950	149,733
Douglas Emmett	4,925	126,425
Duke Realty	9,675	166,217
DuPont Fabros Technology	3,960	107,078
EastGroup Properties	1,485	89,976
EPR Properties	3,895	197,399
Equity Lifestyle Properties	1,375	58,245
Equity One	2,525	54,616
Equity Residential	4,725	290,965
Essex Property Trust	975	174,281
Evercore Partners Class A	4,305	202,335
Extra Space Storage	1,325	68,330
Federal Realty Investment Trust	525	62,191
Fidelity & Guaranty Life	4,190	89,457
First Industrial Realty Trust	5,550	93,851
First NBC Bank Holding †	2,745	89,899
First Potomac Realty Trust	2,950	34,663
Flushing Financial	3,930	71,801
General Growth Properties	10,400	244,920
Greenhill & Co	1,455	67,643
Health Care REIT	1,450	90,437
Healthcare Realty Trust	2,750	65,120
Healthcare Trust of America Class A	5,100	59,160

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Highwoods Properties	2,725	$106,003
Host Hotels & Resorts	15,995	341,173
Independent Bank @	2,620	93,586
Infinity Property & Casualty @	1,260	80,653
IntercontinentalExchange	5,380	1,049,369
Invesco	4,340	171,343
JPMorgan Chase	7,620	459,029
Kilroy Realty	1,675	99,562
Kimco Realty	5,075	111,193
Kite Realty Group Trust	5,147	124,763
LaSalle Hotel Properties	5,260	180,102
Lexington Realty Trust	5,900	57,761
Liberty Property Trust	1,425	47,395
LTC Properties	525	19,367
Macerich	1,500	95,745
Marsh & McLennan	18,200	952,588
National Retail Properties	5,820	201,197
Pebblebrook Hotel Trust	2,000	74,680
Post Properties	1,750	89,845
Primerica	2,165	104,396
Prologis	6,850	258,245
Prosperity Bancshares	2,165	123,773
Prudential Financial	1,600	140,704
PS Business Parks	825	62,815
Public Storage	1,325	219,738
Ramco-Gershenson Properties Trust	9,565	155,431
Raymond James Financial	3,480	186,458
Regency Centers	2,175	117,080
RLJ Lodging Trust	2,925	83,275
Sabra Health Care REIT	1,550	37,696
Selective Insurance Group @	3,875	85,793
Simon Property Group	4,050	665,901
SL Green Realty	1,875	189,975
Sovran Self Storage	1,270	94,437
Spirit Realty Capital	7,475	82,001
State Street	2,550	187,705
Sterling Bancorp	9,355	119,650
Stifel Financial †	2,480	116,287
Strategic Hotels & Resorts †	8,000	93,200
Susquehanna Bancshares	9,945	99,450
Tanger Factory Outlet Centers	2,900	94,888
Taubman Centers	725	52,925
Texas Capital Bancshares †	1,920	110,746
Travelers	2,390	224,517
UDR	4,400	119,900
United Fire Group	2,650	73,591

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Ventas	4,075	$252,446
Vornado Realty Trust	2,725	272,391
Webster Financial	3,570	104,030
Wells Fargo	7,520	390,062
Western Alliance Bancorp †	4,940	118,066

		19,475,482

Healthcare – 4.80%
AbbVie	5,790	334,430
Acorda Therapeutics †	3,300	111,804
Actavis †	660	159,245
Air Methods †	2,845	158,040
Akorn †	3,165	114,795
Alkermes †	2,600	111,462
Allergan	9,906	1,765,150
Auxilium Pharmaceuticals †	3,570	106,565
Baxter International	13,000	933,010
Cardinal Health	12,800	958,976
Celgene †	24,673	2,338,507
Cepheid †	3,210	141,336
Conmed	3,015	111,073
Cross Country Healthcare †	7,355	68,328
CryoLife	7,180	70,867
DexCom †	3,040	121,570
Express Scripts Holding †	3,720	262,744
Gilead Sciences †	3,800	404,510
Isis Pharmaceuticals †	1,625	63,099
Johnson & Johnson	9,930	1,058,439
Medicines †	1,945	43,412
Merck	22,370	1,326,094
Merit Medical Systems †	4,125	49,005
NPS Pharmaceuticals †	4,175	108,550
Perrigo	4,075	612,024
Pfizer	46,192	1,365,897
Prestige Brands Holdings †	2,375	76,879
Quest Diagnostics	15,300	928,404
Quidel †	4,030	108,286
Spectrum Pharmaceuticals †	7,510	61,131
Thermo Fisher Scientific	2,380	289,646
UnitedHealth Group	3,830	330,338
Vertex Pharmaceuticals †	1,150	129,157
WellCare Health Plans †	1,545	93,225
West Pharmaceutical Services	3,590	160,688

		15,076,686

Industrials – 2.54%
Aaon	5,946	101,141

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Acuity Brands	375	$44,141
Applied Industrial Technologies	2,850	130,103
Barnes Group	3,645	110,626
Boeing	1,320	168,142
Caterpillar	820	81,205
Chart Industries †	620	37,901
Columbus McKinnon	4,215	92,688
Continental Building Products †	616	8,994
Cummins	870	114,823
Deere	1,070	87,729
Eaton	2,250	142,583
ESCO Technologies	2,075	72,169
Esterline Technologies †	1,630	181,370
FedEx	1,600	258,320
General Electric	16,090	412,226
Granite Construction	3,243	103,160
Honeywell International	2,290	213,245
Hunt (J.B.) Transport Services	1,420	105,151
Kadant	3,230	126,131
KEYW Holding †	9,040	100,073
Kforce	6,660	130,336
Lockheed Martin	1,370	250,409
MasTec †	1,845	56,494
McGrath RentCorp	3,565	121,923
MYR Group †	2,650	63,812
Nielsen Holdings	3,000	132,990
Northrop Grumman	7,400	975,024
Parker Hannifin	1,310	149,537
Raytheon	9,500	965,390
Republic Services	3,190	124,474
Roadrunner Transportation Systems †	4,065	92,641
Rockwell Collins	970	76,145
Tetra Tech	3,400	84,932
Union Pacific	3,080	333,934
United Stationers	3,350	125,860
United Technologies	2,230	235,488
US Ecology	2,400	112,224
WageWorks †	3,010	137,045
Waste Management	20,500	974,365
XPO Logistics †	4,120	155,200

		7,990,144

Information Technology – 7.23%
Accenture Class A	3,060	248,839

(continues)                                             47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	13,885	$960,703
Anixter International	1,400	118,776
Apple	6,835	688,626
Applied Micro Circuits †	10,095	70,665
Avago Technologies	1,650	143,550
Brightcove †	6,461	36,052
Broadcom Class A	24,000	970,080
Callidus Software †	3,605	43,332
Cisco Systems	44,990	1,132,398
eBay †	29,173	1,652,067
EMC	11,130	325,664
Equinix †	4,998	1,061,975
ExlService Holdings †	1,750	42,717
Facebook Class A †	3,440	271,898
FARO Technologies †	2,605	132,204
Google Class A †	1,870	1,100,327
Google Class C †	1,293	746,526
GrubHub †	1,335	45,710
Guidewire Software †	2,250	99,765
Intel	34,250	1,192,585
International Business Machines	380	72,135
InterXion Holding †	3,550	98,300
Intuit	11,632	1,019,545
j2 Global	2,595	128,089
MasterCard Class A	20,449	1,511,590
Maxim Integrated Products	6,030	182,347
Microsoft	52,576	2,437,423
NETGEAR †	2,865	89,531
Plantronics	1,950	93,171
Proofpoint †	3,860	143,360
QUALCOMM	24,338	1,819,752
Rally Software Development †	4,710	56,567
Rofin-Sinar Technologies †	4,290	98,927
salesforce.com †	2,660	153,030
SciQuest †	5,805	87,307
Semtech †	4,580	124,347
SS&C Technologies Holdings †	2,510	110,164
Synaptics †	1,575	115,290
TeleTech Holdings †	3,780	92,912
Tyler Technologies †	900	79,560
Visa Class A	7,688	1,640,389
Xerox	70,800	936,684
Yahoo †	4,900	199,675
Yelp †	4,883	333,265

		22,707,819

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Materials – 0.88%
Axiall	2,550	$91,315
Boise Cascade †	3,725	112,271
Chemtura †	5,330	124,349
duPont (E.I.) deNemours	17,430	1,250,777
Eastman Chemical	2,530	204,652
Huntsman	4,590	119,294
Innophos Holdings	1,510	83,186
International Paper	2,210	105,505
Kaiser Aluminum	1,400	106,708
Materion	2,085	63,947
MeadWestvaco	4,770	195,284
Neenah Paper	2,080	111,238
Quaker Chemical	755	54,126
Taminco †	2,340	61,074
Worthington Industries	2,350	87,467

		2,771,193

Telecommunication Services – 0.79%
AT&T	37,120	1,308,109
Atlantic Tele-Network	1,315	70,879
inContact †	11,410	99,210
Verizon Communications	19,800	989,802

		2,468,000

Utilities – 0.55%
Cleco	2,375	114,356
Edison International	18,530	1,036,198
MDU Resources Group	4,960	137,938
NorthWestern	2,245	101,833
OGE Energy	4,470	165,882
Sempra Energy	1,600	168,608

		1,724,815

Total U.S. Markets (cost $58,912,087)		101,324,612

Developed Markets – 18.78%§
Consumer Discretionary – 2.87%
Adidas	2,950	220,774
Bayerische Motoren Werke	5,097	547,360
Benesse Holdings	4,800	157,571
Cie Financiere Richemont Class A	1,670	137,060
Compass Group	17,210	278,015
Denso	4,400	202,818
Don Quijote Holdings	5,000	286,782
Hennes & Mauritz Class B	3,350	139,040
Kering	2,379	479,735

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary (continued)
LVMH Moet Hennessy Louis Vuitton	945	$153,620
Nitori Holdings	16,748	1,036,966
Publicis Groupe	7,622	523,439
Reed Elsevier	7,800	177,044
Sekisui Chemical	16,000	183,541
Shimamura	2,000	183,833
Sodexo	2,200	215,303
Sumitomo Electric Industries	13,700	202,442
Sumitomo Rubber Industries	42,400	602,759
Swatch Group	420	199,782
Techtronic Industries	166,500	481,391
Toyota Motor	25,989	1,531,636
USS	10,100	154,726
WPP	12,400	249,260
Yue Yuen Industrial Holdings	212,500	644,491

		8,989,388

Consumer Staples – 2.18%
Anheuser-Busch InBev	2,780	309,426
Aryzta †	14,160	1,221,470
British American Tobacco	6,400	361,259
Carlsberg Class B	8,082	718,589
Coca-Cola Amatil	64,778	497,970
Diageo	7,480	216,446
Heineken	2,770	207,268
Henkel	1,920	179,437
Jeronimo Martins	11,800	129,938
Kao	5,900	230,077
Kerry Group Class A	2,430	171,330
Koninklijke Ahold	8,940	144,765
L’Oreal	840	133,368
Meiji Holdings	2,600	205,553
Nestle	7,400	544,545
Reckitt Benckiser Group	2,040	176,927
SABMiller	3,060	170,048
Tesco	125,725	379,499
Unilever	4,780	200,308
Unilever CVA	5,400	215,058
Wesfarmers	3,650	134,733
Woolworths	9,700	290,795

		6,838,809

Energy – 0.83%
AMEC	10,100	180,759
BG Group	12,100	223,615
CGG †	15,300	139,472

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Energy (continued)
Neste Oil	8,350	$171,914
Saipem †	30,702	653,050
Subsea 7	42,607	608,454
Total	9,718	631,539

		2,608,803

Financials – 2.99%
AIA Group	29,200	150,986
AXA	44,747	1,102,704
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel BM †	47,500	192,430
Commonwealth Bank of Australia	4,930	324,986
Daito Trust Construction	1,700	200,825
Daiwa Securities Group	28,000	221,850
ING Groep CVA †	50,246	717,797
Intesa Sanpaolo	61,500	186,900
KBC Groep †	3,620	192,796
Lloyds Banking Group †	189,000	235,520
Mitsubishi UFJ Financial Group	183,573	1,038,180
Nordea Bank	88,860	1,156,297
OCBC Bank	28,000	213,789
Prudential	8,000	178,451
QBE Insurance Group	19,900	203,157
Schroders	4,800	186,050
Seven Bank	50,200	204,618
Societe Generale	4,350	222,087
Sony Financial Holdings	11,100	179,560
Standard Chartered	55,061	1,018,003
UBS †	10,850	189,348
UniCredit	135,982	1,075,210

		9,391,544

Healthcare – 3.23%
Actelion †	1,330	156,454
Bayer	2,560	358,599
CSL	4,650	301,969
Dainippon Sumitomo Pharma	15,300	194,904
GlaxoSmithKline	15,250	349,319
ICON †	2,855	163,392
Miraca Holdings	3,700	153,007
Novartis	19,074	1,801,206
Novo Nordisk ADR	20,248	964,210
Novo Nordisk Class B	7,300	349,303
QIAGEN †	6,750	153,722

(continues)                                             49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Healthcare (continued)
Roche Holding	2,550	$756,199
Sanofi	10,750	1,216,075
Smith & Nephew	15,500	261,321
Stada Arzneimittel	14,913	593,447
Teva Pharmaceutical Industries ADR	44,000	2,365,000

		10,138,127

Industrials – 2.98%
ABB †	10,592	238,324
Adecco	2,480	168,468
Aggreko	6,900	173,153
AP Moeller – Maersk	85	201,919
Cathay Pacific Airways	100,000	184,163
Cie de Saint-Gobain	5,100	233,419
Cobham	38,300	180,739
Deutsche Lufthansa	7,673	121,196
Deutsche Post	28,072	900,272
East Japan Railway	12,841	962,504
Elbit Systems	3,670	227,600
Ferrovial	8,300	160,978
Fuji Electric	36,000	174,313
ITOCHU	82,649	1,009,891
JTEKT	8,900	148,841
Koninklijke Boskalis Westminster	3,000	168,927
Koninklijke Philips	35,677	1,138,532
Meggitt	67,853	496,304
Schneider Electric	2,670	205,047
Singapore Airlines	24,000	185,129
Travis Perkins	7,330	197,728
Vinci	13,835	803,937
WestJet Airlines @	32,114	898,165
Yamato Holdings	9,300	173,127

		9,352,676

Information Technology – 1.41%
Amadeus IT Holding	4,950	185,194
Cap Gemini	2,930	210,321
CGI Group Class A †	40,304	1,361,882
Computershare	15,250	162,362
Ericsson LM Class B	23,300	295,766
Hitachi	29,000	221,470
Infineon Technologies	18,950	196,106
NICE Systems	3,980	161,236
SAP	3,050	219,975
Seiko Epson	4,900	235,472
Teleperformance	16,599	1,026,924

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Information Technology (continued)
Trend Micro	4,700	$159,002

		4,435,710

Materials – 1.47%
Air Liquide	2,040	248,834
Anglo American ADR	9,000	100,965
Arkema	2,330	156,333
AuRico Gold	54,422	190,017
BASF	1,450	133,021
BHP Billiton Limited	11,700	346,962
EMS-Chemie Holding	470	195,577
Fletcher Building	20,200	138,453
Johnson Matthey	4,000	189,280
Lafarge	8,042	579,201
Rexam	85,315	680,180
Rio Tinto	12,901	634,002
Shin-Etsu Chemical	3,200	209,161
Syngenta ADR	6,477	410,447
Toray Industries	28,000	185,109
Yamana Gold	37,483	224,928

		4,622,470

Telecommunication Services – 0.63%
BT Group	35,500	218,456
KDDI	3,600	216,430
Nippon Telegraph & Telephone	21,643	1,346,162
Softbank	2,900	203,329

		1,984,377

Utilities – 0.19%
National Grid	26,753	385,119
Tokyo Gas	36,000	202,380

		587,499

Total Developed Markets (cost $46,671,951)		58,949,403

Emerging Markets X – 7.67%
Consumer Discretionary – 0.45%
Arcos Dorados Holdings @	17,300	103,454
Grupo Televisa ADR	17,550	594,594
Hyundai Motor	878	158,547
LG Electronics	2,700	168,150
Mahindra & Mahindra	10,420	228,924
Woolworths Holdings	23,755	147,158

		1,400,827

Consumer Staples – 1.07%
Anadolu Efes Biracilik Ve Malt Sanayii †	23,396	270,278

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Brasil Foods ADR	12,160	$289,286
China Mengniu Dairy	50,000	206,057
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,200	226,772
Cia Cervecerias Unidas ADR	5,600	123,368
Fomento Economico Mexicano ADR	2,925	269,246
Hypermarcas †	47,600	343,084
Lotte Chilsung Beverage @	215	442,860
Lotte Confectionery @	143	295,367
Tingyi Cayman Islands Holding	71,816	188,677
Tsingtao Brewery	24,162	172,078
Uni-President China Holdings @	341,000	340,787
Wal-Mart de Mexico Class V	72,372	182,197

		3,350,057

Energy – 1.22%
Cairn India	32,608	164,172
China Petroleum & Chemical	162,850	142,614
CNOOC ADR	1,240	213,950
Gazprom ADR @	48,475	341,264
LUKOIL ADR	5,100	259,590
PetroChina ADR	1,600	205,616
Petroleo Brasileiro ADR	38,600	547,734
Polski Koncern Naftowy Orlen	9,561	119,115
PTT	22,291	247,410
Reliance Industries GDR 144A #	26,806	817,583
Rosneft GDR @	32,178	187,501
Sasol ADR	4,700	256,103
Tambang Batubara Bukit Asam Persero	119,300	129,238
YPF ADR	5,700	210,843

		3,842,733

Financials – 1.07%
Banco Santander Brasil ADR	29,350	191,949
Bangkok Bank	33,061	207,937
China Construction Bank	310,449	217,498
Etalon Group GDR 144A #@=	16,400	59,860
ICICI Bank ADR	6,000	294,600
Industrial & Commercial Bank of China	375,800	234,244
Itau Unibanco Holding ADR	21,284	295,422

	Number of	Value
	shares	(U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
KB Financial Group ADR	8,889	$321,975
Powszechna Kasa Oszczednosci Bank Polski	9,947	119,148
Remgro	9,010	182,047
Samsung Life Insurance	2,444	245,570
Sberbank @=	129,764	247,447
Shinhan Financial Group	6,202	285,717
Standard Bank Group	22,927	265,426
UEM Sunrise @	343,919	190,833

		3,359,673

Industrials – 0.30%
America Latina Logistica	20,419	52,979
Empresas ICA ADR †	18,300	126,636
Gol Linhas Aereas Inteligentes ADR †	24,100	115,921
KCC @	868	591,584
Santos Brasil Participacoes	8,600	59,034

		946,154

Information Technology – 1.59%
Alibaba Group Holding ADR †	200	17,770
Baidu ADR †	8,526	1,860,629
Hon Hai Precision Industry	123,735	390,486
LG Display ADR †	14,200	223,650
MediaTek	19,000	281,377
Samsung Electronics	889	997,750
SINA †	3,200	131,648
Sohu.com †	6,700	336,541
Taiwan Semiconductor Manufacturing	61,069	240,903
Taiwan Semiconductor Manufacturing ADR	11,200	226,016
United Microelectronics	359,000	148,698
WNS Holdings ADR †	6,685	150,479

		5,005,947

Materials – 0.69%
Anglo American Platinum †	3,037	98,519
Braskem ADR	13,175	173,515
Cemex ADR †	35,766	466,383
Cemex Latam Holdings †	13,323	118,690
Fibria Celulose ADR †	24,490	269,390
Gerdau @	11,700	47,184
Gerdau ADR	15,100	72,480
Impala Platinum Holdings †	6,208	47,858
Nine Dragons Paper Holdings	147,000	105,827
Siam Cement	8,500	117,928
Siam Cement NVDR	6,700	92,955

(continues)                                             51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Materials (continued)
Sociedad Quimica y Minera de Chile ADR	4,600	$120,244
Ultratech Cement	5,135	218,171
Vale ADR	19,925	219,374

		2,168,518

Telecommunication Services – 1.28%
America Movil ADR	9,000	226,800
China Mobile	37,921	438,310
China Mobile ADR	4,925	289,344
KT ADR	10,650	172,637
MegaFon GDR	9,852	250,044
Mobile Telesystems ADR	7,700	115,038
MTN Group	10,960	231,450
Reliance Communications †	53,127	84,914
SK Telecom ADR	34,500	1,046,730
Telefonica Brasil ADR	10,105	198,866
Tim Participacoes ADR	23,400	613,080
Turkcell Iletisim Hizmetleri ADR †	11,350	149,139
Vodacom Group	16,755	193,008

		4,009,360

Total Emerging Markets (cost $20,456,235)		24,083,269

Total Common Stock (cost $126,040,273)		184,357,284

Convertible Preferred Stock – 0.26%

Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	900	44,910
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	2,525	54,169
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	38	43,567
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	43	47,811
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	1,215	68,113
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	1,150	58,420

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	59	$50,150
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	47	62,551
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	49	64,680
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,385	113,240
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	1,750	78,155
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	836	79,525
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	50	60,126

Total Convertible Preferred Stock (cost $842,055)		825,417

Exchange-Traded Funds – 0.11%

iShares MSCI EAFE Growth Index ETF	4,250	289,425
iShares MSCI EAFE Index ETF	930	59,632
Vanguard FTSE Developed Markets ETF	210	8,348

Total Exchange-Traded Funds (cost $359,086)		357,405

	Principal amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	63,272	68,894
Fannie Mae Whole Loan REMIC Trust Series 2002-W11 AV1 0.495% 11/25/32 —	6,141	5,622

Total Agency Asset-Backed Securities (cost $68,904)		74,516

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 0.31%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	26,704	30,313
Series 2003-26 AT 5.00% 11/25/32	46,085	47,831
Series 2010-41 PN 4.50% 4/25/40	120,000	128,829
Series 2010-96 DC 4.00% 9/25/25	5,000	5,328
Series 2012-122 SD 5.946% 11/25/42 —S	187,956	41,745
Series 2013-26 ID 3.00% 4/25/33 S	260,179	42,202
Series 2013-38 AI 3.00% 4/25/33 S	252,259	40,557
Series 2013-44 DI 3.00% 5/25/33 S	778,678	129,160
Series 2014-36 ZE 3.00% 6/25/44	95,954	80,168
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	19,866	22,559
Series 4065 DE 3.00% 6/15/32	30,000	28,861
Series 4185 LI 3.00% 3/15/33 S	193,830	32,593
Series 4191 CI 3.00% 4/15/33 S	91,030	15,116
GNMA Series 2010-113 KE 4.50% 9/20/40	295,000	318,434

Total Agency Collateralized Mortgage Obligations (cost $934,975)		963,696

Agency Mortgage-Backed Securities – 6.68%

Fannie Mae 6.50% 8/1/17	9,365	9,750
Fannie Mae ARM
2.42% 5/1/43 —	79,443	78,990
2.546% 6/1/43 —	27,936	27,957
3.199% 4/1/44 —	122,948	126,721
3.279% 3/1/44 —	109,360	113,424
3.292% 9/1/43 —	96,121	99,141
Fannie Mae Relocation 30 yr 5.00% 1/1/36	5,355	5,851
Fannie Mae S.F.15 yr
2.50% 10/1/27	84,622	85,610
2.50% 2/1/28	283,252	286,558
3.00% 11/1/27	14,473	14,959

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F.15 yr
3.50% 7/1/26	86,665	$91,335
4.00% 4/1/24	26,372	28,129
4.00% 5/1/25	43,559	46,486
4.00% 6/1/25	160,869	171,660
4.00% 11/1/25	205,039	218,956
4.00% 12/1/26	75,011	80,056
4.00% 5/1/27	157,926	168,506
4.00% 8/1/27	89,784	95,855
4.50% 4/1/18	8,090	8,546
5.00% 9/1/18	13,487	14,240
5.50% 6/1/22	2,388	2,529
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	340,000	341,913
2.50% 11/1/29	310,000	311,005
3.00% 10/1/29	986,000	1,015,580
Fannie Mae S.F. 20 yr
3.00% 2/1/33	9,756	9,943
3.00% 8/1/33	74,223	75,368
3.50% 4/1/33	13,762	14,353
3.50% 9/1/33	53,711	56,017
4.00% 1/1/31	14,695	15,710
4.00% 2/1/31	57,294	61,245
5.00% 11/1/23	6,307	6,956
5.50% 8/1/28	13,275	14,826
5.50% 12/1/29	9,162	10,233
6.00% 9/1/29	47,044	53,179
Fannie Mae S.F. 30 yr
3.00% 7/1/42	71,733	70,906
3.00% 10/1/42	1,118,802	1,105,725
3.00% 12/1/42	188,892	186,661
3.00% 2/1/43	45,848	45,295
3.00% 4/1/43	281,284	277,806
3.00% 5/1/43	176,164	173,957
4.00% 8/1/43	32,500	34,382
4.50% 11/1/41	91,558	99,047
4.50% 12/1/43	15,507	16,787
4.50% 5/1/44	64,636	69,978
5.00% 2/1/35	5,524	6,110
5.00% 4/1/35	25,787	28,516
5.00% 7/1/35	32,844	36,308
5.00% 10/1/35	17,954	19,853
5.00% 11/1/35	23,825	26,354
5.00% 2/1/37	70,284	77,761
5.00% 4/1/37	19,944	22,038
5.50% 12/1/32	4,150	4,658
5.50% 2/1/33	61,120	68,439
5.50% 4/1/34	21,627	24,271
5.50% 11/1/34	23,059	25,865

(continues)                                             53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 12/1/34	142,296	$159,435
5.50% 3/1/35	45,363	50,787
5.50% 5/1/35	36,693	41,111
5.50% 6/1/35	18,953	21,164
5.50% 1/1/36	12,816	14,361
5.50% 5/1/36	10,764	12,050
5.50% 7/1/36	6,303	7,063
5.50% 1/1/37	1,278	1,434
5.50% 2/1/37	16,447	18,333
5.50% 8/1/37	58,952	66,031
5.50% 1/1/38	1,640	1,827
5.50% 2/1/38	40,472	45,321
5.50% 3/1/38	44,155	49,529
5.50% 6/1/38	3,980	4,429
5.50% 9/1/38	161,292	180,540
5.50% 10/1/39	207,781	231,196
5.50% 7/1/40	60,920	67,786
5.50% 9/1/41	24,325	27,099
6.00% 5/1/36	66,249	75,111
6.00% 6/1/36	7,442	8,443
6.00% 12/1/36	8,934	10,164
6.00% 2/1/37	24,912	28,247
6.00% 5/1/37	66,993	75,637
6.00% 6/1/37	4,540	5,193
6.00% 7/1/37	4,837	5,485
6.00% 8/1/37	104,822	119,247
6.00% 9/1/37	8,928	10,123
6.00% 11/1/37	12,138	13,855
6.00% 5/1/38	113,674	128,581
6.00% 7/1/38	3,196	3,608
6.00% 9/1/38	22,730	25,692
6.00% 10/1/38	99,975	112,919
6.00% 11/1/38	20,811	23,657
6.00% 1/1/39	42,243	47,718
6.00% 9/1/39	359,084	405,936
6.00% 3/1/40	35,782	40,437
6.00% 7/1/40	146,639	165,803
6.00% 9/1/40	31,205	35,334
6.00% 11/1/40	12,828	14,681
6.00% 5/1/41	47,587	53,876
6.50% 2/1/36	25,202	29,261
7.50% 6/1/31	17,577	21,179
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	2,442,000	2,400,505
3.50% 11/1/44	827,000	842,829
4.00% 10/1/44	452,000	476,323
4.00% 11/1/44	3,330,000	3,498,789
4.50% 11/1/44	2,895,000	3,115,404

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA 5.00% 11/1/44	191,000	$210,295
Freddie Mac ARM
2.249% 7/1/36 —	19,354	20,766
2.338% 4/1/34 —	6,584	7,008
2.526% 1/1/44 —	234,090	238,660
Freddie Mac S.F. 15 yr
2.50% 3/1/28	42,995	43,432
4.00% 12/1/24	34,438	36,599
4.00% 5/1/25	12,924	13,796
4.00% 8/1/25	30,017	32,053
4.50% 8/1/24	73,356	78,684
4.50% 7/1/25	14,012	15,005
4.50% 6/1/26	33,018	35,261
5.00% 6/1/18	15,035	15,873
Freddie Mac S.F. 20 yr 3.50% 1/1/34	99,665	103,646
Freddie Mac S.F. 30 yr
3.00% 10/1/42	83,860	83,198
3.00% 11/1/42	92,580	92,137
4.50% 10/1/39	46,308	49,967
4.50% 3/1/42	398,085	429,757
5.50% 3/1/34	8,676	9,722
5.50% 12/1/34	8,325	9,361
5.50% 6/1/36	5,818	6,492
5.50% 11/1/36	13,260	14,787
5.50% 12/1/36	3,042	3,387
5.50% 6/1/38	7,545	8,403
5.50% 3/1/40	31,691	35,297
5.50% 8/1/40	35,967	40,023
5.50% 1/1/41	34,436	38,330
5.50% 6/1/41	32,936	36,655
6.00% 2/1/36	18,848	21,461
6.00% 1/1/38	12,941	14,576
6.00% 6/1/38	34,073	38,416
6.00% 8/1/38	70,320	80,340
6.00% 5/1/40	14,445	16,290
6.50% 4/1/39	55,531	62,789
7.00% 11/1/33	17,418	20,224
GNMA I S.F. 30 yr
5.00% 6/15/40	18,362	20,210
7.50% 9/15/31	17,027	18,675

Total Agency Mortgage-Backed Securities (cost $20,838,939)		20,977,412

	Principal amount°	Value (U.S. $)

Agency Obligations – 0.09%

Fannie Mae 2.625% 9/6/24	125,000	$123,226
Tennessee Valley Authority 2.875% 9/15/24	145,000	144,220

Total Agency Obligations (cost $267,322)		267,446

Commercial Mortgage-Backed Securities – 1.72%

BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	126,063	133,318
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 —	80,000	88,096
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41 —	1,912	1,912
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.40% 7/15/44 —	65,000	67,407
Series 2005-CD1 C 5.40% 7/15/44 —	80,000	82,232
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	55,000	55,971
Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47 ¿	130,000	135,139
Commercial Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	65,000	66,412
Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.642% 2/15/39 —	11,628	11,714
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	415,000	463,361
Series 2011-LC1A C 144A 5.73% 11/10/46 #—	130,000	144,916
FREMF Mortgage Trust
Series 2011-K702 B 144A 4.936% 4/25/44 #—	30,000	31,911
Series 2012-K19 B 144A 4.176% 5/25/45 #—	25,000	25,647

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #—	275,000	$282,840
Series 2013-K33 B 144A 3.619% 8/25/46 #—	80,000	78,058
Series 2013-K712 B 144A 3.484% 5/25/45 #—	345,000	345,336
Series 2013-K713 B 144A 3.274% 4/25/46 #—	190,000	187,743
Series 2014-K716 B 144A 3.954% 8/25/47 #—	60,000	60,904
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	18,704	18,848
Series 2010-C1 A2 144A 4.592% 8/10/43 #	615,000	671,830
Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	102,522
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	450,000	451,559
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	250,000	254,015
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	82,114	81,666
Series 2014-C21 AS 3.997% 8/15/47	50,000	50,972
Series 2014-C22 A4 3.801% 9/15/47	165,000	169,284
Series 2014-C22 B 4.714% 9/15/47 —	105,000	109,031
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.647% 8/12/37 —	40,000	42,764
Series 2005-LDP5 D 5.559% 12/15/44 —	65,000	67,058
Series 2006-LDP8 AM 5.44% 5/15/45	125,000	133,918
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	10,297	10,572
Series 2005-C3 B 4.895% 7/15/40 —	55,000	55,855

(continues)                                             55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Lehman Brothers-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 —	110,000	$116,261
Series 2006-C6 AM 5.413% 9/15/39	45,000	48,399
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	90,000	93,150
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.38% 11/14/42 —	105,000	108,358
Series 2005-HQ7 C 5.38% 11/14/42 —	265,000	261,963
Series 2006-T21 AM 5.204% 10/12/52 —	95,000	99,286
VNDO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30 #	100,000	98,323
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	80,000	82,396

Total Commercial Mortgage-Backed Securities (cost $5,412,562)		5,390,947

Convertible Bonds – 0.77%

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	124,000	100,440
Alere 3.00% exercise price $43.98, expiration date 5/15/16	23,000	24,452
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	24,000	25,110
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	83,000	87,773
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	51,000	56,100
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	90,000	94,500

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	49,000	$49,367
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	48,000	45,720
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	92,000	88,435
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	67,000	78,390
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	92,000	75,555
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	11,000	28,353
General Cable 4.50% exercise price $35.33, expiration date 11/15/29	98,000	68,477
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	25,000	116,781
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	21,000	41,764
Intel 3.25% exercise price $21.71, expiration date 8/1/39	28,000	47,005
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	87,000	87,163
Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30 #	27,000	39,015
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	82,000	109,009
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	73,000	75,099
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	64,000	66,000

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	41,000	$51,737
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	19,000	65,004
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	48,000	104,850
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	97,000	108,155
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	155,000	106,950
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	59,000	56,714
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	37,000	71,341
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	19,000	69,006
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	53,000	51,543
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	63,000	48,471
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #	65,000	63,172
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	77,000	75,412
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	60,000	67,425
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 —	26,000	37,776
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	24,000	40,455

Total Convertible Bonds (cost $2,167,172)		2,422,519

		Principal amount°	Value (U.S. $)

Corporate Bonds – 22.06%

Banking – 3.27%
Abbey National Treasury Services 2.35% 9/10/19		205,000	$202,611
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	102,000	92,568
3.517% 11/6/18 —	AUD	22,000	19,470
Banco de Costa Rica 144A 5.25% 8/12/18 #		200,000	204,500
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #—		200,000	211,500
Bancolombia 5.95% 6/3/21		154,000	169,785
Bank of America
4.20% 8/26/24		460,000	456,571
6.25% 9/29/49 —		290,000	289,547
Barclays 4.375% 9/11/24		200,000	194,146
Barclays Bank 7.625% 11/21/22		200,000	215,300
BB&T 5.25% 11/1/19		169,000	189,867
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	164,250
Branch Banking & Trust 3.80% 10/30/26		250,000	249,443
City National 5.25% 9/15/20		115,000	128,068
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	80,000	12,491
4.875% 1/20/20	AUD	36,000	32,606
Credit Suisse 144A 6.50% 8/8/23 #		250,000	272,513
Credit Suisse Group 144A 7.50% 12/29/49 #—		200,000	210,500
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	198,217
144A 3.625% 7/31/24 #		200,000	197,581
HBOS 144A 6.75% 5/21/18 #		100,000	113,300
HSBC Holdings
5.625% 12/29/49 —		200,000	198,850
6.375% 12/29/49 —		200,000	200,000
ING Bank 144A 5.80% 9/25/23 #		200,000	220,693
JPMorgan Chase
0.865% 1/28/19 —		45,000	45,373
3.685% 5/17/18 —	AUD	190,000	168,111
3.875% 9/10/24		160,000	157,047
4.25% 11/2/18	NZD	110,000	84,369
6.75% 1/29/49 —		275,000	290,263

(continues)                                             57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
KeyBank 5.45% 3/3/16	290,000	$308,439
Lloyds Banking Group 7.50% 4/30/49 —	200,000	206,500
Morgan Stanley
4.35% 9/8/26	215,000	211,792
5.00% 9/30/21	AUD 24,000	21,129
7.60% 8/8/17	NZD 52,000	43,166
National City Bank 0.603% 6/7/17 —	250,000	249,201
Northern Trust 3.95% 10/30/25	90,000	93,373
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—	200,000	202,267
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #—	300,000	291,375
Rabobank 4.625% 12/1/23	250,000	259,486
Royal Bank of Scotland Group 5.125% 5/28/24	120,000	118,129
Santander Holdings USA 3.45% 8/27/18	105,000	109,574
Santander UK 144A 5.00% 11/7/23 #	255,000	268,024
Siam Commercial Bank 144A 3.50% 4/7/19 #	200,000	204,400
State Street 3.10% 5/15/23	220,000	213,772
SunTrust Bank
0.525% 8/24/15 —	125,000	124,913
2.35% 11/1/18	50,000	50,168
SVB Financial Group 5.375% 9/15/20	200,000	224,304
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	200,000	200,200
USB Capital IX 3.50% 10/29/49 —	235,000	200,925
USB Realty 144A 1.381% 12/29/49 #—	100,000	92,875
Wells Fargo
4.10% 6/3/26	490,000	488,951
5.90% 12/29/49 —	95,000	97,019
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,015
144A 4.75% 4/30/24 #	400,000	405,350
Zions Bancorp 4.50% 6/13/23	180,000	188,800

		10,267,687

Basic Industry – 2.27%
AK Steel 7.625% 5/15/20	55,000	54,587
ArcelorMittal 10.35% 6/1/19	145,000	177,444

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Axalta Coating System 144A 7.375% 5/1/21 #	150,000	$161,625
BHP Billiton Finance USA 3.25% 11/21/21	115,000	117,553
Braskem Finance 6.45% 2/3/24	200,000	208,500
Celanese US Holdings 4.625% 11/15/22	125,000	123,125
Cemex
144A 7.25% 1/15/21 #	200,000	212,000
144A 9.50% 6/15/18 #	200,000	223,690
CF Industries
5.15% 3/15/34	95,000	100,419
5.375% 3/15/44	130,000	136,556
6.875% 5/1/18	230,000	266,591
7.125% 5/1/20	81,000	97,832
Dow Chemical
3.50% 10/1/24	90,000	87,969
4.25% 10/1/34	190,000	183,549
8.55% 5/15/19	721,000	907,073
Eastman Chemical 4.65% 10/15/44	45,000	43,041
Fibria Overseas Finance 5.25% 5/12/24	100,000	98,875
FMG Resources August 2006 144A 6.875% 4/1/22 #	344,000	351,310
Georgia-Pacific 8.00% 1/15/24	315,000	422,557
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	113,000
Immucor 11.125% 8/15/19	100,000	108,500
International Paper
3.65% 6/15/24	120,000	116,666
6.00% 11/15/41	130,000	148,397
LSB Industries 7.75% 8/1/19	30,000	31,950
Monsanto 4.40% 7/15/44	540,000	537,366
Mosaic 5.625% 11/15/43	355,000	397,701
Nortek 8.50% 4/15/21	100,000	108,000
Novelis 8.75% 12/15/20	80,000	85,900
OCP 144A 5.625% 4/25/24 #	400,000	417,080
Plains Exploration & Production 6.50% 11/15/20	61,000	66,955
PolyOne 5.25% 3/15/23	60,000	58,500
Rockwood Specialties Group 4.625% 10/15/20	55,000	56,994
Ryerson
9.00% 10/15/17	55,000	58,163
11.25% 10/15/18	14,000	15,470

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
TPC Group 144A 8.75% 12/15/20 #	60,000	$64,050
Tupy Overseas 144A 6.625% 7/17/24 #	200,000	204,500
Vedanta Resources 144A 6.00% 1/31/19 #	200,000	203,000
Weyerhaeuser 4.625% 9/15/23	240,000	254,660
Yamana Gold 144A 4.95% 7/15/24 #	100,000	99,738

		7,120,886

Brokerage – 0.16%
Jefferies Group
5.125% 1/20/23	45,000	47,911
6.45% 6/8/27	50,000	56,271
6.50% 1/20/43	30,000	33,262
Lazard Group
4.25% 11/14/20	120,000	125,619
6.85% 6/15/17	220,000	248,032

		511,095

Capital Goods – 0.87%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	340,000	350,200
Ball 4.00% 11/15/23	185,000	172,975
Berry Plastics 5.50% 5/15/22	55,000	53,006
BWAY Holding 144A 9.125% 8/15/21 #	125,000	126,250
Consolidated Container 144A 10.125% 7/15/20 #	45,000	42,525
Crane
2.75% 12/15/18	30,000	30,565
4.45% 12/15/23	155,000	162,788
Gates Global 144A 6.00% 7/15/22 #	125,000	118,125
Honghua Group 144A 7.45% 9/25/19 #	200,000	196,500
Ingersoll-Rand Global Holding 4.25% 6/15/23	220,000	231,131
Milacron 144A 7.75% 2/15/21 #	70,000	74,025
OAS Finance 144A 8.00% 7/2/21 #	200,000	192,500
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #	195,220	202,053
Plastipak Holdings 144A 6.50% 10/1/21 #	95,000	96,900

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Reynolds Group Issuer 8.25% 2/15/21	110,000	$116,875
Rock-Tenn
3.50% 3/1/20	140,000	142,511
4.00% 3/1/23	60,000	61,014
TransDigm
144A 6.00% 7/15/22 #	85,000	84,044
144A 6.50% 7/15/24 #	60,000	59,850
Trinity Industries 4.55% 10/1/24	130,000	130,487
URS
3.85% 4/1/17	20,000	20,654
5.00% 4/1/22	70,000	71,054

		2,736,032

Consumer Cyclical – 1.56%
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	60,000	60,225
American Axle & Manufacturing 6.25% 3/15/21	90,000	94,050
Bed Bath & Beyond
4.915% 8/1/34	135,000	134,577
5.165% 8/1/44	105,000	103,043
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #	105,000	99,750
Daimler 2.75% 12/10/18	NOK 210,000	33,937
Delphi
4.15% 3/15/24	155,000	158,422
6.125% 5/15/21	125,000	137,500
Ford Motor 7.45% 7/16/31	108,000	142,972
Ford Motor Credit 3.664% 9/8/24	250,000	245,321
General Motors 3.50% 10/2/18	120,000	122,550
General Motors Financial
3.00% 9/25/17	70,000	70,787
4.375% 9/25/21	95,000	97,256
HD Supply
7.50% 7/15/20	47,000	48,997
11.50% 7/15/20	60,000	69,375
Historic TW 6.875% 6/15/18	290,000	339,004
Host Hotels & Resorts
3.75% 10/15/23	180,000	178,327
4.75% 3/1/23	135,000	143,511
5.875% 6/15/19	40,000	42,390

(continues)                                             59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Hyundai Capital America 144A 2.55% 2/6/19 #	50,000	$50,445
International Game Technology 5.35% 10/15/23	190,000	195,738
Landry’s 144A 9.375% 5/1/20 #	50,000	53,125
Levi Strauss 6.875% 5/1/22	115,000	120,750
Magna International 3.625% 6/15/24	185,000	184,202
Marriott International 3.375% 10/15/20	105,000	107,885
Meritor 6.75% 6/15/21	55,000	57,475
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	45,000	44,888
QVC
4.375% 3/15/23	230,000	229,870
144A 5.45% 8/15/34 #	140,000	137,920
Sally Holdings 5.75% 6/1/22	75,000	76,875
Signet UK Finance 4.70% 6/15/24	260,000	261,935
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	95,000	93,803
4.50% 10/1/34	55,000	53,657
Suburban Propane Partners 7.375% 8/1/21	32,000	34,080
Target 2.30% 6/26/19	75,000	75,194
Tenedora Nemak 144A 5.50% 2/28/23 #	200,000	206,000
Toyota Finance Australia 2.25% 8/31/16	NOK 130,000	20,422
TRW Automotive
144A 4.45% 12/1/23 #	195,000	197,438
144A 4.50% 3/1/21 #	100,000	101,500
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	45,000	45,225
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	115,000	116,438
Volkswagen Financial Services 2.25% 5/15/17	NOK 130,000	20,388
Wyndham Worldwide 5.625% 3/1/21	85,000	94,502

		4,901,749

Consumer Non-Cyclical – 1.80%
Amgen 3.625% 5/22/24	110,000	109,220

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Boston Scientific
2.65% 10/1/18	85,000	$85,913
6.00% 1/15/20	175,000	199,750
BRF 144A 3.95% 5/22/23 #	200,000	188,690
CareFusion 6.375% 8/1/19	195,000	225,169
Celgene
3.25% 8/15/22	15,000	14,925
3.95% 10/15/20	225,000	238,675
4.625% 5/15/44	55,000	54,176
Community Health Systems 144A 6.875% 2/1/22 #	60,000	62,700
Crimson Merger Sub 144A 6.625% 5/15/22 #	120,000	109,500
DaVita HealthCare Partners 5.125% 7/15/24	125,000	123,047
ENA Norte Trust 144A 4.95% 4/25/23 #	229,315	237,325
Express Scripts Holding
2.25% 6/15/19	95,000	93,773
3.50% 6/15/24	225,000	220,760
Forest Laboratories 144A 4.375% 2/1/19 #	125,000	131,700
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	75,000	79,875
Gilead Sciences 3.70% 4/1/24	180,000	184,218
HCA 5.00% 3/15/24	425,000	419,156
JBS Investments 144A 7.75% 10/28/20 #	200,000	213,500
Kinetic Concepts 10.50% 11/1/18	80,000	87,200
McKesson 3.796% 3/15/24	355,000	358,671
Pernod-Ricard 144A 4.25% 7/15/22 #	150,000	156,531
Perrigo
144A 4.00% 11/15/23 #	200,000	203,851
144A 5.30% 11/15/43 #	200,000	216,801
Prestige Brands 144A 5.375% 12/15/21 #	150,000	141,750
Quest Diagnostics 2.70% 4/1/19	75,000	75,453
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN 2,000,000	143,364
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	115,000	124,775
Smithfield Foods 6.625% 8/15/22	65,000	68,900

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Spectrum Brands 6.375% 11/15/20	85,000	$89,037
Sysco
3.50% 10/2/24	105,000	105,504
4.35% 10/2/34	160,000	162,859
Tenet Healthcare 6.00% 10/1/20	150,000	159,000
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	30,000	29,963
Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20 #	60,000	61,875
Zimmer Holdings
3.375% 11/30/21	155,000	157,897
4.625% 11/30/19	135,000	147,459
Zoetis 3.25% 2/1/23	175,000	171,451

		5,654,413

Energy – 2.93%
AmeriGas Finance 7.00% 5/20/22	120,000	126,300
Anadarko Petroleum 3.45% 7/15/24	105,000	103,342
Bristow Group 6.25% 10/15/22	80,000	83,300
California Resources
144A 5.50% 9/15/21 #	85,000	86,381
144A 6.00% 11/15/24 #	90,000	92,700
Chaparral Energy 7.625% 11/15/22	25,000	25,750
Chesapeake Energy 5.75% 3/15/23	25,000	26,750
Cimarex Energy 4.375% 6/1/24	95,000	95,950
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	203,099
Continental Resources 4.50% 4/15/23	340,000	352,800
Drill Rigs Holdings 144A 6.50% 10/1/17 #	215,000	215,000
El Paso Pipeline Partners Operating 4.30% 5/1/24	210,000	209,675
Enbridge Energy Partners 8.05% 10/1/37 —	300,000	339,000
Energy Transfer Partners
5.95% 10/1/43	265,000	285,098
9.70% 3/15/19	110,000	140,893
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	110,000	103,675

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
EnLink Midstream Partners 4.40% 4/1/24	260,000	$270,371
ENSCO 4.50% 10/1/24	170,000	170,913
Enterprise Products Operating 7.034% 1/15/68 —	360,000	407,102
Exterran Partners 6.00% 4/1/21	40,000	39,100
Halcon Resources 8.875% 5/15/21	95,000	94,050
Hercules Offshore
144A 6.75% 4/1/22 #	45,000	35,269
144A 8.75% 7/15/21 #	30,000	26,250
KazMunayGas National JSC 144A 9.125% 7/2/18 #	200,000	234,750
Key Energy Services 6.75% 3/1/21	155,000	149,963
Kinder Morgan Energy Partners 9.00% 2/1/19	205,000	255,658
Laredo Petroleum 7.375% 5/1/22	130,000	137,150
Marathon Petroleum 4.75% 9/15/44	410,000	395,124
Midstates Petroleum 9.25% 6/1/21	175,000	174,125
Murphy Oil USA 6.00% 8/15/23	160,000	167,600
Newfield Exploration 5.625% 7/1/24	100,000	107,500
Oasis Petroleum 6.875% 3/15/22	100,000	106,000
Oleoducto Central 144A 4.00% 5/7/21 #	200,000	200,340
ONGC Videsh 2.50% 5/7/18	200,000	198,248
Pacific Rubiales Energy 144A 7.25% 12/12/21 #	200,000	218,500
PDC Energy 7.75% 10/15/22	40,000	43,000
Petrobras Global Finance 4.875% 3/17/20	170,000	172,670
Petrobras International Finance 5.375% 1/27/21	172,000	174,721
Petroleos de Venezuela 9.00% 11/17/21	100,000	67,250
Petroleos Mexicanos 6.50% 6/2/41	25,000	29,043
Plains All American Pipeline 8.75% 5/1/19	205,000	259,848
Pride International 6.875% 8/15/20	425,000	501,679

(continues)                                             61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
PTT Exploration & Production 144A 4.875% 12/29/49 #—	200,000	$202,500
Samson Investment 9.75% 2/15/20	135,000	123,187
SandRidge Energy 8.125% 10/15/22	205,000	205,769
Statoil 2.90% 11/8/20	100,000	102,117
Sunoco Logistics Partners Operations 3.45% 1/15/23	350,000	340,069
Talisman Energy
3.75% 2/1/21	70,000	70,853
5.50% 5/15/42	290,000	296,256
TransCanada PipeLines 6.35% 5/15/67 —	335,000	346,725
Williams 4.55% 6/24/24	100,000	99,120
Williams Partners 7.25% 2/1/17	170,000	191,548
YPF 144A 8.75% 4/4/24 #	91,000	93,048

		9,197,129

Financials – 0.73%
Comcel Trust 144A 6.875% 2/6/24 #	200,000	211,500
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #—	200,000	203,250
General Electric Capital
2.10% 12/11/19	25,000	24,881
3.45% 5/15/24	235,000	235,977
4.25% 1/17/18	NZD 55,000	42,518
6.00% 8/7/19	220,000	256,855
7.125% 12/29/49 —	400,000	463,701
Hyundai Capital America 144A 2.125% 10/2/17 #	80,000	81,027
Nuveen Investments 144A 9.50% 10/15/20 #	140,000	163,100
SUAM Finance 144A 4.875% 4/17/24 #	200,000	204,000
Trust F 144A 5.25% 12/15/24 #	200,000	208,500
Woodside Finance 144A 8.75% 3/1/19 #	160,000	200,140

		2,295,449

Insurance – 0.92%
Allstate 5.75% 8/15/53 —	140,000	149,363
American International Group 8.25% 8/15/18	145,000	177,262

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	$147,593
Chubb 6.375% 3/29/67 —	205,000	225,756
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	104,864
Highmark
144A 4.75% 5/15/21 #	75,000	76,240
144A 6.125% 5/15/41 #	30,000	30,376
Hockey Merger 144A 7.875% 10/1/21 #	100,000	102,875
Liberty Mutual Group 144A 4.25% 6/15/23 #	160,000	163,820
MetLife
3.60% 4/10/24	140,000	141,773
6.40% 12/15/36	20,000	22,400
MetLife Capital Trust X 144A 9.25% 4/8/38 #	400,000	579,000
Onex USI Acquisition 144A 7.75% 1/15/21 #	20,000	20,000
Prudential Financial
3.50% 5/15/24	90,000	89,251
4.50% 11/15/20	5,000	5,424
5.625% 6/15/43 —	75,000	78,540
5.875% 9/15/42 —	265,000	282,225
Teachers Insurance & Annuity
Association of America
144A 4.375% 9/15/54 #—	65,000	65,636
144A 4.90% 9/15/44 #	125,000	127,894
Voya Financial 5.65% 5/15/53 —	160,000	161,600
XL Group 6.50% 10/29/49 —	140,000	135,800

		2,887,692

Media – 1.34%
Altice 144A 7.75% 5/15/22 #	200,000	207,000
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	400,000	399,902
CCO Holdings 5.25% 9/30/22	55,000	54,037
Columbus International 144A 7.375% 3/30/21 #	200,000	208,750
Comcast
3.375% 2/15/25	510,000	504,141
4.20% 8/15/34	85,000	84,552
4.75% 3/1/44	40,000	42,370
CSC Holdings 144A 5.25% 6/1/24 #	155,000	149,187

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
DIRECTV Holdings
4.45% 4/1/24	350,000	$365,215
5.15% 3/15/42	30,000	30,446
DISH DBS 5.00% 3/15/23	185,000	177,947
Expedia 4.50% 8/15/24	95,000	94,340
Gray Television 7.50% 10/1/20	90,000	92,475
iHeartMedia PIK 14.00% 2/1/21	15,150	13,900
NetFlix 144A 5.75% 3/1/24 #	55,000	56,925
Nielsen Luxembourg 144A 5.50% 10/1/21 #	60,000	60,600
Sinclair Television Group
5.375% 4/1/21	160,000	158,400
6.125% 10/1/22	60,000	61,350
Time Warner 3.55% 6/1/24	220,000	217,283
Time Warner Cable
4.00% 9/1/21	95,000	100,111
8.25% 4/1/19	285,000	355,304
Univision Communications 144A 5.125% 5/15/23 #	180,000	183,150
Viacom 5.25% 4/1/44	370,000	383,839
VTR Finance 144A 6.875% 1/15/24 #	200,000	207,500

		4,208,724

Real Estate – 0.65%
Alexandria Real Estate Equities
3.90% 6/15/23	40,000	39,932
4.50% 7/30/29	65,000	65,185
4.60% 4/1/22	160,000	168,224
American Tower Trust I
144A 1.551% 3/15/43 #	55,000	54,152
144A 3.07% 3/15/23 #	140,000	137,861
Brandywine Operating Partnership 4.10% 10/1/24	90,000	89,103
CBL & Associates 5.25% 12/1/23	100,000	107,562
Corporate Office Properties
3.60% 5/15/23	95,000	91,026
5.25% 2/15/24	125,000	133,462
DDR
4.75% 4/15/18	70,000	75,577
7.50% 4/1/17	35,000	39,832
7.875% 9/1/20	107,000	133,121
Excel Trust 4.625% 5/15/24	65,000	66,199

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Geo Group 5.875% 10/15/24	85,000	$85,637
Healthcare Trust of America
Holdings 3.375% 7/15/21	60,000	59,788
Hospitality Properties Trust 4.50% 3/15/25	120,000	118,786
Regency Centers
4.80% 4/15/21	85,000	92,684
5.875% 6/15/17	105,000	116,433
WEA Finance 144A 3.75% 9/17/24 #	275,000	274,820
WP Carey 4.60% 4/1/24	95,000	98,385

		2,047,769

Services – 0.23%
Ameristar Casinos 7.50% 4/15/21	95,000	99,275
Avis Budget Car Rental 5.50% 4/1/23	120,000	119,700
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	85,000	74,694
MGM Resorts International 11.375% 3/1/18	95,000	114,000
Service Corp International 144A 5.375% 5/15/24 #	130,000	130,975
United Rentals North America 5.75% 11/15/24	145,000	147,175
Wynn Las Vegas 5.375% 3/15/22	40,000	40,900

		726,719

Technology – 0.80%
Activision Blizzard 144A 6.125% 9/15/23 #	130,000	138,450
Baidu 3.25% 8/6/18	235,000	242,390
BMC Software Finance 144A 8.125% 7/15/21 #	70,000	67,550
Broadcom 4.50% 8/1/34	30,000	30,704
Equinix
4.875% 4/1/20	53,000	52,735
5.375% 4/1/23	137,000	136,315
First Data
11.25% 1/15/21	123,000	140,374
11.75% 8/15/21	55,000	63,937
Jabil Circuit 7.75% 7/15/16	28,000	30,940
National Semiconductor 6.60% 6/15/17	220,000	251,070
NCR 6.375% 12/15/23	135,000	142,087
NetApp 3.25% 12/15/22	160,000	156,351

(continues)                                             63

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.40% 7/8/24	200,000	$199,617
4.50% 7/8/44	85,000	86,257
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,716
Seagate HDD Cayman 144A 4.75% 1/1/25 #	205,000	205,000
Thermo Fisher Scientific
2.40% 2/1/19	145,000	145,373
4.15% 2/1/24	205,000	212,659
Xerox 6.35% 5/15/18	15,000	17,154

		2,519,679

Telecommunications – 1.93%
AT&T 4.80% 6/15/44	410,000	405,541
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #	200,000	214,118
CC Holdings GS V 3.849% 4/15/23	95,000	93,614
CenturyLink
5.80% 3/15/22	315,000	324,450
6.75% 12/1/23	100,000	107,625
Crown Castle Towers 144A 4.883% 8/15/20 #	535,000	591,012
Digicel Group 144A 8.25% 9/30/20 #	400,000	414,040
Hughes Satellite Systems 7.625% 6/15/21	40,000	43,800
Intelsat Luxembourg 8.125% 6/1/23	285,000	298,537
Lamar Media 5.00% 5/1/23	90,000	87,075
Level 3 Escrow II 144A 5.375% 8/15/22 #	140,000	138,250
MDC Partners 144A 6.75% 4/1/20 #	95,000	98,325
MetroPCS Wireless 6.625% 11/15/20	45,000	46,406
Motorola Solutions 4.00% 9/1/24	165,000	161,385
MTS International Funding 144A 8.625% 6/22/20 #	200,000	213,000
SBA Tower Trust 144A 2.24% 4/16/18 #	100,000	98,735
SES 144A 3.60% 4/4/23 #	270,000	272,845
SES Global Americas Holdings 144A 5.30% 3/25/44 #	205,000	217,411
Sprint 144A 7.125% 6/15/24 #	180,000	182,025

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Sprint
144A 7.25% 9/15/21 #	95,000	$99,156
144A 7.875% 9/15/23 #	40,000	42,500
Telefonica Emisiones SAU 4.57% 4/27/23	300,000	313,782
Telemar Norte Leste 144A 5.50% 10/23/20 #	116,000	113,831
T-Mobile USA 6.125% 1/15/22	95,000	95,831
Turk Telekomunikasyon 144A 3.75% 6/19/19 #	200,000	195,627
Verizon Communications
144A 4.862% 8/21/46 #	437,000	439,300
5.15% 9/15/23	170,000	188,389
6.55% 9/15/43	53,000	66,314
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	201,500
Windstream
7.50% 4/1/23	30,000	30,900
7.75% 10/1/21	60,000	64,200
WPP Finance 2010 5.625% 11/15/43	110,000	119,957
Zayo Group 10.125% 7/1/20	60,000	67,875

		6,047,356

Transportation – 0.33%
Air Medical Group Holdings 9.25% 11/1/18	15,000	15,713
Aviation Capital Group 144A 6.75% 4/6/21 #	100,000	114,000
Brambles USA 144A 3.95% 4/1/15 #	5,000	5,078
Burlington Northern Santa Fe
3.40% 9/1/24	95,000	93,871
4.90% 4/1/44	160,000	169,138
DP World 144A 6.85% 7/2/37 #	100,000	112,630
ERAC USA Finance
144A 4.50% 8/16/21 #	20,000	21,690
144A 5.25% 10/1/20 #	165,000	186,234
Norfolk Southern 3.85% 1/15/24	100,000	103,610
United Parcel Service 5.125% 4/1/19	190,000	214,048

		1,036,012

Utilities – 2.27%
AES 5.50% 3/15/24	120,000	117,300
AES Gener 144A 8.375% 12/18/73 #—	200,000	226,000

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Ameren Illinois 9.75% 11/15/18	340,000	$439,978
American Transmission Systems 144A 5.25% 1/15/22 #	320,000	355,000
American Water Capital 3.40% 3/1/25	115,000	114,767
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	205,556
Calpine 5.375% 1/15/23	65,000	62,969
CenterPoint Energy 5.95% 2/1/17	5,000	5,518
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	103,826
CMS Energy 6.25% 2/1/20	100,000	117,311
ComEd Financing III 6.35% 3/15/33	160,000	165,200
Electricite de France
144A 4.60% 1/27/20 #	35,000	38,681
144A 5.25% 1/29/49 #—	400,000	407,500
Enel 144A 8.75% 9/24/73 #—	400,000	465,520
Entergy Arkansas 3.70% 6/1/24	50,000	51,504
Entergy Louisiana 4.05% 9/1/23	260,000	278,203
Exelon Generation 4.25% 6/15/22	235,000	242,581
Great Plains Energy
4.85% 6/1/21	85,000	93,764
5.292% 6/15/22	95,000	108,236
Indiana Michigan Power 3.20% 3/15/23	175,000	174,577
Integrys Energy Group 6.11% 12/1/66 —	220,000	224,469
IPALCO Enterprises 5.00% 5/1/18	95,000	100,581
ITC Holdings 3.65% 6/15/24	165,000	164,821
LG&E & KU Energy
3.75% 11/15/20	95,000	98,829
4.375% 10/1/21	265,000	285,533
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	70,174
National Rural Utilities Cooperative Finance 4.75% 4/30/43 —	180,000	178,425
NextEra Energy Capital Holdings 2.40% 9/15/19	160,000	159,163

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
NextEra Energy Capital Holdings 3.625% 6/15/23	70,000	$71,003
NiSource Finance 6.125% 3/1/22	115,000	134,857
NRG Energy 144A 6.25% 5/1/24 #	60,000	60,450
NV Energy 6.25% 11/15/20	210,000	247,287
Pennsylvania Electric 5.20% 4/1/20	135,000	149,359
Perusahaan Listrik Negara PT 144A 5.50% 11/22/21 #	200,000	209,500
Public Service of New Hampshire 3.50% 11/1/23	95,000	98,194
Public Service of Oklahoma 5.15% 12/1/19	200,000	223,398
Puget Energy 6.00% 9/1/21	80,000	93,160
SCANA 4.125% 2/1/22	155,000	160,166
State Grid Overseas Investment 2014 144A 4.125% 5/7/24 #	200,000	205,458
Transelec 144A 4.25% 1/14/25 #	200,000	198,985
Wisconsin Energy 6.25% 5/15/67 —	200,000	207,124

		7,114,927

Total Corporate Bonds (cost $67,224,182)		69,273,318

Municipal Bonds – 0.22%

Golden State, California Tobacco Securitization Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	60,000	44,241
5.75% 6/1/47	65,000	52,088
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	70,000	74,861
New York City, New York Series I 5.00% 8/1/22	50,000	60,012
New York State Thruway Authority Series A 5.00% 5/1/19	65,000	75,690
Oregon State Taxable Pension 5.892% 6/1/27	200,000	244,044

(continues)                                             65

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State of Maryland Local Facilities Series A 5.00% 8/1/21	65,000	$78,987
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	50,000	60,353

Total Municipal Bonds (cost $619,849)		690,276

Non-Agency Asset-Backed Securities – 0.81%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	108,043
Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18 —	185,000	185,288
Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44 #	195,000	193,146
ARL Second Series 2014-1A A1 144A 2.92% 6/15/44 #	116,912	116,374
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	104,128
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	118,952
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	199,917
BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20 —	100,000	100,014
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	64,074	64,554
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	111,886
Centerpoint Energy Transition Bond IV Series 2012-1 A3 3.028% 10/15/25	200,000	200,376

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2012-A6 A6 1.67% 1/18/22	400,000	$389,506
Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,728
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	200,000	199,060
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	9,205	9,205
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	67,730	72,138
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	125,000	123,707
Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15 #—	135,000	135,559

Total Non-Agency Asset-Backed Securities (cost $2,536,089)		2,531,581

Non-Agency Collateralized Mortgage Obligations – 0.17%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	16,764	16,619
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	49,190	50,775
Series 2005-6 7A1 5.50% 7/25/20	6,432	6,553
ChaseFlex Trust Series 2006-1 A4 5.099% 6/25/36 —	110,000	98,416
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	89,438	89,625
GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27 #—	21,206	22,240

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	90,125	$91,025
Sequoia Mortgage Trust Series 2013-11 B1 144A 3.716% 9/25/43 #●	97,758	95,179
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	50,624	51,688
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.615% 4/25/36●	24,898	23,885

Total Non-Agency Collateralized Mortgage Obligations (cost $492,767)		546,005

Regional Bonds – 0.02%Δ
Australia – 0.01%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD 21,000	19,488
Canada – 0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD 54,000	46,980

Total Regional Bonds (cost $68,789)		66,468

Senior Secured Loans – 3.57%«
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	326,288	325,968
Allegion U.S. Holding Tranche B 3.00% 12/26/20	193,538	192,770
Aramark Tranche E 3.25% 9/7/19	179,450	176,781
Azure Midstream Tranche B 6.50% 10/21/18	140,598	140,510
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	356,839	351,805
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	129,675	123,224
Calpine Construction Finance Tranche B 3.00% 5/1/20	299,143	290,355
Charter Communications Tranche B 1st Lien 4.25% 8/12/21	155,000	154,723
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	19,695	19,575

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Community Health Systems Tranche D 4.25% 1/27/21	251,259	$250,835
Community Health Systems Tranche E 3.25% 1/25/17	66,341	66,097
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17	150,667	149,146
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	128,700	123,659
Emdeon 1st Lien 3.75% 11/2/18	198,816	196,828
First Data Tranche B 1st Lien 4.00% 3/24/21	389,313	384,447
HCA Tranche B4 2.75% 5/1/18	396,000	391,999
HCA Tranche B5 1st Lien 2.75% 3/31/17	419,760	417,486
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	696,067	686,371
Houghton International 1st Lien 4.00% 12/10/19	643,538	639,515
Huntsman International Tranche B 3.75% 10/11/20	520,000	518,440
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	165,760	165,449
Immucor Tranche B2 5.00% 8/19/18	306,558	305,409
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	480,278	473,574
Landry’s Tranche B 4.00% 4/24/18	149,217	148,238
Level 3 Financing Tranche B 4.00% 1/15/20	245,000	240,981
Moxie Liberty Tranche B 7.50% 8/21/20	10,000	10,250
National Vision 4.00% 3/6/21	158,626	155,057
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	129,351	126,279
Novelis Tranche B 3.75% 3/10/17	163,041	161,777
Nuveen Investments 1st Lien 4.00% 5/13/17	170,000	169,752
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	94,500	94,276
Patheon 4.25% 1/23/21	214,463	210,556
Republic of Angola 6.25% 12/16/23	255,000	255,000

(continues)                                             67

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Senior Secured Loans« (continued)

Samson Investment 2nd Lien 5.00% 9/25/18		150,000	$146,081
Scientific Games International 4.25% 5/22/20		248,125	247,466
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	164,845
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		69,291	69,002
Sprouts Farmers 4.00% 4/12/20		134,909	134,375
Stena 1st Lien 4.00% 2/21/21		328,350	323,220
Univision Communications Tranche C4 4.00% 3/1/20		598,796	588,255
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		162,125	159,490
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		151,277	149,711
Wide Open West Finance 4.75% 3/27/19		522,050	520,636
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		582,742	575,033

Total Senior Secured Loans (cost $11,251,734)			11,195,246

Sovereign Bonds – 0.58%Δ

Brazil – 0.04%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	108,000	42,194
10.00% 1/1/21	BRL	251,000	92,329

			134,523

Chile – 0.03%
Chile Government International Bond 5.50% 8/5/20	CLP	60,000,000	106,097

			106,097

Colombia – 0.05%
Colombia Government International Bond
4.375% 3/21/23	COP	247,000,000	105,692
9.85% 6/28/27	COP	101,000,000	63,174

			168,866

Guatemala – 0.07%
Guatemala Government Bond 144A 5.75% 6/6/22 #		200,000	221,500

			221,500

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Iceland – 0.07%
Republic of Iceland 144A 5.875% 5/11/22 #		200,000	$225,635

			225,635

Japan – 0.01%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY	2,572,500	25,301

			25,301

Mexico – 0.00%
Mexican Bonos 6.50% 6/10/21	MXN	129,200	10,082

			10,082

Norway – 0.01%
Kommunalbanken AS 5.00% 3/28/19	NZD	30,000	23,773

			23,773

Poland – 0.01%
Poland Government Bond
2.242% 7/25/16 ^	PLN	45,000	13,117
5.25% 10/25/17	PLN	50,000	16,503

			29,620

Portugal – 0.03%
Portugal Government International Bond 144A 5.125% 10/15/24 #		78,000	80,888

			80,888

Republic of Korea – 0.04%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	136,671,196	125,803

			125,803

Romania – 0.03%
Romanian Government International Bond 144A 4.875% 1/22/24 #		88,000	93,720

			93,720

Senegal – 0.07%
Senegal Government International Bond 144A 6.25% 7/30/24 #		200,000	200,500

			200,500

South Africa – 0.07%
South Africa Government Bond 8.00% 1/31/30	ZAR	2,542,000	211,655

			211,655

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	270,000	$37,893
2.50% 5/12/25	SEK	30,000	4,575

			42,468

United Kingdom – 0.04%
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	70,753	121,362

			121,362

Total Sovereign Bonds (cost $1,846,686)			1,821,793

Supranational Banks – 0.04%

European Bank for Reconstruction & Development 6.00% 3/3/16	INR	5,800,000	93,452
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	22,000	17,097

Total Supranational Banks (cost $112,476)			110,549

U.S. Treasury Obligations – 1.46%

U.S. Treasury Bond 3.125% 8/15/44 ¥		3,640,000	3,582,273
U.S. Treasury Notes
1.75% 9/30/19		10,000	9,987
2.375% 8/15/24		995,000	983,573

Total U.S. Treasury Obligations (cost $4,563,586)			4,575,833

	Number of shares

Preferred Stock – 0.28%

Alabama Power 5.625%		3,445	84,678
Integrys Energy Group 6.00% —		3,550	91,022
National Retail Properties 5.70%		2,795	66,661
Public Storage 5.20%		2,780	62,772
Regions Financial 6.375% —		3,600	91,368
U.S. Bancorp 3.50% —		600	496,332

Total Preferred Stock (cost $825,011)			892,833

	Principal amount°

Short-Term Investments – 5.74%

Discount Notes – 1.65%≠
Federal Home Loan Bank
0.025% 11/13/14	317,348	317,346
0.05% 11/19/14	2,047,509	2,047,500
0.077% 11/14/14	2,831,710	2,831,699

		5,196,545

Repurchase Agreements – 2.67%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $3,641,278 (collateralized by U.S. government obligations 1.375% – 2.375%; 1/15/17–1/15/20 market value $3,714,105)	3,641,278	3,641,278
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $1,213,759 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $1,238,035)	1,213,760	1,213,760
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $3,532,962 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $3,603,622)	3,532,962	3,532,962

		8,388,000

U.S. Treasury Obligations – 1.42%≠
U.S. Treasury Bills
0.005% 12/26/14	3,595,378	3,595,292
0.093% 11/13/14	852,968	852,958

		4,448,250

Total Short-Term Investments (cost $18,032,363)		18,032,795

Total Value of Securities – 103.63% (cost $264,504,820)		$325,373,339

(continues)                                             69

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $30,302,097, which represents 9.65% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $4,090,472, which represents 1.30% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $307,307, which represents 0.10% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
—	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(143,711)	USD	125,000	10/31/14	$(531)
BAML	CAD	(65,404)	USD	59,314	10/31/14	956
BAML	EUR	(19,703)	USD	25,000	10/31/14	108
BAML	NZD	(276,541)	USD	218,355	10/31/14	3,181
BNP	AUD	(273,813)	USD	242,393	10/31/14	3,218
BNYM	EUR	12,967	USD	(16,483)	10/2/14	(104)
BNYM	JPY	15,980,229	USD	(146,515)	10/1/14	(795)
BNYM	THB	(141,974)	USD	4,371	10/2/14	(5)
DB	MXN	(1,843,964)	USD	136,794	10/31/14	(233)
GSC	ZAR	(1,178,841)	USD	104,743	10/31/14	849
HSBC	GBP	(38,788)	USD	63,000	10/31/14	138
JPMC	KRW	(67,676,780)	USD	64,677	10/31/14	622
TD	JPY	(4,088,664)	USD	37,553	10/31/14	261

						$7,665

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(23)	E-mini MSCI EAFE Index	$(2,181,140)	$(2,115,655)	12/22/14	$65,485
(45)	E-mini MSCI Emerging Markets Index	(2,377,673)	(2,256,075)	12/22/14	121,598
(20)	E-mini S&P 500 Index	(1,976,543)	(1,965,500)	12/22/14	11,043
(5)	U.S. Treasury 5 yr Notes	(590,306)	(591,289)	1/2/15	(983)
16	U.S. Treasury 10 yr Notes	1,987,182	1,994,250	12/22/14	7,068

		$(5,138,480)			$204,211

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

                                             71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

September 30, 2014

	Number of shares	Value (U.S. $)
Common Stock – 39.46%
U.S. Markets – 21.91%
Consumer Discretionary – 2.48%
BorgWarner	520	$27,357
Buffalo Wild Wings †	235	31,553
Cheesecake Factory	660	30,030
Cinemark Holdings	400	13,616
Comcast Special Class A	1,170	62,595
Del Frisco’s Restaurant Group †	1,075	20,575
Discovery Communications Class A †	1,574	59,497
Discovery Communications Class C †	6,630	247,166
DSW Class A	1,000	30,110
Express †	1,035	16,156
Ford Motor	3,460	51,173
G-III Apparel Group †	400	33,144
Iconix Brand Group †	750	27,705
Jack in the Box	685	46,710
Johnson Controls	5,300	233,200
L Brands	4,663	312,328
Liberty Interactive Class A †	11,667	332,743
Lowe’s	4,500	238,140
Macy’s	980	57,016
Madden (Steven) †	1,232	39,707
McDonald’s	280	26,547
National CineMedia	1,440	20,894
NIKE Class B	2,420	215,864
Nordstrom	680	46,492
Popeyes Louisiana Kitchen †	895	36,248
Priceline Group †	280	324,402
Regal Entertainment Group Class A	670	13,320
Sally Beauty Holdings †	4,194	114,790
Shutterfly †	545	26,563
Starbucks	790	59,613
Tenneco †	650	34,002
Tractor Supply	670	41,212
Urban Outfitters †	1,030	37,801
Viacom Class B	300	23,082

		2,931,351

Consumer Staples – 1.52%
Archer-Daniels-Midland	4,800	245,280
Casey’s General Stores	830	59,511
Coca-Cola	580	24,743
CVS Health	4,000	318,360
General Mills	960	48,432
J&J Snack Foods	270	25,261
Kimberly-Clark	370	39,801

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Kraft Foods Group	4,224	$238,234
Mondelez International Class A	6,873	235,503
PepsiCo	1,040	96,814
Procter & Gamble	1,360	113,886
Walgreen	5,847	346,552

		1,792,377

Energy – 2.26%
Bonanza Creek Energy †	155	8,819
Bristow Group	215	14,448
C&J Energy Services †	720	21,996
Carrizo Oil & Gas †	435	23,412
Chevron	2,880	343,642
ConocoPhillips	3,370	257,872
Core Laboratories	200	29,270
Diamondback Energy †	215	16,078
EOG Resources	4,245	420,340
Exxon Mobil	1,080	101,574
Halliburton	3,600	232,236
Jones Energy Class A @†	1,140	21,409
Kinder Morgan	3,965	152,018
Kodiak Oil & Gas †	1,955	26,529
Marathon Oil	7,230	271,776
Occidental Petroleum	3,070	295,181
Parsley Energy Class A †	255	5,439
Pioneer Energy Services †	680	9,534
RigNet †	635	25,686
Rosetta Resources †	645	28,741
RSP Permian †	420	10,735
Schlumberger	830	84,403
Williams	4,717	261,086

		2,662,224

Financials – 4.39%
AFLAC	850	49,513
Allstate	3,900	239,343
American Campus Communities	475	17,314
American Equity Investment Life Holding	1,445	33,062
American Realty Capital Properties	1,475	17,789
American Tower	640	59,923
Ameriprise Financial	330	40,715
AMERISAFE	510	19,946
Apartment Investment & Management	775	24,661

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
AvalonBay Communities	550	$77,533
Bank of New York Mellon	6,100	236,253
BB&T	6,400	238,144
BBCN Bancorp	1,535	22,396
BlackRock	140	45,965
Boston Properties	700	81,032
Brandywine Realty Trust	2,300	32,361
Bryn Mawr Bank	280	7,932
Camden Property Trust	350	23,985
Capital One Financial	820	66,928
Cardinal Financial	1,485	25,349
Citigroup	1,560	80,839
City Holding	540	22,750
Corporate Office Properties Trust	625	16,075
Cousins Properties	1,425	17,029
Crown Castle International	4,717	379,860
DCT Industrial Trust	4,515	33,908
DDR	2,650	44,335
Douglas Emmett	1,400	35,938
Duke Realty	2,875	49,393
DuPont Fabros Technology	990	26,770
EastGroup Properties	345	20,904
EPR Properties	1,050	53,214
Equity Lifestyle Properties	425	18,003
Equity One	775	16,763
Equity Residential	1,350	83,133
Essex Property Trust	300	53,625
Evercore Partners Class A	1,060	49,820
Extra Space Storage	425	21,917
Federal Realty Investment Trust	200	23,692
Fidelity & Guaranty Life	1,075	22,951
First Industrial Realty Trust	1,625	27,479
First NBC Bank Holding †	690	22,597
First Potomac Realty Trust	875	10,281
Flushing Financial	960	17,539
General Growth Properties	3,075	72,416
Greenhill & Co	375	17,434
Health Care REIT	425	26,507
Healthcare Realty Trust	850	20,128
Healthcare Trust of America Class A	1,475	17,110
Highwoods Properties	850	33,065
Host Hotels & Resorts	4,310	91,932
Independent Bank @	650	23,218
Infinity Property & Casualty @	310	19,843

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
IntercontinentalExchange	1,377	$268,584
Invesco	1,110	43,823
JPMorgan Chase	1,940	116,866
Kilroy Realty	500	29,720
Kimco Realty	1,475	32,317
Kite Realty Group Trust	1,273	30,858
LaSalle Hotel Properties	1,370	46,909
Lexington Realty Trust	1,700	16,643
Liberty Property Trust	425	14,135
LTC Properties	175	6,456
Macerich	425	27,128
Marsh & McLennan	4,600	240,764
National Retail Properties	1,580	54,621
Pebblebrook Hotel Trust	625	23,337
Post Properties	550	28,237
Primerica	530	25,557
Prologis	1,975	74,458
Prosperity Bancshares	550	31,444
Prudential Financial	410	36,055
PS Business Parks	225	17,131
Public Storage	400	66,336
Ramco-Gershenson Properties Trust	2,525	41,031
Raymond James Financial	880	47,150
Regency Centers	650	34,990
RLJ Lodging Trust	900	25,623
Sabra Health Care REIT	425	10,336
Selective Insurance Group @	960	21,254
Simon Property Group	1,125	184,973
SL Green Realty	550	55,726
Sovran Self Storage	310	23,052
Spirit Realty Capital	2,175	23,860
State Street	630	46,374
Sterling Bancorp	2,325	29,737
Stifel Financial †	615	28,837
Strategic Hotels & Resorts †	2,375	27,669
Susquehanna Bancshares	2,510	25,100
Tanger Factory Outlet Centers	850	27,812
Taubman Centers	225	16,425
Texas Capital Bancshares †	490	28,263
Travelers	590	55,425
UDR	1,275	34,744
United Fire Group	680	18,884
Ventas	1,175	72,791
Vornado Realty Trust	850	84,966
Webster Financial	935	27,246
Wells Fargo	1,870	96,997

(continues)                                             73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Western Alliance Bancorp †	1,225	$29,278

		5,180,534

Healthcare – 3.22%
AbbVie	1,490	86,062
Acorda Therapeutics †	830	28,120
Actavis †	160	38,605
Air Methods †	720	39,996
Akorn †	815	29,560
Alkermes †	670	28,723
Allergan	2,516	448,326
Auxilium Pharmaceuticals †	890	26,567
Baxter International	3,300	236,841
Cardinal Health	3,200	239,744
Celgene †	6,290	596,166
Cepheid †	810	35,664
Conmed	730	26,893
Cross Country Healthcare †	1,840	17,094
CryoLife	1,775	17,519
DexCom †	765	30,592
Express Scripts Holding †	930	65,686
Gilead Sciences †	960	102,192
Isis Pharmaceuticals †	405	15,726
Johnson & Johnson	2,490	265,409
Medicines †	510	11,383
Merck	5,630	333,746
Merit Medical Systems †	1,051	12,486
NPS Pharmaceuticals †	1,025	26,650
Perrigo	1,040	156,198
Pfizer	11,468	339,109
Prestige Brands Holdings †	590	19,098
Quest Diagnostics	3,800	230,584
Quidel †	1,025	27,542
Spectrum Pharmaceuticals †	1,865	15,181
Thermo Fisher Scientific	600	73,020
UnitedHealth Group	930	80,213
Vertex Pharmaceuticals †	280	31,447
WellCare Health Plans †	385	23,231
West Pharmaceutical Services	865	38,717

		3,794,090

Industrials – 1.69%
Aaon	1,518	25,821
Acuity Brands	100	11,771
Applied Industrial Technologies	720	32,868
Barnes Group	925	28,074
Boeing	320	40,762

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
Caterpillar	190	$18,816
Chart Industries †	150	9,169
Columbus McKinnon	1,060	23,309
Continental Building Products †	155	2,263
Cummins	200	26,396
Deere	260	21,317
Eaton	560	35,487
ESCO Technologies	490	17,042
Esterline Technologies †	410	45,621
FedEx	390	62,965
General Electric	4,090	104,786
Granite Construction	810	25,766
Honeywell International	580	54,010
Hunt (J.B.) Transport Services	380	28,139
Kadant	770	30,069
KEYW Holding †	2,275	25,184
Kforce	1,665	32,584
Lockheed Martin	330	60,317
MasTec †	465	14,238
McGrath RentCorp	875	29,925
MYR Group †	655	15,772
Nielsen Holdings	750	33,248
Northrop Grumman	1,800	237,168
Parker Hannifin	330	37,669
Raytheon	2,400	243,888
Republic Services	810	31,606
Roadrunner Transportation Systems †	1,010	23,018
Rockwell Collins	240	18,840
Tetra Tech	845	21,108
Union Pacific	780	84,568
United Stationers	820	30,807
United Technologies	550	58,080
US Ecology	590	27,588
WageWorks †	730	33,237
Waste Management	5,200	247,156
XPO Logistics †	1,025	38,612

		1,989,064

Information Technology – 4.89%
Accenture Class A	770	62,616
Adobe Systems †	3,527	244,033
Anixter International	345	29,270
Apple	1,750	176,313
Applied Micro Circuits †	2,560	17,920

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Avago Technologies	480	$41,760
Brightcove †	1,565	8,733
Broadcom Class A	6,000	242,520
Callidus Software †	895	10,758
Cisco Systems	11,350	285,679
eBay †	7,426	420,534
EMC	2,760	80,758
Equinix †	1,281	272,187
ExlService Holdings †	430	10,496
Facebook Class A †	850	67,184
FARO Technologies †	655	33,241
Google Class A †	489	287,732
Google Class C †	312	180,136
GrubHub †	330	11,299
Guidewire Software †	560	24,830
Intel	8,620	300,148
International Business Machines	100	18,983
InterXion Holding †	895	24,783
Intuit	2,968	260,145
j2 Global	655	32,331
MasterCard Class A	5,215	385,493
Maxim Integrated Products	1,500	45,360
Microsoft	13,443	623,217
NETGEAR †	720	22,500
Plantronics	490	23,412
Proofpoint †	980	36,397
QUALCOMM	6,208	464,172
Rally Software Development †	1,200	14,412
Rofin-Sinar Technologies †	1,095	25,251
salesforce.com †	680	39,120
SciQuest †	1,440	21,658
Semtech †	1,120	30,408
SS&C Technologies Holdings †	640	28,090
Synaptics †	405	29,646
TeleTech Holdings †	945	23,228
Tyler Technologies †	220	19,448
Visa Class A	1,958	417,778
Xerox	17,800	235,494
Yahoo †	1,200	48,900
Yelp †	1,228	83,811

		5,762,184

Materials – 0.57%
Axiall	645	23,097
Boise Cascade †	935	28,181
Chemtura †	1,330	31,029

	Number of shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Materials (continued)
duPont (E.I.) deNemours	4,040	$289,910
Eastman Chemical	640	51,770
Huntsman	1,170	30,408
Innophos Holdings	355	19,557
International Paper	540	25,780
Kaiser Aluminum	340	25,915
Materion	520	15,948
MeadWestvaco	1,220	49,947
Neenah Paper	515	27,542
Quaker Chemical	230	16,489
Taminco †	570	14,877
Worthington Industries	595	22,146

		672,596

Telecommunication Services – 0.52%
AT&T	9,330	328,789
Atlantic Tele-Network	325	17,517
inContact †	2,840	24,694
Verizon Communications	5,000	249,950

		620,950

Utilities – 0.37%
Cleco	590	28,409
Edison International	4,650	260,028
MDU Resources Group	1,240	34,484
NorthWestern	540	24,494
OGE Energy	1,130	41,934
Sempra Energy	410	43,206

		432,555

Total U.S. Markets (cost $15,641,774)		25,837,925

Developed Markets – 12.48%§
Consumer Discretionary – 1.90%
Adidas	730	54,632
Bayerische Motoren Werke	1,278	137,243
Benesse Holdings	1,200	39,393
Cie Financiere Richemont Class A	410	33,650
Compass Group	4,350	70,271
Denso	1,100	50,704
Don Quijote Holdings	1,200	68,828
Hennes & Mauritz Class B	840	34,864
Kering	587	118,371
LVMH Moet Hennessy Louis Vuitton	240	39,015
Nitori Holdings	4,126	255,465
Publicis Groupe	1,923	132,062
Reed Elsevier	1,970	44,715

(continues)                                             75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Sekisui Chemical	4,000	$45,885
Shimamura	500	45,958
Sodexo	545	53,336
Sumitomo Electric Industries	3,500	51,719
Sumitomo Rubber Industries	10,500	149,268
Swatch Group	105	49,946
Techtronic Industries	41,500	119,986
Toyota Motor	6,499	383,012
USS	2,500	38,298
WPP	3,100	62,315
Yue Yuen Industrial Holdings	53,500	162,260

		2,241,196

Consumer Staples – 1.44%
Anheuser-Busch InBev	680	75,687
Aryzta †	3,530	304,505
British American Tobacco	1,610	90,879
Carlsberg Class B	1,984	176,402
Coca-Cola Amatil	16,196	124,504
Diageo	1,880	54,401
Heineken	700	52,378
Henkel	480	44,859
Jeronimo Martins	3,000	33,035
Kao	1,500	58,494
Kerry Group Class A	610	43,009
Koninklijke Ahold	2,250	36,434
L’Oreal	210	33,342
Meiji Holdings	600	47,435
Nestle	1,830	134,665
Reckitt Benckiser Group	500	43,364
SABMiller	760	42,234
Tesco	32,097	96,884
Unilever	1,200	50,287
Unilever CVA	1,340	53,366
Wesfarmers	920	33,960
Woolworths	2,430	72,849

		1,702,973

Energy – 0.56%
AMEC	2,530	45,279
BG Group	3,050	56,366
CGG †	3,850	35,096
Neste Oil	2,080	42,824
Saipem †	7,836	166,676
Subsea 7	10,833	154,702
Total	2,468	160,387

		661,330

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials – 1.98%
AIA Group	7,400	$38,263
AXA	11,131	274,302
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel BM †	11,800	47,804
Commonwealth Bank of Australia	1,240	81,741
Daito Trust Construction	400	47,253
Daiwa Securities Group	7,000	55,463
ING Groep CVA †	12,453	177,899
Intesa Sanpaolo	15,200	46,193
KBC Groep †	900	47,933
Lloyds Banking Group †	48,000	59,815
Mitsubishi UFJ Financial Group	45,581	257,779
Nordea Bank	22,097	287,539
OCBC Bank	7,000	53,447
Prudential	2,000	44,613
QBE Insurance Group	5,050	51,555
Schroders	1,220	47,288
Seven Bank	12,400	50,543
Societe Generale	1,090	55,649
Sony Financial Holdings	2,800	45,294
Standard Chartered	13,529	250,133
UBS †	2,730	47,642
UniCredit	33,998	268,822

		2,336,970

Healthcare – 2.16%
Actelion †	330	38,819
Bayer	640	89,650
CSL	1,160	75,330
Dainippon Sumitomo Pharma	3,800	48,407
GlaxoSmithKline	3,750	85,898
ICON †	710	40,633
Miraca Holdings	900	37,218
Novartis	4,809	454,126
Novo Nordisk ADR	5,165	245,957
Novo Nordisk Class B	1,830	87,565
QIAGEN †	1,700	38,715
Roche Holding	630	186,826
Sanofi	2,673	302,378
Smith & Nephew	3,900	65,752
Stada Arzneimittel	3,727	148,312
Teva Pharmaceutical Industries ADR	11,154	599,528

		2,545,114

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials – 1.97%
ABB †	2,670	$60,076
Adecco	610	41,438
Aggreko	1,742	43,715
AP Moeller - Maersk	21	49,886
Cathay Pacific Airways	25,000	46,041
Cie de Saint-Gobain	1,300	59,499
Cobham	9,500	44,831
Deutsche Lufthansa	1,930	30,484
Deutsche Post	6,997	224,395
East Japan Railway	3,225	241,732
Elbit Systems	960	59,536
Ferrovial	2,100	40,729
Fuji Electric	9,000	43,578
ITOCHU	19,037	232,614
JTEKT	2,200	36,792
Koninklijke Boskalis Westminster	740	41,669
Koninklijke Philips	8,905	284,178
Meggitt	16,903	123,635
Schneider Electric	660	50,686
Singapore Airlines	6,000	46,282
Travis Perkins	1,840	49,634
Vinci	3,559	206,810
WestJet Airlines @	7,850	219,549
Yamato Holdings	2,400	44,678

		2,322,467

Information Technology – 0.95%
Amadeus IT Holding	1,240	46,392
Cap Gemini	720	51,683
CGI Group Class A †	10,332	349,121
Computershare	3,800	40,457
Ericsson LM Class B	5,820	73,878
Hitachi	7,000	53,458
Infineon Technologies	4,720	48,845
NICE Systems	1,050	42,537
SAP	755	54,453
Seiko Epson	1,200	57,667
Teleperformance	4,127	255,324
Trend Micro	1,200	40,596

		1,114,411

Materials – 0.98%
Air Liquide	510	62,209
Anglo American ADR	2,000	22,437
Arkema	590	39,587
AuRico Gold	13,788	48,141
BASF	350	32,109

	Number of shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Materials (continued)
BHP Billiton Limited	2,950	$87,482
EMS-Chemie Holding	120	49,935
Fletcher Building	5,100	34,956
Johnson Matthey	1,000	47,320
Lafarge	2,021	145,556
Rexam	21,486	171,299
Rio Tinto	3,175	156,031
Shin-Etsu Chemical	800	52,290
Syngenta ADR	1,640	103,927
Toray Industries	7,000	46,277
Yamana Gold	9,453	56,726

		1,156,282

Telecommunication Services – 0.42%
BT Group	8,900	54,768
KDDI	900	54,108
Nippon Telegraph & Telephone	5,322	331,020
Softbank	700	49,079

		488,975

Utilities – 0.12%
National Grid	6,658	95,844
Tokyo Gas	9,000	50,595

		146,439

Total Developed Markets (cost $11,671,718)		14,716,157

Emerging Markets X – 5.07%
Consumer Discretionary – 0.30%
Arcos Dorados Holdings @	4,800	28,704
Grupo Televisa ADR	4,425	149,919
Hyundai Motor	196	35,393
LG Electronics	679	42,287
Mahindra & Mahindra	2,682	58,923
Woolworths Holdings	6,246	38,694

		353,920

Consumer Staples – 0.72%
Anadolu Efes Biracilik Ve Malt Sanayii †	5,911	68,286
Brasil Foods ADR	3,000	71,370
China Mengniu Dairy	12,000	49,454
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	52,332
Cia Cervecerias Unidas ADR	1,400	30,842
Fomento Economico Mexicano ADR	600	55,230
Hypermarcas †	13,000	93,699

(continues)                                             77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Lotte Chilsung Beverage @	55	$113,290
Lotte Confectionery @	37	76,424
Tingyi Cayman Islands Holding	21,908	57,557
Tsingtao Brewery	8,004	57,003
Uni-President China Holdings @	87,600	87,545
Wal-Mart de Mexico Class V	16,390	41,262

		854,294

Energy – 0.80%
Cairn India	7,536	37,942
China Petroleum & Chemical	35,350	30,957
CNOOC ADR	400	69,016
Gazprom ADR @	8,874	62,473
LUKOIL ADR	1,300	66,170
PetroChina ADR	475	61,042
Petroleo Brasileiro ADR	9,019	127,980
Polski Koncern Naftowy Orlen	2,554	31,819
PTT	6,141	68,160
Reliance Industries GDR 144A #	6,636	202,398
Rosneft GDR @	7,632	44,472
Sasol ADR	1,100	59,939
Tambang Batubara Bukit Asam Persero	30,000	32,499
YPF ADR	1,400	51,786

		946,653

Financials – 0.70%
Banco Santander Brasil ADR	7,400	48,396
Bangkok Bank	8,796	55,322
China Construction Bank	74,080	51,900
Etalon Group GDR 144A #@=	3,700	13,505
ICICI Bank ADR	1,400	68,740
Industrial & Commercial Bank of China	92,459	57,632
Itau Unibanco Holding ADR	4,769	66,194
KB Financial Group ADR	2,227	80,662
Powszechna Kasa Oszczednosci Bank Polski	2,488	29,802
Remgro	2,247	45,401
Samsung Life Insurance	576	57,876
Sberbank @=	32,494	61,963
Shinhan Financial Group	1,566	72,143
Standard Bank Group	5,748	66,545

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
UEM Sunrise @	82,459	$45,755

		821,836

Industrials – 0.20%
America Latina Logistica	4,868	12,630
Empresas ICA ADR †	4,600	31,832
Gol Linhas Aereas Inteligentes ADR †	5,500	26,455
KCC @	214	145,851
Santos Brasil Participacoes	2,200	15,102

		231,870

Information Technology – 1.06%
Baidu ADR †	2,098	457,847
Hon Hai Precision Industry	30,246	95,451
LG Display ADR †	3,700	58,275
MediaTek	5,000	74,047
Samsung Electronics	241	270,481
SINA †	700	28,798
Sohu.com †	1,700	85,391
Taiwan Semiconductor Manufacturing	16,034	63,250
Taiwan Semiconductor Manufacturing ADR	2,200	44,396
United Microelectronics	88,000	36,450
WNS Holdings ADR †	1,655	37,254

		1,251,640

Materials – 0.44%
Anglo American Platinum †	758	24,589
Braskem ADR	3,300	43,461
Cemex ADR †	8,492	110,736
Cemex Latam Holdings †	3,281	29,229
Fibria Celulose ADR †	5,637	62,007
Gerdau @	2,500	10,082
Gerdau ADR	2,600	12,480
Impala Platinum Holdings †	1,558	12,011
Nine Dragons Paper Holdings	38,000	27,357
Siam Cement	1,898	26,333
Siam Cement NVDR	1,300	18,036
Sociedad Quimica y Minera de Chile ADR	1,200	31,368
Ultratech Cement	1,282	54,468
Vale ADR	4,625	50,921

		513,078

Telecommunication Services – 0.85%
America Movil ADR	2,200	55,440

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
China Mobile	9,294	$107,425
China Mobile ADR	1,200	70,500
KT ADR	2,600	42,146
MegaFon GDR	2,469	62,663
Mobile Telesystems ADR	1,800	26,892
MTN Group	2,518	53,174
Reliance Communications †	13,377	21,381
SK Telecom ADR	8,600	260,924
Telefonica Brasil ADR	2,550	50,184
Tim Participacoes ADR	6,300	165,060
Turkcell Iletisim Hizmetleri ADR †	2,887	37,935
Vodacom Group	4,198	48,358

		1,002,082

Total Emerging Markets (cost $5,128,105)		5,975,373

Total Common Stock (cost $32,441,597)		46,529,455

Convertible Preferred Stock – 0.35%

Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	350	17,465
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	1,175	25,207
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	23	26,369
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	30	33,356
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	640	35,878
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	650	33,020
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	26	22,100
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	20	26,617

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	19	$25,080
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,372	65,143
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	650	29,029
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	477	45,375
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	20	24,050

Total Convertible Preferred Stock (cost $420,888)		408,689

Exchange-Traded Funds – 0.03%

iShares MSCI EAFE Growth Index ETF	440	29,964
iShares MSCI EAFE Index ETF	40	2,565
Vanguard FTSE Developed Markets ETF	10	398

Total Exchange-Traded Funds (cost $32,707)		32,927

	Principal amount°

Agency Collateralized Mortgage Obligations – 0.58%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,484	1,684
Series 2003-26 AT 5.00% 11/25/32	21,871	22,699
Series 2010-41 PN 4.50% 4/25/40	60,000	64,415
Series 2010-96 DC 4.00% 9/25/25	115,000	122,544
Series 2012-122 SD 5.946% 11/25/42 —S	107,404	23,854
Series 2013-26 ID 3.00% 4/25/33 S	148,033	24,012
Series 2013-38 AI 3.00% 4/25/33 S	143,527	23,075
Series 2013-44 DI 3.00% 5/25/33 S	439,138	72,840
Series 2014-36 ZE 3.00% 6/25/44	65,652	54,852

(continues)                                             79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	69,580	$76,076
Series 4065 DE 3.00% 6/15/32	15,000	14,430
Series 4185 LI 3.00% 3/15/33 S	108,184	18,191
Series 4191 CI 3.00% 4/15/33 S	91,030	15,116
GNMA
Series 2010-113 KE 4.50% 9/20/40	140,000	151,121

Total Agency Collateralized Mortgage Obligations (cost $662,122)		684,909

Agency Mortgage-Backed Securities – 9.60%

Fannie Mae ARM
2.42% 5/1/43 —	53,263	52,959
2.546% 6/1/43 —	18,957	18,971
3.199% 4/1/44 —	83,605	86,171
3.279% 3/1/44 —	74,564	77,335
3.292% 9/1/43 —	64,697	66,730
Fannie Mae S.F. 15 yr
3.00% 11/1/27	8,514	8,799
3.50% 7/1/26	48,147	50,742
4.00% 4/1/24	17,350	18,506
4.00% 5/1/24	33,625	35,878
4.00% 11/1/25	90,869	97,038
4.00% 12/1/26	51,931	55,423
4.00% 8/1/27	60,507	64,598
4.50% 4/1/18	5,478	5,786
5.00% 9/1/18	12,752	13,464
5.50% 7/1/22	15,412	16,976
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	245,000	246,378
2.50% 11/1/29	225,000	225,729
3.00% 10/1/29	702,000	723,060
Fannie Mae S.F. 20 yr
3.00% 2/1/33	6,208	6,327
3.00% 8/1/33	25,050	25,437
3.50% 4/1/33	7,741	8,073
4.00% 1/1/31	9,941	10,627
4.00% 2/1/31	40,191	42,963
5.00% 11/1/23	3,604	3,975
5.50% 12/1/29	5,090	5,685
6.00% 9/1/29	32,147	36,339
Fannie Mae S.F. 30 yr
3.00% 7/1/42	48,700	48,138

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.00% 10/1/42	28,404	$28,147
3.00% 12/1/42	59,132	58,425
3.00% 5/1/43	91,016	89,871
4.00% 8/1/43	22,286	23,576
4.50% 12/1/43	912	987
4.50% 5/1/44	2,983	3,230
5.00% 11/1/35	16,728	18,504
5.00% 4/1/37	13,780	15,226
5.50% 12/1/32	2,830	3,176
5.50% 2/1/33	41,423	46,384
5.50% 4/1/34	14,654	16,446
5.50% 11/1/34	16,124	18,087
5.50% 12/1/34	96,929	108,603
5.50% 3/1/35	31,430	35,187
5.50% 5/1/35	24,792	27,778
5.50% 6/1/35	13,007	14,524
5.50% 1/1/36	8,544	9,574
5.50% 5/1/36	7,324	8,199
5.50% 7/1/36	4,363	4,889
5.50% 1/1/37	958	1,075
5.50% 2/1/37	20,521	22,874
5.50% 8/1/37	40,447	45,305
5.50% 1/1/38	1,185	1,319
5.50% 2/1/38	27,076	30,320
5.50% 3/1/38	24,675	27,678
5.50% 6/1/38	3,044	3,387
5.50% 7/1/40	42,064	46,805
5.50% 9/1/41	15,971	17,792
6.00% 5/1/36	44,934	50,945
6.00% 6/1/36	4,962	5,629
6.00% 12/1/36	6,070	6,906
6.00% 2/1/37	17,784	20,164
6.00% 5/1/37	45,938	51,865
6.00% 6/1/37	3,027	3,462
6.00% 7/1/37	3,256	3,692
6.00% 8/1/37	43,084	48,824
6.00% 9/1/37	6,250	7,086
6.00% 11/1/37	8,658	9,884
6.00% 5/1/38	77,640	87,821
6.00% 7/1/38	2,131	2,406
6.00% 9/1/38	15,311	17,307
6.00% 10/1/38	7,833	8,873
6.00% 9/1/39	251,709	284,551
6.00% 3/1/40	23,928	27,041
6.00% 9/1/40	22,290	25,238
6.00% 11/1/40	9,055	10,363
6.00% 5/1/41	31,725	35,917
6.50% 2/1/36	8,239	9,566

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	1,690,000	$1,661,283
3.50% 11/1/44	655,000	667,537
4.00% 11/1/44	1,802,000	1,893,339
4.50% 11/1/44	2,352,000	2,531,064
5.00% 11/1/44	172,000	189,375
Freddie Mac ARM
2.526% 1/1/44 —	161,862	165,021
Freddie Mac S.F. 15 yr
2.50% 3/1/28	14,332	14,477
4.00% 12/1/24	23,437	24,908
4.00% 5/1/25	9,123	9,738
4.00% 8/1/25	19,576	20,904
4.50% 8/1/24	51,472	55,211
4.50% 6/1/26	23,235	24,813
Freddie Mac S.F. 20 yr
3.00% 6/1/34	24,788	25,122
3.50% 1/1/34	66,443	69,098
Freddie Mac S.F. 30 yr
3.00% 10/1/42	55,059	54,625
3.00% 11/1/42	52,021	51,772
4.50% 10/1/39	26,501	28,595
5.50% 3/1/34	5,849	6,554
5.50% 12/1/34	5,791	6,512
5.50% 6/1/36	4,137	4,617
5.50% 11/1/36	9,170	10,226
5.50% 12/1/36	2,028	2,258
5.50% 6/1/38	5,257	5,855
5.50% 3/1/40	22,416	24,966
5.50% 8/1/40	36,293	40,387
5.50% 1/1/41	24,025	26,742
5.50% 6/1/41	22,213	24,721
6.00% 2/1/36	12,905	14,694
6.00% 1/1/38	8,854	9,973
6.00% 6/1/38	23,425	26,411
6.00% 8/1/38	59,550	68,035
6.00% 5/1/40	9,630	10,860
6.50% 4/1/39	37,020	41,859
GNMA I S.F. 30 yr
5.00% 6/15/40	12,472	13,727

Total Agency Mortgage-Backed Securities (cost $11,261,750)		11,322,294

Agency Obligations – 0.13%

Fannie Mae
2.625% 9/6/24	80,000	78,865

	Principal amount°	Value (U.S. $)

Agency Obligations (continued)

Tennessee Valley Authority 2.875% 9/15/24	80,000	$79,570

Total Agency Obligations (cost $158,422)		158,435

Commercial Mortgage-Backed Securities – 2.68%

BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	46,690	49,377
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 —	60,000	66,072
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41 —	2,458	2,458
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.40% 7/15/44 —	45,000	46,666
Series 2005-CD1 C 5.40% 7/15/44 —	55,000	56,535
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	35,000	35,618
Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47 ¿	75,000	77,965
Commercial Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	40,000	40,869
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	111,653
Series 2011-LC1A C 144A 5.73% 11/10/46 #—	100,000	111,474
FREMF Mortgage Trust
Series 2011-K702 B 144A 4.936% 4/25/44 #—	20,000	21,274
Series 2012-K19 B 144A 4.176% 5/25/45 #—	15,000	15,388
Series 2012-K708 B 144A 3.891% 2/25/45 #—	185,000	190,274
Series 2013-K33 B 144A 3.619% 8/25/46 #—	50,000	48,786
Series 2013-K712 B 144A 3.484% 5/25/45 #—	235,000	235,229

(continues)                                             81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2013-K713 B 144A 3.274% 4/25/46 #—	130,000	$128,455
Series 2014-K716 B 144A 3.954% 8/25/47 #—	35,000	35,527
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	46,761	47,121
Series 2010-C1 A2 144A 4.592% 8/10/43 #	400,000	436,962
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	200,000	200,693
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	200,000	203,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	54,742	54,444
Series 2014-C21 AS 3.997% 8/15/47	35,000	35,680
Series 2014-C22 A4 3.801% 9/15/47	110,000	112,856
Series 2014-C22 B 4.714% 9/15/47 —	70,000	72,687
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.647% 8/12/37 —	25,000	26,727
Series 2005-LDP5 D 5.559% 12/15/44 —	45,000	46,425
Series 2006-LDP8 AM 5.44% 5/15/45	163,000	174,629
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	5,720	5,873
Series 2005-C3 B 4.895% 7/15/40 —	30,000	30,466
Series 2006-C6 AJ 5.452% 9/15/39 —	60,000	63,415
Series 2006-C6 AM 5.413% 9/15/39	30,000	32,266
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	50,000	51,750

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.38% 11/14/42 —	70,000	$72,239
Series 2005-HQ7 C 5.38% 11/14/42 —	100,000	98,854
Series 2006-T21 AM 5.204% 10/12/52 —	65,000	67,933
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	45,000	46,348

Total Commercial Mortgage-Backed Securities (cost $3,146,747)		3,154,200

Convertible Bonds – 0.98%

Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	65,000	52,650
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	17,000	17,786
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	39,000	41,243
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	30,000	33,000
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	36,000	37,800
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	29,000	29,217
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	29,000	27,623
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	44,000	42,295
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	29,000	33,930

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	53,000	$43,526
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	5,000	12,887
General Cable 4.50% exercise price $35.33, expiration date 11/15/29	38,000	26,553
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	6,000	28,028
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	7,000	13,921
Intel 3.25% exercise price $21.71, expiration date 8/1/39	16,000	26,860
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	49,000	49,092
Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30 #	16,000	23,120
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	37,000	49,187
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	48,000	49,380
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	27,000	27,844
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	25,000	31,547
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	9,000	30,791
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	21,000	45,872
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	38,000	42,370
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	37,000	25,530

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	28,000	$26,915
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	17,000	32,778
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	14,000	50,847
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	22,000	21,395
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	36,000	27,698
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #	22,000	21,381
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	49,000	47,989
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	34,000	38,208
Vector Group 2.50% exercise price $16.78, expiration date 1/14/19 —	15,000	21,794
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	16,000	26,970

Total Convertible Bonds (cost $1,032,187)		1,158,027

Corporate Bonds – 32.50%

Banking – 5.18%
Abbey National Treasury Services 2.35% 9/10/19	85,000	84,010
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD 54,000	49,007
3.517% 11/6/18 —	AUD 53,000	46,905
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #—	200,000	211,500
Bancolombia 5.95% 6/3/21	100,000	110,250
Bank of America 4.20% 8/26/24	255,000	253,099

(continues)                                             83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America 6.25% 9/29/49 —		160,000	$159,750
Barclays 4.375% 9/11/24		200,000	194,146
BB&T 5.25% 11/1/19		120,000	134,817
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	164,250
City National 5.25% 9/15/20		60,000	66,818
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.875% 1/20/20	AUD	26,000	23,549
Credit Suisse Group 144A 6.25% 12/29/49 #—		220,000	213,510
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	198,217
144A 3.625% 7/31/24 #		200,000	197,581
HBOS 144A 6.75% 5/21/18 #		100,000	113,300
HSBC Holdings
5.625% 12/29/49 —		200,000	198,850
6.375% 12/29/49 —		200,000	200,000
ING Bank 144A 5.80% 9/25/23 #		200,000	220,693
JPMorgan Chase
0.865% 1/28/19 —		53,000	53,440
3.875% 9/10/24		85,000	83,431
4.25% 11/2/18	NZD	85,000	65,194
6.75% 1/29/49 —		145,000	153,047
Lloyds Banking Group 7.50% 4/30/49 —		200,000	206,500
Morgan Stanley
1.083% 1/24/19 —		57,000	57,712
4.35% 9/8/26		125,000	123,135
5.00% 9/30/21	AUD	54,000	47,540
7.60% 8/8/17	NZD	38,000	31,544
Northern Trust 3.95% 10/30/25		45,000	46,687
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—		200,000	202,267
PNC Funding 5.625% 2/1/17		150,000	163,610
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #—		200,000	194,250
Rabobank 4.625% 12/1/23		250,000	259,486
Santander Holdings USA 3.45% 8/27/18		50,000	52,178
Santander UK 144A 5.00% 11/7/23 #		200,000	210,215
State Street 3.10% 5/15/23		125,000	121,462
SunTrust Bank 2.35% 11/1/18		90,000	90,303

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group 5.375% 9/15/20	105,000	$117,760
USB Capital IX 3.50% 10/29/49 —	145,000	123,975
Wells Fargo
4.10% 6/3/26	300,000	299,358
5.90% 12/29/49 —	40,000	40,850
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,015
144A 4.75% 4/30/24 #	200,000	202,675
Zions Bancorp 4.50% 6/13/23	105,000	110,133

		6,101,019

Basic Industry – 2.79%
AK Steel 7.625% 5/15/20	30,000	29,775
ArcelorMittal 10.35% 6/1/19	85,000	104,019
Celanese US Holdings 4.625% 11/15/22	85,000	83,725
Cemex 144A 9.50% 6/15/18 #	200,000	223,690
CF Industries
5.15% 3/15/34	25,000	26,426
5.375% 3/15/44	75,000	78,783
6.875% 5/1/18	175,000	202,841
7.125% 5/1/20	47,000	56,767
Dow Chemical
3.50% 10/1/24	50,000	48,872
4.25% 10/1/34	100,000	96,605
8.55% 5/15/19	213,000	267,970
Eastman Chemical 4.65% 10/15/44	25,000	23,912
Fibria Overseas Finance 5.25% 5/12/24	70,000	69,213
FMG Resources August 2006 144A 6.875% 4/1/22 #	183,000	186,889
Georgia-Pacific 8.00% 1/15/24	170,000	228,047
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	113,000
Immucor 11.125% 8/15/19	60,000	65,100
International Paper
3.65% 6/15/24	55,000	53,472
6.00% 11/15/41	100,000	114,151
LSB Industries 7.75% 8/1/19	10,000	10,650
Monsanto 4.40% 7/15/44	305,000	303,512
Mosaic 5.625% 11/15/43	185,000	207,253
Nortek 8.50% 4/15/21	45,000	48,600
Novelis 8.75% 12/15/20	40,000	42,950

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
OCP 144A 5.625% 4/25/24 #	200,000	$208,540
Plains Exploration & Production
6.50% 11/15/20	34,000	37,319
PolyOne 5.25% 3/15/23	40,000	39,000
Rockwood Specialties Group
4.625% 10/15/20	40,000	41,450
Ryerson
9.00% 10/15/17	35,000	37,013
11.25% 10/15/18	14,000	15,470
TPC Group 144A
8.75% 12/15/20 #	30,000	32,025
Weyerhaeuser
4.625% 9/15/23	130,000	137,941
Yamana Gold 144A
4.95% 7/15/24 #	55,000	54,856

		3,289,836

Brokerage – 0.26%
Jefferies Group
5.125% 1/20/23	55,000	58,558
6.45% 6/8/27	30,000	33,763
6.50% 1/20/43	20,000	22,175
Lazard Group
4.25% 11/14/20	65,000	68,044
6.85% 6/15/17	107,000	120,634

		303,174

Capital Goods – 1.42%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	240,000	247,200
Berry Plastics 5.50% 5/15/22	35,000	33,731
BWAY Holding 144A
9.125% 8/15/21 #	60,000	60,600
Consolidated Container 144A
10.125% 7/15/20 #	25,000	23,625
Crane
2.75% 12/15/18	20,000	20,377
4.45% 12/15/23	85,000	89,271
Gates Global 144A
6.00% 7/15/22 #	60,000	56,700
Ingersoll-Rand Global Holding
4.25% 6/15/23	215,000	225,878
Milacron 144A
7.75% 2/15/21 #	40,000	42,300
OAS Finance 144A
8.00% 7/2/21 #	200,000	192,500

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #		195,220	$202,053
Plastipak Holdings 144A 6.50% 10/1/21 #		60,000	61,200
Reynolds Group Issuer 8.25% 2/15/21		100,000	106,250
Rock-Tenn
3.50% 3/1/20		80,000	81,435
4.00% 3/1/23		30,000	30,507
TransDigm
144A 6.00% 7/15/22 #		50,000	49,438
144A 6.50% 7/15/24 #		30,000	29,925
Trinity Industries 4.55% 10/1/24		75,000	75,281
URS
3.85% 4/1/17		10,000	10,327
5.00% 4/1/22		40,000	40,602

			1,679,200

Consumer Cyclical – 2.49%
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿		35,000	35,131
American Axle & Manufacturing 6.25% 3/15/21		55,000	57,475
Bed Bath & Beyond
4.915% 8/1/34		75,000	74,765
5.165% 8/1/44		55,000	53,975
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #		65,000	61,750
Daimler 2.75% 12/10/18	NOK	520,000	84,034
Delphi
4.15% 3/15/24		80,000	81,766
6.125% 5/15/21		55,000	60,500
Ford Motor 7.45% 7/16/31		92,000	121,791
Ford Motor Credit 3.664% 9/8/24		200,000	196,257
General Motors 3.50% 10/2/18		80,000	81,700
General Motors Financial
3.00% 9/25/17		25,000	25,281
4.375% 9/25/21		55,000	56,306
HD Supply
7.50% 7/15/20		24,000	25,020
11.50% 7/15/20		35,000	40,469
Historic TW 6.875% 6/15/18		230,000	268,865

(continues)                                             85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Host Hotels & Resorts
3.75% 10/15/23	120,000	$118,885
4.75% 3/1/23	90,000	95,674
5.875% 6/15/19	30,000	31,792
Hyundai Capital America 144A 2.55% 2/6/19 #	15,000	15,133
International Game Technology 5.35% 10/15/23	100,000	103,020
Landry’s 144A 9.375% 5/1/20 #	85,000	90,313
Levi Strauss 6.875% 5/1/22	65,000	68,250
Magna International 3.625% 6/15/24	100,000	99,569
Marriott International 3.375% 10/15/20	50,000	51,374
Meritor 6.75% 6/15/21	30,000	31,350
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	20,000	19,950
QVC
4.375% 3/15/23	120,000	119,932
144A 5.45% 8/15/34 #	75,000	73,886
Sally Holdings 5.75% 6/1/22	40,000	41,000
Signet UK Finance 4.70% 6/15/24	90,000	90,670
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	50,000	49,370
4.50% 10/1/34	30,000	29,267
Suburban Propane Partners 7.375% 8/1/21	17,000	18,105
Target 2.30% 6/26/19	40,000	40,103
Toyota Finance Australia
2.25% 8/31/16	NOK 60,000	9,426
3.04% 12/20/16	NZD 120,000	90,388
TRW Automotive
144A 4.45% 12/1/23 #	105,000	106,313
144A 4.50% 3/1/21 #	70,000	71,050
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	25,000	25,125
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	60,000	60,750
Wyndham Worldwide 5.625% 3/1/21	50,000	55,589

		2,931,369

Consumer Non-Cyclical – 2.62%
Amgen 3.625% 5/22/24	60,000	59,575

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non- Cyclical (continued)
Boston Scientific
2.65% 10/1/18	55,000	$55,591
6.00% 1/15/20	110,000	125,557
CareFusion 6.375% 8/1/19	105,000	121,245
Celgene
3.95% 10/15/20	140,000	148,509
4.625% 5/15/44	15,000	14,775
Community Health Systems 144A 6.875% 2/1/22 #	40,000	41,800
Crimson Merger Sub 144A 6.625% 5/15/22 #	60,000	54,750
DaVita HealthCare Partners 5.125% 7/15/24	60,000	59,063
Express Scripts Holding
2.25% 6/15/19	55,000	54,290
3.50% 6/15/24	120,000	117,739
Forest Laboratories 144A 4.375% 2/1/19 #	65,000	68,484
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	40,000	42,600
Gilead Sciences 3.70% 4/1/24	100,000	102,343
JBS Investments 144A 7.75% 10/28/20 #	200,000	213,500
Kinetic Concepts 10.50% 11/1/18	45,000	49,050
McKesson 3.796% 3/15/24	130,000	131,344
Pernod-Ricard 144A 5.75% 4/7/21 #	150,000	171,065
Perrigo 144A 4.00% 11/15/23 #	200,000	203,851
Prestige Brands 144A 5.375% 12/15/21 #	85,000	80,325
Quest Diagnostics 2.70% 4/1/19	40,000	40,242
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN 2,000,000	143,364
SABMiller Holdings 144A 2.45% 1/15/17 #	200,000	204,434
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	65,000	70,525
Smithfield Foods 6.625% 8/15/22	40,000	42,400
Spectrum Brands 6.375% 11/15/20	45,000	47,138
Sysco 3.50% 10/2/24	60,000	60,288

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Sysco
4.35% 10/2/34	90,000	$91,608
Tenet Healthcare
6.00% 10/1/20	79,000	83,740
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #	15,000	14,981
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #	30,000	30,938
Zimmer Holdings
3.375% 11/30/21	110,000	112,056
4.625% 11/30/19	65,000	70,999
Zoetis 3.25% 2/1/23	160,000	156,755

		3,084,924

Energy – 4.47%
AmeriGas Finance
7.00% 5/20/22	75,000	78,937
Anadarko Petroleum
3.45% 7/15/24	60,000	59,052
Bristow Group
6.25% 10/15/22	40,000	41,650
California Resources
144A 5.50% 9/15/21 #	55,000	55,894
144A 6.00% 11/15/24 #	50,000	51,500
Chaparral Energy
7.625% 11/15/22	10,000	10,300
Cimarex Energy
4.375% 6/1/24	65,000	65,650
CNOOC Nexen Finance 2014
4.25% 4/30/24	200,000	203,099
Continental Resources
4.50% 4/15/23	185,000	191,964
Drill Rigs Holdings 144A
6.50% 10/1/17 #	120,000	120,000
El Paso Pipeline Partners
Operating 4.30% 5/1/24	120,000	119,814
Enbridge Energy Partners
8.05% 10/1/37 ●	115,000	129,950
Energy Transfer Partners
5.95% 10/1/43	145,000	155,997
9.70% 3/15/19	61,000	78,131
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	65,000	61,263
EnLink Midstream Partners
4.40% 4/1/24	135,000	140,385
ENSCO 4.50% 10/1/24	95,000	95,510
Enterprise Products Operating
7.034% 1/15/68 ●	160,000	180,934

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Exterran Partners
6.00% 4/1/21	20,000	$19,550
Halcon Resources
8.875% 5/15/21	45,000	44,550
Hercules Offshore
144A 6.75% 4/1/22 #	20,000	15,675
144A 8.75% 7/15/21 #	15,000	13,125
KazMunayGas National JSC
144A 9.125% 7/2/18 #	100,000	117,375
Key Energy Services
6.75% 3/1/21	85,000	82,237
Kinder Morgan Energy
Partners 9.00% 2/1/19	100,000	124,711
Laredo Petroleum
7.375% 5/1/22	70,000	73,850
Marathon Petroleum
4.75% 9/15/44	230,000	221,655
Midstates Petroleum
9.25% 6/1/21	85,000	84,575
Murphy Oil USA
6.00% 8/15/23	90,000	94,275
Newfield Exploration
5.625% 7/1/24	60,000	64,500
Oasis Petroleum
6.875% 3/15/22	60,000	63,600
Oleoducto Central 144A
4.00% 5/7/21 #	200,000	200,340
ONGC Videsh 2.50% 5/7/18	200,000	198,248
Pacific Rubiales Energy 144A
5.375% 1/26/19 #	100,000	101,750
PDC Energy 7.75% 10/15/22	20,000	21,500
Petrobras Global Finance
4.875% 3/17/20	165,000	167,591
Petrobras International
Finance 5.375% 1/27/21	75,000	76,187
Petroleos de Venezuela
9.00% 11/17/21	70,000	47,075
Petroleos Mexicanos
6.50% 6/2/41	15,000	17,426
Plains All American Pipeline
8.75% 5/1/19	95,000	120,417
Pride International
6.875% 8/15/20	175,000	206,574
PTT Exploration & Production 144A
4.875% 12/29/49 #●	200,000	202,500
Samson Investment
9.75% 2/15/20	70,000	63,875
SandRidge Energy
8.125% 10/15/22	115,000	115,431

(continues)                                             87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Statoil 2.90% 11/8/20	65,000	$66,376
Sunoco Logistics Partners Operations 3.45% 1/15/23	195,000	189,467
Talisman Energy
3.75% 2/1/21	50,000	50,609
5.50% 5/15/42	155,000	158,344
TransCanada PipeLines 6.35% 5/15/67 ●	180,000	186,300
Williams 4.55% 6/24/24	55,000	54,516
Williams Partners 7.25% 2/1/17	90,000	101,408
YPF 144A 8.75% 4/4/24 #	68,000	69,530

		5,275,172

Financials – 0.81%
General Electric Capital
3.45% 5/15/24	130,000	130,540
4.25% 1/17/18	NZD 10,000	7,731
6.00% 8/7/19	120,000	140,103
7.125% 12/29/49 ●	300,000	347,776
Hyundai Capital America 144A 2.125% 10/2/17 #	60,000	60,771
Nuveen Investments 144A 9.50% 10/15/20 #	75,000	87,375
SUAM Finance 144A 4.875% 4/17/24 #	100,000	102,000
Woodside Finance 144A 8.75% 3/1/19 #	65,000	81,307

		957,603

Insurance – 1.20%
Allstate 5.75% 8/15/53 ●	75,000	80,016
American International Group 8.25% 8/15/18	105,000	128,362
Berkshire Hathaway Finance 2.90% 10/15/20	75,000	76,341
Chubb 6.375% 3/29/67 ●	75,000	82,594
Five Corners Funding Trust 144A 4.419% 11/15/23 #	200,000	209,727
Highmark
144A 4.75% 5/15/21 #	50,000	50,827
144A 6.125% 5/15/41 #	20,000	20,251
Hockey Merger 144A 7.875% 10/1/21 #	60,000	61,725
Liberty Mutual Group
144A 4.25% 6/15/23 #	75,000	76,790
144A 4.95% 5/1/22 #	25,000	26,957
MetLife 3.60% 4/10/24	75,000	75,950

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
MetLife 6.40% 12/15/36	90,000	$100,800
Onex USI Acquisition 144A 7.75% 1/15/21 #	15,000	15,000
Prudential Financial
4.50% 11/15/20	20,000	21,696
5.625% 6/15/43 ●	35,000	36,652
5.875% 9/15/42 ●	70,000	74,550
Teachers Insurance & Annuity Association of America
144A 4.375% 9/15/54 #●	45,000	45,440
144A 4.90% 9/15/44 #	85,000	86,968
Voya Financial 5.65% 5/15/53 ●	75,000	75,750
XL Group 6.50% 10/29/49 ●	70,000	67,900

		1,414,296

Media – 1.83%
Altice 144A 7.75% 5/15/22 #	200,000	207,000
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	200,000	199,951
CCO Holdings 5.25% 9/30/22	30,000	29,475
Columbus International 144A 7.375% 3/30/21 #	200,000	208,750
Comcast
3.375% 2/15/25	275,000	271,841
4.20% 8/15/34	50,000	49,736
4.75% 3/1/44	20,000	21,185
CSC Holdings 144A 5.25% 6/1/24 #	85,000	81,813
DIRECTV Holdings
4.45% 4/1/24	190,000	198,259
5.15% 3/15/42	20,000	20,297
Expedia 4.50% 8/15/24	50,000	49,653
Gray Television 7.50% 10/1/20	60,000	61,650
iHeartMedia PIK 14.00% 2/1/21	10,100	9,267
NetFlix 144A 5.75% 3/1/24 #	35,000	36,225
Nielsen Luxembourg 144A 5.50% 10/1/21 #	40,000	40,400
Sinclair Television Group
5.375% 4/1/21	70,000	69,300
6.125% 10/1/22	25,000	25,563
Time Warner 3.55% 6/1/24	30,000	29,629
Time Warner Cable 4.00% 9/1/21	45,000	47,421

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Time Warner Cable 8.25% 4/1/19	155,000	$193,236
Univision Communications 144A 5.125% 5/15/23 #	95,000	96,663
Viacom 5.25% 4/1/44	200,000	207,481

		2,154,795

Real Estate – 1.02%
Alexandria Real Estate Equities
3.90% 6/15/23	35,000	34,940
4.50% 7/30/29	35,000	35,100
4.60% 4/1/22	115,000	120,911
American Tower Trust I 144A 3.07% 3/15/23 #	80,000	78,778
Brandywine Operating Partnership 4.10% 10/1/24	50,000	49,502
CBL & Associates 5.25% 12/1/23	55,000	59,159
Corporate Office Properties
3.60% 5/15/23	60,000	57,490
5.25% 2/15/24	70,000	74,738
DDR
4.75% 4/15/18	55,000	59,382
7.50% 4/1/17	35,000	39,832
7.875% 9/1/20	78,000	97,042
Excel Trust 4.625% 5/15/24	35,000	35,645
Geo Group 5.875% 10/15/24	40,000	40,300
Healthcare Trust of America Holdings 3.375% 7/15/21	35,000	34,876
Hospitality Properties Trust 4.50% 3/15/25	60,000	59,393
Regency Centers 4.80% 4/15/21	70,000	76,328
WEA Finance 144A 3.75% 9/17/24 #	200,000	199,869
WP Carey 4.60% 4/1/24	50,000	51,782

		1,205,067

Services – 0.32%
Ameristar Casinos 7.50% 4/15/21	35,000	36,575
Avis Budget Car Rental 5.50% 4/1/23	61,000	60,847
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	45,000	39,544

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
MGM Resorts International 11.375% 3/1/18	55,000	$66,000
Service Corp International 144A 5.375% 5/15/24 #	65,000	65,488
United Rentals North America 5.75% 11/15/24	80,000	81,200
Wynn Las Vegas 5.375% 3/15/22	30,000	30,675

		380,329

Technology – 1.24%
Activision Blizzard 144A 6.125% 9/15/23 #	70,000	74,550
Baidu 3.25% 8/6/18	200,000	206,289
BMC Software Finance 144A 8.125% 7/15/21 #	35,000	33,775
Broadcom 4.50% 8/1/34	15,000	15,352
Equinix
4.875% 4/1/20	35,000	34,825
5.375% 4/1/23	70,000	69,650
First Data
11.25% 1/15/21	65,000	74,181
11.75% 8/15/21	30,000	34,875
Jabil Circuit 7.75% 7/15/16	9,000	9,945
National Semiconductor 6.60% 6/15/17	125,000	142,653
NCR 6.375% 12/15/23	75,000	78,937
NetApp 3.25% 12/15/22	85,000	83,062
Oracle
3.40% 7/8/24	105,000	104,799
4.50% 7/8/44	45,000	45,666
Seagate HDD Cayman 144A 4.75% 1/1/25 #	115,000	115,000
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	202,375
Thermo Fisher Scientific
2.40% 2/1/19	80,000	80,206
4.15% 2/1/24	50,000	51,868

		1,458,008

Telecommunications – 2.77%
AT&T 4.80% 6/15/44	230,000	227,499
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #	200,000	214,118
CC Holdings GS V 3.849% 4/15/23	35,000	34,489
CenturyLink
5.80% 3/15/22	165,000	169,950
6.75% 12/1/23	60,000	64,575

(continues)                                             89

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Crown Castle Towers 144A 4.883% 8/15/20 #	265,000	$292,744
Digicel Group 144A 8.25% 9/30/20 #	200,000	207,020
Hughes Satellite Systems 7.625% 6/15/21	25,000	27,375
Intelsat Luxembourg 8.125% 6/1/23	150,000	157,125
Lamar Media 5.00% 5/1/23	50,000	48,375
Level 3 Escrow II 144A 5.375% 8/15/22 #	70,000	69,125
MDC Partners 144A 6.75% 4/1/20 #	55,000	56,925
MetroPCS Wireless 6.625% 11/15/20	20,000	20,625
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	208,500
Motorola Solutions 4.00% 9/1/24	90,000	88,028
MTS International Funding 144A 8.625% 6/22/20 #	100,000	106,500
SBA Tower Trust 144A 2.24% 4/16/18 #	55,000	54,304
SES 144A 3.60% 4/4/23 #	145,000	146,528
SES Global Americas Holdings 144A 5.30% 3/25/44 #	110,000	116,660
Sprint
144A 7.125% 6/15/24 #	100,000	101,125
144A 7.875% 9/15/23 #	20,000	21,250
Telefonica Emisiones SAU
4.57% 4/27/23	150,000	156,891
6.421% 6/20/16	80,000	86,980
T-Mobile USA
6.125% 1/15/22	60,000	60,525
Verizon Communications
144A 4.862% 8/21/46 #	227,000	228,195
5.15% 9/15/23	80,000	88,654
6.55% 9/15/43	41,000	51,299
Windstream
7.50% 4/1/23	15,000	15,450
7.75% 10/1/21	40,000	42,800
WPP Finance 2010 5.625% 11/15/43	65,000	70,884
Zayo Group 10.125% 7/1/20	30,000	33,938

		3,268,456

Transportation – 0.61%
Air Medical Group Holdings 9.25% 11/1/18	8,000	8,380

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Aviation Capital Group 144A 6.75% 4/6/21 #	55,000	$62,700
Brambles USA 144A 3.95% 4/1/15 #	35,000	35,549
Burlington Northern Santa Fe
3.40% 9/1/24	50,000	49,406
4.90% 4/1/44	90,000	95,140
DP World 144A 6.85% 7/2/37 #	100,000	112,630
ERAC USA Finance 144A 5.25% 10/1/20 #	160,000	180,591
Norfolk Southern 3.85% 1/15/24	50,000	51,805
United Parcel Service 5.125% 4/1/19	105,000	118,289

		714,490

Utilities – 3.47%
AES 5.50% 3/15/24	60,000	58,650
AES Gener 144A 8.375% 12/18/73 #●	200,000	226,000
Ameren Illinois 9.75% 11/15/18	175,000	226,459
American Transmission Systems 144A 5.25% 1/15/22 #	150,000	166,406
American Water Capital 3.40% 3/1/25	65,000	64,868
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	92,500
Calpine 5.375% 1/15/23	40,000	38,750
Cleveland Electric Illuminating 5.50% 8/15/24	60,000	69,217
CMS Energy 6.25% 2/1/20	70,000	82,117
ComEd Financing III 6.35% 3/15/33	65,000	67,113
Electricite de France 144A 5.25% 1/29/49 #●	310,000	315,813
Enel 144A 8.75% 9/24/73 #●	200,000	232,760
Entergy Arkansas 3.70% 6/1/24	25,000	25,752
Entergy Louisiana 4.05% 9/1/23	160,000	171,202
Exelon Generation 4.25% 6/15/22	130,000	134,194
Great Plains Energy
4.85% 6/1/21	50,000	55,155
5.292% 6/15/22	50,000	56,966

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Integrys Energy Group 6.11% 12/1/66 ●	105,000	$107,133
IPALCO Enterprises 5.00% 5/1/18	40,000	42,350
ITC Holdings 3.65% 6/15/24	120,000	119,870
LG&E & KU Energy
3.75% 11/15/20	75,000	78,023
4.375% 10/1/21	120,000	129,298
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	40,099
National Rural Utilities Cooperative Finance 4.75% 4/30/43 ●	85,000	84,256
NextEra Energy Capital Holdings
2.40% 9/15/19	90,000	89,529
3.625% 6/15/23	40,000	40,573
NiSource Finance 6.125% 3/1/22	60,000	70,360
NRG Energy 144A 6.25% 5/1/24 #	30,000	30,225
NV Energy 6.25% 11/15/20	120,000	141,307
Pennsylvania Electric 5.20% 4/1/20	80,000	88,509
Public Service of New Hampshire 3.50% 11/1/23	50,000	51,681
Public Service of Oklahoma 5.15% 12/1/19	230,000	256,907
Puget Energy 6.00% 9/1/21	35,000	40,758
SCANA 4.125% 2/1/22	85,000	87,833
State Grid Overseas Investment 2014 144A 4.125% 5/7/24 #	200,000	205,458
Transelec 144A 4.25% 1/14/25 #	200,000	198,985
Wisconsin Energy 6.25% 5/15/67 ●	105,000	108,740

		4,095,816

Total Corporate Bonds (cost $37,200,442)		38,313,554

Municipal Bonds – 0.26%

Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	40,000	29,494
5.75% 6/1/47	45,000	36,061

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	50,000	$53,473
New York City, New York Series I 5.00% 8/1/22	35,000	42,008
New York State Thruway Authority Series A 5.00% 5/1/19	45,000	52,401
State of Maryland Local Facilities Series A 5.00% 8/1/21	45,000	54,683
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	35,000	42,247

Total Municipal Bonds (cost $291,728)		310,367

Non-Agency Asset-Backed Securities – 1.44%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	108,043
Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18 ●	105,000	105,163
American Express Credit Account Master Trust Series 2013-2 A 0.574% 5/17/21 ●	100,000	100,398
Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44 #	130,000	128,764
ARL Second Series 2014-1A A1 144A 2.92% 6/15/44 #	97,427	96,979
Avis Budget Rental Car Funding AESOP Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	104,128
Series 2013-1A A 144A 1.92% 9/20/19 #	100,000	99,127
BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20 ●	70,000	70,010
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	64,074	64,554

(continues)                                             91

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	$111,886
Centerpoint Energy Transition Bond IV Series 2012-1 A3 3.028% 10/15/25	200,000	200,376
Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,728
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	135,000	134,366
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	100,000	98,966
Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15 #●	170,000	170,704

Total Non-Agency
Asset-Backed Securities (cost $1,702,166)		1,693,192

Non-Agency Collateralized Mortgage Obligations – 0.32%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	2,380	2,457
Series 2005-6 7A1 5.50% 7/25/20	1,838	1,872
ChaseFlex Trust
Series 2006-1 A4 5.099% 6/25/36 ●	100,000	89,469
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	58,841	58,964
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	63,245	63,877
Sequoia Mortgage Trust Series 2013-11 B1 144A 3.716% 9/25/43 #●	97,758	95,179
Structured Asset Securities
Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	34,074	34,790

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	19,007	$19,318
Series 2006-AR5 2A1 2.615% 4/25/36 ●	13,104	12,571

Total Non-Agency
Collateralized Mortgage Obligations (cost $331,918)		378,497

Regional Bonds – 0.06%Δ
Australia – 0.02%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD 18,000	16,704
Canada – 0.04%
Province of Ontario Canada 3.45% 6/2/45	CAD 56,000	48,720

Total Regional Bonds (cost $67,827)		65,424

Senior Secured Loans – 5.87%«
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	220,350	220,281
Allegion U.S. Holding Tranche B 3.00% 12/26/20	263,013	261,969
Aramark Tranche E 3.25% 9/7/19	121,250	119,446
Azure Midstream Tranche B 6.50% 10/21/18	93,691	93,633
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	242,851	239,425
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	89,775	85,309
Charter Communications Tranche B 1st Lien 4.25% 8/12/21	105,000	104,812
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	14,771	14,681
Clear Channel
Communications Tranche B 3.65% 1/29/16	205,886	204,379
Community Health Systems Tranche D 4.25% 1/27/21	173,671	173,378
Community Health Systems Tranche E 3.25% 1/25/17	44,679	44,514
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17	77,771	76,986

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Drillships Financing Holdings Tranche B1 6.00% 2/17/21	84,150	$80,854
First Data Tranche B 1st Lien 4.00% 3/24/21	292,556	288,899
HCA Tranche B4 2.75% 5/1/18	311,850	308,699
HCA Tranche B5 1st Lien 2.75% 3/31/17	236,610	235,328
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	337,000	332,306
Houghton International 1st Lien 4.00% 12/10/19	348,788	346,608
Huntsman International Tranche B 3.75% 10/11/20	350,000	348,950
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	87,755	87,591
Immucor Tranche B2 5.00% 8/19/18	292,371	291,275
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	273,448	269,631
KIK Custom Products 1st Lien 5.50% 5/17/19	199,357	199,544
Landry’s Tranche B 4.00% 4/24/18	81,391	80,857
Level 3 Financing Tranche B 4.00% 1/15/20	125,000	122,949
Moxie Liberty Tranche B 7.50% 8/21/20	10,000	10,250
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	89,551	87,424
Novelis Tranche B 3.75% 3/10/17	92,324	91,609
Nuveen Investments 1st Lien 4.00% 5/13/17	115,000	114,832
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	52,875	52,749
Patheon 4.25% 1/23/21	54,863	53,863
Republic of Angola 6.25% 12/16/23	175,000	175,000
Samson Investment 2nd Lien 5.00% 9/25/18	120,000	116,865
Scientific Games International 4.25% 5/22/20	143,913	143,530
Sensus USA 2nd Lien 8.50% 4/13/18	85,000	84,920
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	37,945	37,787

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Sprouts Farmers 4.00% 4/12/20	91,155	$90,794
Univision Communications Tranche C4 4.00% 3/1/20	321,634	315,972
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	88,432	86,995
Wide Open West Finance 4.75% 3/27/19	428,475	427,315
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	400,208	394,914

Total Senior Secured Loans (cost $6,934,493)		6,917,123

Sovereign Bonds – 1.28%Δ

Brazil – 0.08%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL 74,000	28,911
10.00% 1/1/21	BRL 174,000	64,005

		92,916

Chile – 0.07%
Chile Government International Bond 5.50% 8/5/20	CLP 50,000,000	88,414

		88,414

Colombia – 0.10%
Colombia Government International Bond
4.375% 3/21/23	COP 172,000,000	73,599
9.85% 6/28/27	COP 69,000,000	43,158

		116,757

Iceland – 0.09%
Republic of Iceland 144A 5.875% 5/11/22 #	100,000	112,818

		112,818

Indonesia – 0.19%
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #	200,000	221,500

		221,500

Japan – 0.03%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY 3,087,000	30,361

		30,361

(continues)                                             93

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	amount°		(U.S. $)

Sovereign BondsΔ (continued)

Mexico – 0.01%
Mexican Bonos 6.50% 6/10/21	MXN	101,000	$7,882

			7,882

Poland – 0.05%
Poland Government Bond
2.242% 7/25/16 ^	PLN	53,000	15,449
4.00% 10/25/23	PLN	72,000	23,490
5.25% 10/25/17	PLN	58,000	19,143

			58,082

Portugal – 0.06%
Portugal Government International Bond 144A 5.125% 10/15/24 #		72,000	74,665

			74,665

Republic of Korea – 0.08%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	101,891,944	93,790

			93,790

Romania – 0.06%
Romanian Government International Bond 144A 4.875% 1/22/24 #		62,000	66,030

			66,030

Senegal – 0.17%
Senegal Government International Bond 144A 6.25% 7/30/24 #		200,000	200,500

			200,500

South Africa – 0.12%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,712,000	142,547

			142,547

Sweden – 0.05%
Sweden Government Bond
1.50% 11/13/23	SEK	305,000	42,805
2.50% 5/12/25	SEK	105,000	16,012

			58,817

United Kingdom – 0.12%
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	81,314	139,476

			139,476

Total Sovereign Bonds (cost $1,510,828)			1,504,555

	Principal	Value
	amount°	(U.S. $)

Supranational Banks – 0.07%

European Bank for Reconstruction & Development
6.00% 3/3/16	INR 3,300,000	$53,171
International Bank for Reconstruction & Development
2.898% 9/24/18 —	AUD 18,000	15,774
4.625% 10/6/21	NZD 25,000	19,428

Total Supranational Banks (cost $90,735)		88,373

U.S. Treasury Obligations – 2.43%

U.S. Treasury Bond
3.125% 8/15/44 ¥	2,680,000	2,637,498
U.S. Treasury Notes
1.75% 9/30/19	25,000	24,968
2.375% 8/15/24	205,000	202,646

Total U.S. Treasury Obligations (cost $2,856,048)		2,865,112

	Number of
	shares

Preferred Stock – 0.54%

Alabama Power 5.625%	2,305	56,657
Integrys Energy Group 6.00% —	3,500	89,740
National Retail Properties 5.70%	2,120	50,562
Public Storage 5.20%	2,050	46,289
Regions Financial 6.375% —	2,500	63,450
U.S. Bancorp 3.50% —	400	330,888

Total Preferred Stock (cost $592,377)		637,586

	Principal
	amount°

Short-Term Investments – 6.69%

Discount Notes – 1.74%≠
Federal Home Loan Bank
0.025% 11/13/14	8,254	8,254
0.07% 11/19/14	545,458	545,455
0.077% 11/14/14	1,492,421	1,492,415

		2,046,124

	Principal	Value
	amount°	(U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 2.74%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $1,402,595 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $1,430,648)	1,402,595	$1,402,595
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $467,532 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $476,883)	467,532	467,532
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $1,360,873 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $1,388,090)	1,360,873	1,360,873

		3,231,000

U.S. Treasury Obligations – 2.21%≠
U.S. Treasury Bills
0.005% 12/26/14	1,382,469	1,382,436
0.093% 11/13/14	1,227,042	1,227,027

		2,609,463

Total Short-Term Investments (cost $7,886,302)		7,886,587

Total Value of Securities – 105.27% (cost $108,621,284)		$124,109,306

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $17, 231, 866, which represents 14.62% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $995,337, which represents 0.84% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $75,468, which represents 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
—	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

(continues)                                             95

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(186,249)	USD	162,000	10/31/14	$(688)
BAML	EUR	(44,134)	USD	56,000	10/31/14	243
BAML	NZD	(281,235)	USD	221,425	10/31/14	2,599
BNP	AUD	(76,526)	USD	67,745	10/31/14	899
BNYM	EUR	2,795	USD	(3,553)	10/2/14	(22)
BNYM	JPY	3,172,747	USD	(29,089)	10/1/14	(158)
BNYM	THB	(47,386)	USD	1,459	10/2/14	(2)
DB	MXN	(1,604,264)	USD	118,862	10/31/14	(353)
GSC	ZAR	(799,943)	USD	71,077	10/31/14	576
HSBC	GBP	(50,979)	USD	82,867	10/31/14	248
JPMC	KRW	(25,414,930)	USD	24,288	10/31/14	234
TD	JPY	(3,679,798)	USD	33,797	10/31/14	235

						$3,811

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(8)	E-mini MSCI EAFE Index	$(758,657)	$(735,880)	12/22/14	$22,777
(15)	E-mini MSCI Emerging Markets Index	(792,558)	(752,026)	12/22/14	40,532
(6)	E-mini S&P 500 Index	(592,963)	(589,650)	12/22/14	3,313
(15)	U.S. Treasury 5 yr Notes	(1,770,919)	(1,773,867)	1/2/15	(2,948)
9	U.S. Treasury 10 yr Notes	1,117,790	1,121,766	12/22/14	3,976

		$(2,797,307)			$67,650

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Delaware Foundation Funds®

September 30, 2014

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$81,865,716	$307,340,544	$116,222,719
Short-term investments, at value[2]	3,360,140	18,032,795	7,886,587
Foreign currencies, at value[3]	162,290	538,789	311,542
Cash	88,076	345,087	239,677
Receivable for securities sold	2,286,939	11,665,833	9,044,328
Dividends and interest receivable	320,915	1,636,132	779,274
Receivable for fund shares sold	176,372	76,284	286,580
Variation margin receivable on futures contracts	—	—	33
Unrealized gain on foreign currency exchange contracts	1,106	9,333	5,034

Total assets	88,261,554	339,644,797	134,775,774

Liabilities:
Payable for securities purchased	4,041,337	25,117,417	16,432,403
Payable for fund shares redeemed	49,075	86,546	203,068
Variation margin payable on futures contracts	303	11	—
Other accrued expenses	114,160	218,834	106,690
Distribution fees payable to affiliates	22,845	72,694	43,868
Investment management fees payable	13,920	140,584	27,472
Other affiliates payable	11,410	28,340	59,722
Trustees’ fees and expenses payable	241	866	385
Unrealized loss on foreign currency exchange contracts	420	1,668	1,223
Other liabilities	818	2,587	636

Total liabilities	4,254,529	25,669,547	16,875,467

Total Net Assets	$84,007,025	$313,975,250	$117,900,307

Net Assets Consist of:
Paid-in capital	$55,347,286	$230,873,021	$94,332,890
Undistributed (distributions in excess of) net investment income	1,039,530	1,022,864	(42,458)
Undistributed net realized gain	7,431,106	21,026,647	8,078,121
Net unrealized appreciation of investments and derivatives	20,189,103	61,052,718	15,531,754

Total Net Assets	$84,007,025	$313,975,250	$117,900,307

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Asset Value

Class A:
Net assets	$39,715,411	$201,628,550	$52,428,814
Shares of beneficial interest outstanding, unlimited authorization, no par	3,410,558	15,877,424	4,822,415
Net asset value per share	$11.64	$12.70	$10.87
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.35	$13.47	$11.53

Class C:
Net assets	$9,707,168	$27,906,214	$35,101,495
Shares of beneficial interest outstanding, unlimited authorization, no par	856,388	2,196,971	3,220,875
Net asset value per share	$11.34	$12.70	$10.90

Class R:
Net assets	$15,654,094	$24,306,625	$9,326,872
Shares of beneficial interest outstanding, unlimited authorization, no par	1,354,239	1,919,698	857,950
Net asset value per share	$11.56	$12.66	$10.87

Institutional Class:
Net assets	$18,930,352	$60,133,861	$21,043,126
Shares of beneficial interest outstanding, unlimited authorization, no par	1,614,934	4,732,968	1,932,232
Net asset value per share	$11.72	$12.71	$10.89

[1] Investments, at cost	$61,738,123	$246,472,457	$100,734,982
[2] Short-term investments, at cost	3,360,075	18,032,363	7,886,302
[3] Foreign currencies, at cost	166,973	550,021	316,036

See accompanying notes, which are an integral part of the financial statements.

                                             99

Statements of operations

Delaware Foundation Funds®

Year ended September 30, 2014

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$1,786,329	$4,832,450	$1,216,533
Interest	687,697	5,120,029	3,681,608
Foreign tax withheld	(76,314)	(194,116)	(61,151)

	2,397,712	9,758,363	4,836,990

Expenses:
Management fees	618,932	2,195,838	985,878
Distribution expenses – Class A	103,744	488,189	149,738
Distribution expenses – Class B	8,267	9,398	1,773
Distribution expenses – Class C	86,556	265,152	345,706
Distribution expenses – Class R	77,413	122,180	39,414
Dividend disbursing and transfer agent fees and expenses	188,217	409,856	285,824
Registration fees	67,550	71,076	72,368
Custodian fees	64,735	94,117	61,603
Audit and tax	61,154	61,087	49,586
Accounting and administration expenses	33,148	117,471	52,297
Reports and statements to shareholders	25,731	76,799	37,228
Legal fees	18,697	54,584	24,989
Trustees’ fees and expenses	4,652	16,412	7,399
Other	50,595	62,620	55,836

	1,409,391	4,044,779	2,169,639
Less expenses waived	(276,020)	(118,313)	(297,186)
Less waived distribution expenses – Class B	(6,209)	(7,059)	(1,332)
Less expenses paid indirectly	(61)	(212)	(69)

Total operating expenses	1,127,101	3,919,195	1,871,052

Net Investment Income	1,270,611	5,839,168	2,965,938

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,180,275	25,599,505	10,373,143
Foreign currencies	(35,276)	(330,860)	(160,996)
Foreign currency exchange contracts	(48,587)	(198,520)	(106,648)
Futures contracts	(181,227)	(408,584)	15,223
Swap contracts	(363)	(11,736)	(8,575)

Net realized gain	8,914,822	24,649,805	10,112,147

Net change in unrealized appreciation (depreciation) of:
Investments	(1,629,696)	(3,432,944)	(2,148,636)
Foreign currencies	(15,343)	(38,211)	(9,061)
Foreign currency exchange contracts	1,834	20,980	19,160
Futures contracts	36,850	(10,887)	(95,999)
Swap contracts	(785)	(5,917)	(3,856)

Net change in unrealized appreciation (depreciation)	(1,607,140)	(3,466,979)	(2,238,392)

Net Realized and Unrealized Gain	7,307,682	21,182,826	7,873,755

Net Increase in Net Assets Resulting from Operations	$8,578,293	$27,021,994	$10,839,693

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Year ended
	9/30/14	9/30/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,270,611	$1,406,937
Net realized gain	8,914,822	5,854,896
Net change in unrealized appreciation (depreciation)	(1,607,140)	7,123,380

Net increase in net assets resulting from operations	8,578,293	14,385,213

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(603,852)	(601,773)
Class B	(12,160)	(22,440)
Class C	(48,978)	(46,076)
Class R	(157,594)	(145,514)
Institutional Class	(351,106)	(602,069)

Net realized gain:
Class A	(3,111,229)	(116,203)
Class B	(62,653)	(4,333)
Class C	(552,240)	(17,915)
Class R	(996,815)	(33,953)
Institutional Class	(1,526,037)	(99,751)

	(7,422,664)	(1,690,027)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,530,915	7,747,655
Class B	7,978	24,891
Class C	2,924,031	1,879,286
Class R	2,506,334	2,475,583
Institutional Class	17,344,742	13,820,089

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,683,355	705,594
Class B	74,082	26,269
Class C	587,450	62,171
Class R	1,150,296	178,791
Institutional Class	1,528,053	692,346

	36,337,236	27,612,675

	Delaware Foundation® Growth Allocation Fund
	Year ended
	9/30/14	9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,715,840)	$(7,999,329)
Class B	(1,217,288)	(859,169)
Class C	(1,544,372)	(1,673,800)
Class R	(2,788,415)	(1,791,189)
Institutional Class	(26,135,144)	(30,584,478)

	(51,401,059)	(42,907,965)

Decrease in net assets derived from capital share transactions	(15,063,823)	(15,295,290)

Net Decrease in Net Assets	(13,908,194)	(2,600,104)

Net Assets:
Beginning of year	97,915,219	100,515,323

End of year	$84,007,025	$97,915,219

Undistributed net investment income	$1,039,530	$866,805

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             103

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Year ended
	9/30/14	9/30/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,839,168	$6,918,187
Net realized gain	24,649,805	21,274,684
Net change in unrealized appreciation (depreciation)	(3,466,979)	11,777,357

Net increase in net assets resulting from operations	27,021,994	39,970,228

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,891,845)	(3,905,529)
Class B	(10,609)	(20,718)
Class C	(233,429)	(191,284)
Class R	(300,275)	(348,933)
Institutional Class	(1,212,686)	(2,333,645)
Net realized gain:
Class A	(11,302,237)	—
Class B	(56,210)	—
Class C	(1,280,965)	—
Class R	(1,219,067)	—
Institutional Class	(3,219,383)	—

	(21,726,706)	(6,800,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,087,706	15,204,633
Class B	24,360	80,339
Class C	8,147,792	8,337,921
Class R	2,666,433	3,085,640
Institutional Class	35,027,943	33,612,374

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,716,282	3,359,707
Class B	66,760	20,667
Class C	1,431,152	177,909
Class R	1,519,340	348,933
Institutional Class	2,027,366	1,533,573

	74,715,134	65,761,696

	Delaware Foundation® Moderate Allocation Fund
	Year ended
	9/30/14	9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(45,785,450)	$(30,435,324)
Class B	(1,299,556)	(1,167,703)
Class C	(4,802,879)	(3,791,294)
Class R	(3,798,762)	(4,684,092)
Institutional Class	(45,093,605)	(123,151,298)

	(100,780,252)	(163,229,711)

Decrease in net assets derived from capital share transactions	(26,065,118)	(97,468,015)

Net Decrease in Net Assets	(20,769,830)	(64,297,896)

Net Assets:
Beginning of year	334,745,080	399,042,976

End of year	$313,975,250	$334,745,080

Undistributed (distributions in excess of) net investment income	$1,022,864	$(526,528)

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             105

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Year ended
	9/30/14	9/30/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,965,938	$2,765,688
Net realized gain	10,112,147	1,995,739
Net change in unrealized appreciation (depreciation)	(2,238,392)	4,188,491

Net increase in net assets resulting from operations	10,839,693	8,949,918

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,337,552)	(1,450,356)
Class B	(3,240)	(6,825)
Class C	(502,587)	(300,443)
Class R	(161,662)	(83,103)
Institutional Class	(1,047,149)	(826,278)

Net realized gain:
Class A	(1,716,123)	(519,107)
Class B	(4,304)	(3,069)
Class C	(658,350)	(162,768)
Class R	(146,792)	(31,406)
Institutional Class	(592,651)	(304,669)

	(6,170,410)	(3,688,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,011,807	21,419,187
Class B	3,265	56,413
Class C	10,696,827	13,308,967
Class R	5,215,274	2,517,318
Institutional Class	40,956,160	13,810,860

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,958,782	1,935,029
Class B	7,543	9,575
Class C	1,097,606	428,577
Class R	308,454	114,378
Institutional Class	1,527,292	1,086,677

	76,783,010	54,686,981

	Delaware Foundation® Conservative Allocation Fund
	Year ended
	9/30/14	9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(47,660,435)	$(20,359,289)
Class B	(273,538)	(328,403)
Class C	(8,808,935)	(7,452,155)
Class R	(2,013,059)	(1,458,282)
Institutional Class	(54,098,565)	(31,768,360)

	(112,854,532)	(61,366,489)

Decrease in net assets derived from capital share transactions	(36,071,522)	(6,679,508)

Net Decrease in Net Assets	(31,402,239)	(1,417,614)

Net Assets:
Beginning of year	149,302,546	150,720,160

End of year	$117,900,307	$149,302,546

Distributions in excess of net investment income	$(42,458)	$(204,315)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$11.550	$10.220	$8.970	$9.390	$8.670

Income (loss) from investment operations:
Net investment income[1]	0.159	0.148	0.143	0.158	0.158
Net realized and unrealized gain (loss)	0.860	1.355	1.506	(0.426)	0.745

Total from investment operations	1.019	1.503	1.649	(0.268)	0.903

Less dividends and distributions from:
Net investment income	(0.151)	(0.145)	(0.148)	(0.152)	(0.183)
Net realized gain	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.929)	(0.173)	(0.399)	(0.152)	(0.183)

Net asset value, end of period	$11.640	$11.550	$10.220	$8.970	$9.390

Total return[2]	9.21%	14.92%	18.87%	(3.00% )	10.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,716	$49,046	$42,992	$38,595	$37,248
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.52%	1.53%	1.54%	1.66%
Ratio of net investment income to average net assets	1.37%	1.37%	1.47%	1.58%	1.77%
Ratio of net investment income to average net assets prior to fees waived	1.08%	1.00%	1.09%	1.19%	1.23%
Portfolio turnover	77%	104%	109%	110%	98%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$11.270	$9.980	$8.760	$9.180	$8.490

Income (loss) from investment operations:
Net investment income[1]	0.071	0.066	0.068	0.081	0.089
Net realized and unrealized gain (loss)	0.846	1.324	1.479	(0.415)	0.728

Total from investment operations	0.917	1.390	1.547	(0.334)	0.817

Less dividends and distributions from:
Net investment income	(0.069)	(0.072)	(0.076)	(0.086)	(0.127)
Net realized gain	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.847)	(0.100)	(0.327)	(0.086)	(0.127)

Net asset value, end of period	$11.340	$11.270	$9.980	$8.760	$9.180

Total return[2]	8.37%	14.05%	18.04%	(3.73% )	9.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,707	$7,687	$6,570	$6,043	$6,789
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.87%
Ratio of expenses to average net assets prior to fees waived	2.19%	2.22%	2.23%	2.24%	2.36%
Ratio of net investment income to average net assets	0.62%	0.62%	0.72%	0.83%	1.02%
Ratio of net investment income to average net assets prior to fees waived	0.33%	0.30%	0.39%	0.49%	0.53%
Portfolio turnover	77%	104%	109%	110%	98%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             109

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$11.480	$10.150	$8.910	$9.330	$8.610

Income (loss) from investment operations:
Net investment income[1]	0.131	0.121	0.118	0.132	0.136
Net realized and unrealized gain (loss)	0.850	1.357	1.497	(0.424)	0.747

Total from investment operations	0.981	1.478	1.615	(0.292)	0.883

Less dividends and distributions from:
Net investment income	(0.123)	(0.120)	(0.124)	(0.128)	(0.163)
Net realized gain	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.901)	(0.148)	(0.375)	(0.128)	(0.163)

Net asset value, end of period	$11.560	$11.480	$10.150	$8.910	$9.330

Total return[2]	8.92%	14.75%	18.58%	(3.25% )	10.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,654	$14,635	$12,156	$10,085	$8,136
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.69%	1.82%	1.83%	1.84%	1.96%
Ratio of net investment income to average net assets	1.12%	1.12%	1.22%	1.33%	1.52%
Ratio of net investment income to average net assets prior to fees waived	0.83%	0.70%	0.79%	0.89%	0.93%
Portfolio turnover	77%	104%	109%	110%	98%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$11.630	$10.280	$9.020	$9.440	$8.710

Income (loss) from investment operations:
Net investment income[1]	0.187	0.175	0.168	0.184	0.181
Net realized and unrealized gain (loss)	0.860	1.372	1.516	(0.429)	0.751

Total from investment operations	1.047	1.547	1.684	(0.245)	0.932

Less dividends and distributions from:
Net investment income	(0.179)	(0.169)	(0.173)	(0.175)	(0.202)
Net realized gain	(0.778)	(0.028)	(0.251)	—	—

Total dividends and distributions	(0.957)	(0.197)	(0.424)	(0.175)	(0.202)

Net asset value, end of period	$11.720	$11.630	$10.280	$9.020	$9.440

Total return[2]	9.42%	15.30%	19.19%	(2.76% )	10.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,930	$25,426	$37,054	$30,452	$29,311
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.87%
Ratio of expenses to average net assets prior to fees waived	1.19%	1.22%	1.23%	1.24%	1.36%
Ratio of net investment income to average net assets	1.62%	1.62%	1.72%	1.83%	2.02%
Ratio of net investment income to average net assets prior to fees waived	1.33%	1.30%	1.39%	1.49%	1.53%
Portfolio turnover	77%	104%	109%	110%	98%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             111

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$12.520	$11.520	$10.080	$10.410	$9.740

Income (loss) from investment operations:
Net investment income[1]	0.223	0.210	0.202	0.225	0.249
Net realized and unrealized gain (loss)	0.790	1.006	1.444	(0.355)	0.817

Total from investment operations	1.013	1.216	1.646	(0.130)	1.066

Less dividends and distributions from:
Net investment income	(0.181)	(0.216)	(0.206)	(0.200)	(0.396)
Net realized gain	(0.652)	—	—	—	—

Total dividends and distributions	(0.833)	(0.216)	(0.206)	(0.200)	(0.396)

Net asset value, end of period	$12.700	$12.520	$11.520	$10.080	$10.410

Total return[2]	8.34%	10.66%	16.46%	(1.39% )	11.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,628	$220,891	$214,553	$197,639	$201,006
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.25%	1.25%	1.24%	1.33%
Ratio of net investment income to average net assets	1.75%	1.75%	1.84%	2.05%	2.49%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.63%	1.72%	1.94%	2.26%
Portfolio turnover	115%	135%	157%	164%	134%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$12.550	$11.550	$10.100	$10.430	$9.730

Income (loss) from investment operations:
Net investment income[1]	0.126	0.119	0.118	0.141	0.172
Net realized and unrealized gain (loss)	0.784	1.007	1.454	(0.352)	0.802

Total from investment operations	0.910	1.126	1.572	(0.211)	0.974

Less dividends and distributions from:
Net investment income	(0.108)	(0.126)	(0.122)	(0.119)	(0.274)
Net realized gain	(0.652)	—	—	—	—

Total dividends and distributions	(0.760)	(0.126)	(0.122)	(0.119)	(0.274)

Net asset value, end of period	$12.700	$12.550	$11.550	$10.100	$10.430

Total return[2]	7.47%	9.81%	15.53%	(2.03% )	10.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,906	$22,838	$16,575	$13,813	$12,068
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.87%
Ratio of expenses to average net assets prior to fees waived	1.94%	1.97%	1.97%	2.01%	2.06%
Ratio of net investment income to average net assets	0.98%	0.98%	1.07%	1.28%	1.72%
Ratio of net investment income to average net assets prior to fees waived	0.94%	0.91%	1.00%	1.17%	1.53%
Portfolio turnover	115%	135%	157%	164%	134%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             113

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$12.500	$11.500	$10.060	$10.380	$9.710

Income (loss) from investment operations:
Net investment income[1]	0.189	0.178	0.172	0.195	0.223
Net realized and unrealized gain (loss)	0.779	1.005	1.445	(0.348)	0.799

Total from investment operations	0.968	1.183	1.617	(0.153)	1.022

Less dividends and distributions from:
Net investment income	(0.156)	(0.183)	(0.177)	(0.167)	(0.352)
Net realized gain	(0.652)	—	—	—	—

Total dividends and distributions	(0.808)	(0.183)	(0.177)	(0.167)	(0.352)

Net asset value, end of period	$12.660	$12.500	$11.500	$10.060	$10.380

Total return[2]	7.99%	10.38%	16.19%	(1.60% )	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,307	$23,566	$22,883	$18,645	$6,994
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.57%	1.57%	1.61%	1.66%
Ratio of net investment income to average net assets	1.48%	1.48%	1.57%	1.78%	2.22%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.31%	1.40%	1.57%	1.93%
Portfolio turnover	115%	135%	157%	164%	134%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$12.520	$11.520	$10.080	$10.400	$9.760

Income (loss) from investment operations:
Net investment income[1]	0.252	0.238	0.228	0.250	0.272
Net realized and unrealized gain (loss)	0.793	1.005	1.444	(0.345)	0.802

Total from investment operations	1.045	1.243	1.672	(0.095)	1.074

Less dividends and distributions from:
Net investment income	(0.203)	(0.243)	(0.232)	(0.225)	(0.434)
Net realized gain	(0.652)	—	—	—	—

Total dividends and distributions	(0.855)	(0.243)	(0.232)	(0.225)	(0.434)

Net asset value, end of period	$12.710	$12.520	$11.520	$10.080	$10.400

Total return[2]	8.62%	10.91%	16.73%	(1.07% )	11.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,134	$66,263	$142,925	$133,458	$66,326
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.87%
Ratio of expenses to average net assets prior to fees waived	0.94%	0.97%	0.97%	1.01%	1.06%
Ratio of net investment income to average net assets	1.98%	1.98%	2.07%	2.28%	2.72%
Ratio of net investment income to average net assets prior to fees waived	1.94%	1.91%	2.00%	2.17%	2.53%
Portfolio turnover	115%	135%	157%	164%	134%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             115

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$10.570	$10.220	$9.430	$9.900	$9.360

Income (loss) from investment operations:
Net investment income[1]	0.223	0.198	0.203	0.245	0.289
Net realized and unrealized gain (loss)	0.540	0.414	1.035	(0.183)	0.687

Total from investment operations	0.763	0.612	1.238	0.062	0.976

Less dividends and distributions from:
Net investment income	(0.245)	(0.192)	(0.186)	(0.236)	(0.436)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.463)	(0.262)	(0.448)	(0.532)	(0.436)

Net asset value, end of period	$10.870	$10.570	$10.220	$9.430	$9.900

Total return[2]	7.34%	6.09%	13.47%	0.48%	10.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,429	$81,655	$75,988	$66,175	$55,513
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.14%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.33%	1.41%	1.43%	1.47%	1.55%
Ratio of net investment income to average net assets	2.06%	1.90%	2.05%	2.44%	3.02%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.62%	1.75%	2.11%	2.60%
Portfolio turnover	163%	210%	219%	211%	192%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$10.590	$10.240	$9.450	$9.920	$9.330

Income (loss) from investment operations:
Net investment income[1]	0.143	0.120	0.129	0.170	0.218
Net realized and unrealized gain (loss)	0.541	0.420	1.035	(0.190)	0.695

Total from investment operations	0.684	0.540	1.164	(0.020)	0.913

Less dividends and distributions from:
Net investment income	(0.156)	(0.120)	(0.112)	(0.154)	(0.323)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.374)	(0.190)	(0.374)	(0.450)	(0.323)

Net asset value, end of period	$10.900	$10.590	$10.240	$9.450	$9.920

Total return[2]	6.56%	5.35%	12.60%	(0.34% )	9.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,101	$31,132	$23,943	$17,206	$10,578
Ratio of expenses to average net assets	1.88%	1.88%	1.88%	1.89%	1.88%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.11%	2.13%	2.17%	2.25%
Ratio of net investment income to average net assets	1.31%	1.15%	1.30%	1.69%	2.27%
Ratio of net investment income to average net assets prior to fees waived	1.11%	0.92%	1.05%	1.41%	1.90%
Portfolio turnover	163%	210%	219%	211%	192%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             117

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$10.570	$10.220	$9.430	$9.900	$9.350

Income (loss) from investment operations:
Net investment income[1]	0.197	0.172	0.178	0.220	0.265
Net realized and unrealized gain (loss)	0.537	0.415	1.035	(0.184)	0.683

Total from investment operations	0.734	0.587	1.213	0.036	0.948

Less dividends and distributions from:
Net investment income	(0.216)	(0.167)	(0.161)	(0.210)	(0.398)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.434)	(0.237)	(0.423)	(0.506)	(0.398)

Net asset value, end of period	$10.870	$10.570	$10.220	$9.430	$9.900

Total return[2]	7.06%	5.84%	13.19%	0.22%	10.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,327	$5,646	$4,293	$3,220	$1,590
Ratio of expenses to average net assets	1.38%	1.38%	1.38%	1.39%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.58%	1.71%	1.73%	1.77%	1.85%
Ratio of net investment income to average net assets	1.81%	1.65%	1.80%	2.19%	2.77%
Ratio of net investment income to average net assets prior to fees waived	1.61%	1.32%	1.45%	1.81%	2.30%
Portfolio turnover	163%	210%	219%	211%	192%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended
	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
Net asset value, beginning of period	$10.590	$10.230	$9.440	$9.920	$9.390

Income (loss) from investment operations:
Net investment income[1]	0.250	0.224	0.228	0.271	0.314
Net realized and unrealized gain (loss)	0.539	0.424	1.035	(0.194)	0.692

Total from investment operations	0.789	0.648	1.263	0.077	1.006

Less dividends and distributions from:
Net investment income	(0.271)	(0.218)	(0.211)	(0.261)	(0.476)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—

Total dividends and distributions	(0.489)	(0.288)	(0.473)	(0.557)	(0.476)

Net asset value, end of period	$10.890	$10.590	$10.230	$9.440	$9.920

Total return[2]	7.59%	6.45%	13.74%	0.63%	11.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,043	$30,615	$45,993	$33,583	$30,399
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.89%	0.88%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.11%	1.13%	1.17%	1.25%
Ratio of net investment income to average net assets	2.31%	2.15%	2.30%	2.69%	3.27%
Ratio of net investment income to average net assets prior to fees waived	2.11%	1.92%	2.05%	2.41%	2.90%
Portfolio turnover	163%	210%	219%	211%	192%

[1]	The average shares outstanding has been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

                                             119

Notes to financial statements

Delaware Foundation Funds®

September 30, 2014

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Prior to Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2011 – Sept. 30, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries they invest in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2014.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon

(continues)                                             121

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the year ended Sept. 30, 2014.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Sept. 30, 2014, each Fund earned the following amounts under this agreement:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$61	$212	$69

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed each Fund’s average daily net assets from Oct. 1, 2013 through Sept. 30, 2014* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
0.90%	0.90%	0.88%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Sept. 30, 2014, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$4,576	$16,233	$7,289

DSC is also the transfer agent and dividend disbursing agent of each Fund. For these services each Fund pays DSC fees based on the aggregate daily net assets of the retail Funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Sept. 30, 2014, DMC charged each Fund for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$20,717	$73,486	$33,002

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. Each Fund’s Class B shares paid DDLP 1.00% of average daily net assets for the period Oct. 1, 2013 through Sept. 25, 2014. DDLP had contracted to limit each Funds’ Class B shares’ 12b-1 fees from Oct. 1, 2013 through Sept. 25, 2014** to 0.25% of average daily net assets.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. For the year ended Sept. 30, 2014, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$2,754	$9,710	$4,377

(continues)                                             123

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended Sept. 30, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$13,663	$14,259	$21,050

For the year ended Sept. 30, 2014, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ —	$ —	$164
Class C	582	479	836

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*The contractual waiver period is Jan. 28, 2013 through Jan. 28, 2015.

**The contractual waiver period is March 1, 2013 through Sept. 25, 2014 for Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund. The contractual waiver period is Oct. 1, 2013 through Sept. 25, 2014 for Delaware Foundation Conservative Allocation Fund.

3. Investments

For the year ended Sept. 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$60,419,467	$315,706,175	$197,278,215
Purchases of U.S. government securities	11,395,097	61,557,637	40,213,964
Sales other than U.S. government securities	80,468,042	356,435,366	231,882,236
Sales of U.S. government securities	11,730,822	61,035,343	40,713,819

At Sept. 30, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund was as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$66,016,760	$267,713,275	$109,491,239

Aggregate unrealized appreciation	$23,039,131	$69,902,799	$18,018,682
Aggregate unrealized depreciation	(3,830,035)	(12,242,735)	(3,400,615)

Net unrealized appreciation	$19,209,096	$57,660,064	$14,618,067

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Delaware Foundation® Growth Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage- Backed Securities[1]	$—	$4,132,830	$36,242	$4,169,072
Corporate Debt	—	8,926,315	—	8,926,315
Foreign Debt	—	215,816	—	215,816
Municipal Bonds	—	58,228	—	58,228
Senior Secured Loans[1]	—	1,394,743	31,000	1,425,743
Common Stock
Consumer Discretionary	7,765,181	—	—	7,765,181
Consumer Staples	6,162,271	—	—	6,162,271
Energy	6,050,252	—	—	6,050,252
Financials	11,357,651	115,628	—	11,473,279
Healthcare	8,965,410	—	—	8,965,410
Industrials	6,503,499	—	—	6,503,499
Information Technology	11,502,422	—	—	11,502,422
Materials	3,363,307	30,289	—	3,393,596
Telecommunication Services	2,996,269	—	—	2,996,269
Utilities	829,248	100	—	829,348
Convertible Preferred Stock[1]	50,176	40,547	—	90,723
Exchange-Traded Funds	143,613	—	—	143,613
Preferred Stock	83,577	—	—	83,577
U.S. Treasury Obligations	—	1,111,102	—	1,111,102
Short-Term Investments	—	3,360,140	—	3,360,140

Total	$65,772,876	$19,385,738	$67,242	$85,225,856

(continues)                                             125

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange
Contracts	$—	$686	$—	$686
Futures Contracts	71,093	—	—	71,093

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.13%	0.87%	100.00%
Senior Secured Loans	—	97.83%	2.17%	100.00%
Convertible Preferred Stock	55.31%	44.69%	—	100.00%

The following table summarizes the valuation of Delaware Foundation® Moderate Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$30,440,918	$310,685	$30,751,603
Corporate Debt	—	71,695,837	—	71,695,837
Foreign Debt	—	1,998,810	—	1,998,810
Municipal Bonds	—	690,276	—	690,276
Senior Secured Loans[1]	—	10,940,246	255,000	11,195,246
Common Stock
Consumer Discretionary	21,903,923	—	—	21,903,923
Consumer Staples	17,241,713	—	—	17,241,713
Energy	16,995,454	—	—	16,995,454
Financials	31,919,392	307,307	—	32,226,699
Healthcare	25,214,813	—	—	25,214,813
Industrials	18,288,974	—	—	18,288,974
Information Technology	32,149,476	—	—	32,149,476
Materials	9,461,216	100,965	—	9,562,181
Telecommunication Services	8,461,737	—	—	8,461,737
Utilities	2,312,314	—	—	2,312,314
Convertible Preferred Stock[1]	487,644	337,773	—	825,417
Exchange-Traded Funds	357,405	—	—	357,405
Preferred Stock	892,833	—	—	892,833
U.S. Treasury Obligations	—	4,575,833	—	4,575,833
Short-Term Investments	—	18,032,795	—	18,032,795

Total	$185,686,894	$139,120,760	$565,685	$325,373,339

Foreign Currency Exchange Contracts	$—	$7,665	$—	$7,665
Futures Contracts	204,211	—	—	204,211

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	98.99%	1.01%	100.00%
Senior Secured Loans	—	97.72%	2.28%	100.00%
Convertible Preferred Stock	59.08%	40.92%	—	100.00%

The following table summarizes the valuation of Delaware Foundation® Conservative Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$17,215,464	$176,063	$17,391,527
Corporate Debt	—	39,471,581	—	39,471,581
Foreign Debt	—	1,658,352	—	1,658,352
Municipal Bonds	—	310,367	—	310,367
Senior Secured Loans[1]	—	6,742,123	175,000	6,917,123
Common Stock
Consumer Discretionary	5,526,467	—	—	5,526,467
Consumer Staples	4,349,644	—	—	4,349,644
Energy	4,270,207	—	—	4,270,207
Financials	8,263,872	75,468	—	8,339,340
Healthcare	6,339,204	—	—	6,339,204
Industrials	4,543,401	—	—	4,543,401
Information Technology	8,128,235	—	—	8,128,235
Materials	2,319,519	22,437	—	2,341,956
Telecommunication Services	2,112,007	—	—	2,112,007
Utilities	578,994	—	—	578,994
Convertible Preferred Stock[1]	229,665	179,024	—	408,689
Exchange-Traded Funds	32,927	—	—	32,927
Preferred Stock	637,586	—	—	637,586
U.S. Treasury Obligations	—	2,865,112	—	2,865,112
Short-Term Investments	—	7,886,587	—	7,886,587

Total	$47,331,728	$76,426,515	$351,063	$124,109,306

Foreign Currency Exchange Contracts	$—	$3,811	$—	$3,811
Futures Contracts	67,650	—	—	67,650

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	98.99%	1.01%	100.00%
Senior Secured Loans	—	97.47%	2.53%	100.00%
Convertible Preferred Stock	56.20%	43.80%	—	100.00%

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 securities in these tables.

During the year ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair

(continues)                                             127

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Sept. 30, 2014 and 2013 were as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Year ended 9/30/14
Ordinary income	$2,282,120	$4,648,844	$3,338,265
Long-term capital gain	5,140,544	17,077,862	2,832,145

Total	$7,422,664	$21,726,706	$6,170,410

Year ended 9/30/13
Ordinary income	$1,437,312	$6,754,686	$3,396,304
Long-term capital gain	252,715	45,423	291,720

Total	$1,690,027	$6,800,109	$3,688,024

5. Components of Net Assets on a Tax Basis

As of Sept. 30, 2014, the components of net assets on a tax basis were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Shares of beneficial interest	$55,347,286	$230,873,021	$94,332,890
Undistributed ordinary income	1,825,497	3,896,873	1,235,695
Undistributed long-term capital gain	7,636,553	21,592,637	7,755,760
Other temporary differences	(1,071)	(19,663)	(14,374)
Unrealized appreciation	19,198,760	57,632,382	14,590,336

Net assets	$84,007,025	$313,975,250	$117,900,307

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, tax treatment of contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, capital gains tax, passive foreign investment companies, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, and tax treatment of contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Sept. 30, 2014, the Funds recorded the following reclassifications:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Undistributed (distributions in excess of) net investment income	$75,804	$359,068	$248,109
Undistributed net realized gain	(75,804)	(359,068)	(248,109)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Year ended		Year ended		Year ended
	9/30/14	9/30/13	9/30/14	9/30/13	9/30/14	9/30/13
Shares sold:
Class A	563,684	715,602	871,987	1,265,483	1,297,055	2,057,224
Class B	706	2,362	1,885	6,750	303	5,323
Class C	258,123	177,476	642,276	684,187	988,172	1,275,531
Class R	217,019	227,287	211,950	257,181	480,272	243,401
Institutional Class	1,531,904	1,265,773	2,800,878	2,807,964	3,842,983	1,321,321
Shares issued upon reinvestment of dividends and distributions:
Class A	331,834	68,973	1,027,567	282,053	277,338	188,879
Class B	6,822	2,619	5,403	1,734	702	928
Class C	54,043	6,192	115,796	14,927	102,400	41,894
Class R	104,193	17,563	123,154	29,415	28,788	11,178
Institutional Class	137,045	67,414	163,289	128,721	142,025	105,846

	3,205,373	2,551,261	5,964,185	5,478,415	7,160,038	5,251,525

Shares redeemed:
Class A	(1,729,600)	(746,294)	(3,659,899)	(2,530,858)	(4,475,301)	(1,958,534)
Class B	(106,501)	(79,999)	(102,042)	(96,756)	(24,958)	(31,161)
Class C	(137,787)	(160,259)	(380,757)	(314,756)	(809,443)	(715,530)
Class R	(242,095)	(166,985)	(300,932)	(391,197)	(185,286)	(140,552)
Institutional Class	(2,241,085)	(2,750,685)	(3,522,871)	(10,051,923)	(4,944,290)	(3,029,827)

	(4,457,068)	(3,904,222)	(7,966,501)	(13,385,490)	(10,439,278)	(5,875,604)

Net decrease	(1,251,695)	(1,352,961)	(2,002,316)	(7,907,075)	(3,279,240)	(624,079)

(continues)                                             129

Notes to financial statements

Delaware Foundation Funds®

6. Capital Shares (continued)

For the years ended Sept. 30, 2014 and 2013, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Year ended
	9/30/14			9/30/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Foundation® Growth Allocation Fund	67,023	65,594	$765,654	47,915	46,961	$517,915
Delaware Foundation Moderate Allocation Fund	60,646	60,646	772,982	45,956	45,898	557,849
Delaware Foundation Conservative Allocation Fund	9,313	9,390	102,464	8,034	8,097	84,698

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit was to be used as described above and operated in substantially the same manner as the agreement described above. The line of credit available under the agreement expired on Nov. 10, 2014.

Each Fund had no amounts outstanding as of Sept. 30, 2014, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the year ended Sept. 30, 2014, each Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objectives. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the year ended Sept. 30, 2014, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the year ended Sept. 30, 2014, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the year ended Sept. 30, 2014, each Fund entered into purchased option contracts to manage each Fund’s exposure to changes in foreign currencies and to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions. There were no transactions in options written during the year ended Sept. 30, 2014.

Swap Contracts — Each Fund may enter into CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended Sept. 30, 2014, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS

(continues)                                             131

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended Sept. 30, 2014, each Fund entered into CDS contracts to gain exposure to certain securities or markets and in order to hedge against a credit event.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedules of investments.”

At Sept. 30, 2014, each Fund had no swap contracts outstanding.

Fair values of derivative instruments as of Sept. 30, 2014 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$1,106		Unrealized loss on foreign currency exchange contracts	$420

Equity contracts (Futures contracts)	Variation margin payable on futures contracts	69,877	*	Variation margin payable on futures contracts	—	*

Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	1,412	*	Variation margin payable on futures contracts	196	*

Total		$72,395			$616

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$9,333		Unrealized loss on foreign currency exchange contracts	$1,668

Equity contracts (Futures contracts)	Variation margin payable on futures contracts	198,126	*	Variation margin payable on futures contracts	—	*

Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	7,068	*	Variation margin payable on futures contracts	983	*

Total		$214,527			$2,651

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$5,034		Unrealized loss on foreign currency exchange contracts	$1,223

Equity contracts (Futures contracts)	Variation margin receivable on futures contracts	66,622	*	Variation margin receivable on futures contracts	—	*

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	3,976	*	Variation margin receivable on futures contracts	2,948	*

Total		$75,632			$4,171

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Sept. 30, 2014. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the year ended Sept. 30, 2014 was as follows:

	Delaware Foundation Growth Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(48,587)	$—	$—	$(48,587)
Interest rate contracts	—	67,779	—	67,779
Equity contracts	—	(249,006)	—	(249,006)
Credit contracts	—	—	(363)	(363)

Total	$(48,587)	$(181,227)	$(363)	$(230,177)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$1,834	$—	$—	$1,834
Interest rate contracts	—	(32,507)	—	(32,507)
Equity contracts	—	69,357	—	69,357
Credit contracts	—	—	(785)	(785)

Total	$1,834	$36,850	$(785)	$37,899

(continues)                                             133

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation® Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(198,520)	$—	$—	$(198,520)
Interest rate contracts	—	298,414	—	298,414
Equity contracts	—	(706,998)	—	(706,998)
Credit contracts	—	—	(11,736)	(11,736)

Total	$(198,520)	$(408,584)	$(11,736)	$(618,840)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$20,980	$—	$—	$20,980
Interest rate contracts	—	(206,934)	—	(206,934)
Equity contracts	—	196,047	—	196,047
Credit contracts	—	—	(5,917)	(5,917)

Total	$20,980	$(10,887)	$(5,917)	$4,176

	Delaware Foundation Conservative Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(106,648)	$—	$—	$(106,648)
Interest rate contracts	—	239,633	—	239,633
Equity contracts	—	(224,410)	—	(224,410)
Credit contracts	—	—	(8,575)	(8,575)

Total	$(106,648)	$15,223	$(8,575)	$(100,000)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$19,160	$—	$—	$19,160
Interest rate contracts	—	(161,062)	—	(161,062)
Equity contracts	—	65,063	—	65,063
Credit contracts	—	—	(3,856)	(3,856)

Total	$19,160	$(95,999)	$(3,856)	$(80,695)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended Sept. 30, 2014.

	Delaware Foundation® Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	294,715	USD	450,323
Futures contracts (average notional value)		927,237		2,329,450
Options contracts (average notional value)		96		—
CDS contracts (average notional value)*		46,838		7,826
	EUR	1,660	EUR	—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,465,088	USD	2,496,784
Futures contracts (average notional value)		5,392,697		12,929,970
Options contracts (average notional value)		639		—
CDS contracts (average notional value)*		379,407		53,043
	EUR	13,281		—

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,149,675	USD	1,594,626
Futures contracts (average notional value)		3,952,226		7,072,682
Options contracts (average notional value)		453		—
CDS contracts (average notional value)*		260,949		35,652
	EUR	9,012		—

*Long represents buying protection and short represents selling protection.

9. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statements of assets and liabilities.”

(continues)                                             135

Notes to financial statements

Delaware Foundation Funds®

9. Offsetting (continued)

At Sept. 30, 2014, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$451	$(89)	$362
BNP Paribas	388	—	388
BNY Mellon	—	(293)	(293)
Deutsche Bank	—	(38)	(38)
Goldman Sachs Capital	111	—	111
Hong Kong Shanghai Bank	26	—	26
JPMorgan Chase Bank	91	—	91
Toronto Dominion Bank	39	—	39

Total	$1,106	$(420)	$686

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)

Bank of America Merrill Lynch	$362	$—	$—	$—	$—	$362
BNP Paribas	388	—	—	—	—	388
BNY Mellon	(293)	—	—	—	—	(293)
Deutsche Bank	(38)	—	—	—	—	(38)
Goldman Sachs Capital	111	—	—	—	—	111
Hong Kong Shanghai Bank	26	—	—	—	—	26
JPMorgan Chase Bank	91	—	—	—	—	91
Toronto Dominion Bank	39	—	—	—	—	39

Total	$686	$—	$—	$—	$—	$686

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$732,336	$(732,336)	$—	$—
Bank of Montreal	244,112	(244,112)	—	—
BNP Paribas	710,552	(710,552)	—	—

Total	$1,687,000	$(1,687,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$4,245	$(531)	$3,714
BNP Paribas	3,218	—	3,218
BNY Mellon	—	(904)	(904)
Deutsche Bank	—	(233)	(233)
Goldman Sachs Capital	849	—	849
Hong Kong Shanghai Bank	138	—	138
JPMorgan Chase Bank	622	—	622
Toronto Dominion Bank	261	—	261

Total	$9,333	$(1,668)	$7,665

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)

Bank of America Merrill Lynch	$3,714	$—	$—	$—	$—	$3,714
BNP Paribas	3,218	—	—	—	—	3,218
BNY Mellon	(904)	—	—	—	—	(904)
Deutsche Bank	(233)	—	—	—	—	(233)
Goldman Sachs Capital	849	—	—	—	—	849
Hong Kong Shanghai Bank	138	—	—	—	—	138
JPMorgan Chase Bank	622	—	—	—	—	622
Toronto Dominion Bank	261	—	—	—	—	261

Total	$7,665	$—	$—	$—	$—	$7,665

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$3,641,278	$(3,641,278)	$—	$—
Bank of Montreal	1,213,760	(1,213,760)	—	—
BNP Paribas	3,532,962	(3,532,962)	—	—

Total	$8,388,000	$(8,388,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

(continues)                                             137

Notes to financial statements

Delaware Foundation Funds®

9. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,842	$(688)	$2,154
BNP Paribas	899	—	899
BNY Mellon	—	(182)	(182)
Deutsche Bank	—	(353)	(353)
Goldman Sachs Capital	576	—	576
Hong Kong Shanghai Bank	248	—	248
JPMorgan Chase Bank	234	—	234
Toronto Dominion Bank	235	—	235

Total	$5,034	$(1,223)	$3,811

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)

Bank of America Merrill Lynch	$2,154	$—	$—	$—	$—	$2,154
BNP Paribas	899	—	—	—	—	899
BNY Mellon	(182)	—	—	—	—	(182)
Deutsche Bank	(353)	—	—	—	—	(353)
Goldman Sachs Capital	576	—	—	—	—	576
Hong Kong Shanghai Bank	248	—	—	—	—	248
JPMorgan Chase Bank	234	—	—	—	—	234
Toronto Dominion Bank	235	—	—	—	—	235

Total	$3,811	$—	$—	$—	$—	$3,811

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$1,402,595	$(1,402,595)	$—	$—
Bank of Montreal	467,532	(467,532)	—	—
BNP Paribas	1,360,873	(1,360,873)	—	—

Total	$3,231,000	$(3,231,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

During the year ended Sept. 30, 2014, each Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and

(continues)                                             139

Notes to financial statements

Delaware Foundation Funds®

11. Credit and Market Risk (continued)

consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Sept. 30, 2014, Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

14. Subsequent Events

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. Also effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an agreement for a $275,000,000 revolving line of credit to be used as described in Note 7 and to be operated in substantially the same manner as the agreement described in Note 7. The line of credit under the agreement expires on Nov. 9, 2015.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in each Fund’s financial statements.

                                             141

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds® and the Shareholders of Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (constituting Delaware Group Foundation Funds, hereafter collectively referred to as the “Funds”) at September 30, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 18, 2014

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Sept. 30, 2014, each Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)
	Capital Gain Distributions (Tax Basis)	Ordinary Income Distributions* (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Delaware Foundation® Growth Allocation Fund	69.25%	30.75%	100.00%	35.89%
Delaware Foundation Moderate Allocation Fund	78.60%	21.40%	100.00%	22.37%
Delaware Foundation Conservative Allocation Fund	45.90%	54.10%	100.00%	32.02%

(A) and (B) are based on a percentage of each Fund’s total distributions.

(C) is based on a percentage of each Fund’s ordinary income distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended Sept. 30, 2014, certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and made permanent by the American Taxpayer Relief Act of 2012. The Funds intend to report the following percentages to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

Maximum percentage to be
taxed at a maximum rate of 15%
Delaware Foundation Growth Allocation Fund	73.02%
Delaware Foundation Moderate Allocation Fund	50.03%
Delaware Foundation Conservative Allocation Fund	32.17%

For the fiscal year ended Sept. 30, 2014, certain interest income paid by each Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and by the American Taxpayer Relief Act of 2012. For the fiscal year ended Sept. 30, 2014, the Funds have reported maximum distributions of Qualified Interest Income as follows:

Qualified Interest Income
Delaware Foundation Growth Allocation Fund	$ —
Delaware Foundation Moderate Allocation Fund	$3,554,842
Delaware Foundation Conservative Allocation Fund	$ —

(continues)                                             143

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board Consideration of Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund Sub-Advisory Agreement with Jackson Square Partners, LLC

At a meeting held on February 18–20, 2014 (“Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or Independent Trustees, approved a Sub-Advisory Agreement for Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each a “Fund” and collectively “the Funds”). In making its decision, the Board considered information prepared specifically in connection with the approval of the Sub-advisory Agreement. Information furnished specifically in connection with the approval of the Sub-advisory Agreement with Jackson Square Partners, LLC (“JSP”) included materials provided by JSP concerning, among other things, the nature, extent and quality of service provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of JSP. In addition, the Board considered reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which compared each Fund’s investment performance and expenses with those of other comparable mutual funds.

In considering information relating to the approval of the Sub-advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract approval considerations.

Nature, Extent and Quality of Service. The Board considered the continuity of investment management to be provided to the Funds and their shareholders. Management provided certain information to the Board regarding the transition of the current portfolio management team (“Focus Growth Team”) to JSP (“Transaction”). Following the close of the Transaction, the Focus Growth Team would continue to provide portfolio management services to the Funds as owners or employees of JSP. In reviewing the nature, extent, and quality of services, the Board considered that the same personnel will be providing portfolio management services to the Funds following the completion of the Transaction, and therefore, considered the many reports furnished to them throughout 2012 and 2013 at regular Board meetings covering matters such as the relative performance of the Funds, and the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds. The Board was pleased with the emphasis placed on research and risk management in the investment process. The Board concluded that it was satisfied with the nature, extent, and quality of the overall services to be provided by JSP.

In addition, the Board considered that in connection with the Transaction, Delaware Investments Advisers Partner, Inc. (“DIAP”) and JSP would enter into a transaction services agreement. Under the terms of this agreement, DIAP and certain of its affiliates would provide compliance and other administrative support to JSP for an 18-month period following the close of the Transaction.

Investment Performance. The Board considered the overall investment performance of the Focus Growth Team and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board reviewed reports prepared by Lipper for each Fund that showed the Fund’s investment performance as of March 31, 2013 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Annualized investment performance for each Fund was shown for the past one-, three-, five-, and ten-year periods, as applicable, compared to that of the Performance Universe. The Board’s objective was that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. In addition, the Board reviewed more recent Lipper data that had been provided at the quarterly Board meetings held since March 31, 2013. With respect to each Fund’s performance as of December 31, 2013, they noted:

Delaware Foundation Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile of its Performance Universe.

Delaware Foundation Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-and ten-year periods was in the second quartile of its Performance Universe.

Delaware Foundation Moderate® Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile of its Performance Universe.

The Board noted that they were satisfied with the overall performance of the Funds. Moreover, the Board concluded that the Transaction was unlikely to have any effect on JSP’s management of the Funds or their investment performance because the current portfolio management personnel will continue to provide portfolio management services to the Funds.

Comparative Expenses. The Board also evaluated expense comparison data for the Funds. JSP provided the Board with information on pricing levels and fee structures for each Fund and comparative funds. The Board noted that JSP’s fees will be paid by the Funds’ advisor, Delaware Management Company, Inc. (“DMC”), not by the Funds. They also focused on the comparative analysis of the effective management fees (including sub-advisory fees) and total expense ratios of each Fund versus the effective management fees (including sub-advisory fees) and expense ratios of a group of funds selected by Lipper as being similar to the Fund (“Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee (including sub-advisory fees) and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the applicable Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group. Each Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective was for each Fund’s total expense ratio to be competitive with that of the Expense Group. They concluded that, because the sub-advisory fee rate paid by DMC on behalf of the Funds would not change, the Funds’ expenses were satisfactory.

Management Profitability. Because JSP did not have historical operations, it provided a pro forma profitability analysis to the Board, and the Board considered the level of profits expected to be realized by JSP as part of their annual contract evaluation. The Board discussed the transition services to be provided to JSP by Delaware Investments and the cost of providing those services. The Board also considered the extent to which JSP might derive ancillary benefits from the Funds’ operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as Sub-advisor to the Funds and the benefits from allocation of the Funds’ brokerage to improve trading efficiencies. The Board concluded that the sub-advisory fee was reasonable in light of the services to be rendered.

Economies of Scale. The Board considered whether economies of scale would be realized by JSP and the extent to which any economies of scale would be reflected in the level of sub-advisory fees. The Board considered the fact that several of the funds to be managed by JSP had already reached breakpoints in their management fees.

Fall-out Benefits. The Board considered that JSP may derive reputational, strategic and other benefits from its association with the Funds, and evaluated the extent to which JSP might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of its role as a service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) such benefits did not impose a cost or burden on the Funds or their shareholders, and (ii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that JSP might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

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Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board Consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund Investment Management Agreements

At a meeting held on August 19-21, 2014 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Management Agreements for Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments. It was noted that the Board approved a subadvisory agreement between DMC and Jackson Square Partners, LLC in February 2014.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Foundation® Conservative Allocation Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-and ten-year periods was in the second quartile of its Performance Universe. The Board determined that the Fund’s performance results were mixed, but tended toward median, which was acceptable.

Delaware Foundation Moderate Allocation Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile of its Performance Universe. The Board determined that the Fund’s performance results were mixed, but tended toward median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Foundation Conservative Allocation Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund.

Delaware Foundation Growth Allocation Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund.

Delaware Foundation Moderate Allocation Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments® in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund

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Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board Consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund Investment Management Agreements (continued)

operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

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Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Interested Trustees
Patrick P. Coyne[1] 2005 Market Street Philadelphia, PA 19103 April 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006	Patrick P. Coyne has served in various executive capacities at different times at Delaware Investments.[2]	65	Board of Governors Member Investment Company Institute (ICI)
		President and Chief Executive Officer since August 1, 2006			Director and Audit Committee Member Kaydon Corp. (2007–2013)
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Trustee	Since March 2005	Private Investor (March 2004–Present)	65	Director Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	Executive Vice President (Emerging Economies Strategies, Risk and Corporate Administration) State Street Corporation (July 2004–March 2011)	65	Director and Audit Committee Member – Hercules Technology Growth Capital, Inc. (2004–2014)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President Drexel University (August 2010–Present) President Franklin & Marshall College (July 2002–July 2010)	65	Director — Hershey Trust Director and Audit Committee Member Community Health Systems
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	65	None

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees (continued)
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	Chief Executive Officer — Banco Itaú International (April 2012–Present) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)	65	Trust Manager and Audit Committee Member — Camden Property Trust
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) Chief Administrative Officer (2008–2010) and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	65	Director — HSBC Finance Corporation and HSBC North America Holdings Inc.
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–July 2012) Vice President —Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	65	Director, Audit Committee Chair, Investment Committee Member, and Governance Committee Member Okabena Company Chair — 3M Investment Management Company (2005–2012)
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 1940	Trustee	Since March 2005	Founder Investor Analytics (Risk Management) (May 1999–Present) Founder P/E Investments (Hedge Fund) (September 1996–Present)	65	Director and Compensation Committee Member Investor Analytics Director — P/E Investments

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Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, Deputy General Counsel, and Secretary	Senior Vice President, Deputy General Counsel since May 2013; Vice President, Deputy General Counsel September 2000 – May 2013; Secretary since October 2005	David F. Connor has served as Deputy General Counsel of Delaware Investments since 2000.	65	None[3]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	65	None[3]
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 1966	Executive Vice President, General Counsel and Chief Legal Officer	Executive Vice President since February 2012; Senior Vice President October 2005 – February 2012; General Counsel and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	65	None[3]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	65	None[3]

1	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

2	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

3	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling 800-523-1918.

About the organization

This annual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Board of trustees	Janet L. Yeomans	Contact information
Former Vice President and Treasurer
Patrick P. Coyne	3M Corporation	Investment manager
Chairman, President, and	St. Paul, MN	Delaware Management Company, a
Chief Executive Officer		series of Delaware Management
Delaware Investments Family of Funds	J. Richard Zecher	Business Trust Philadelphia, PA
Philadelphia, PA	Founder
	Investor Analytics	National distributor
Thomas L. Bennett	Scottsdale, AZ	Delaware Distributors, L.P.
Private Investor		Philadelphia, PA
Rosemont, PA	Affiliated officers
Shareholder servicing, dividend
Joseph W. Chow	David F. Connor	disbursing, and transfer agent
Former Executive Vice President	Senior Vice President,	Delaware Service Company, Inc.
State Street Corporation	Deputy General Counsel, and	2005 Market Street
Brookline, MA	Secretary Delaware Investments	Philadelphia, PA 19103-7094
Family of Funds Philadelphia, PA
John A. Fry		For shareholders
President	Daniel V. Geatens	800 523-1918
Drexel University	Vice President and Treasurer
Philadelphia, PA	Delaware Investments Family of	For securities dealers and
	Funds Philadelphia, PA	financial institutions
Lucinda S. Landreth		representatives only
Former Chief Investment Officer	David P. O’Connor	800 362-7500
Assurant, Inc.	Executive Vice President, General
Philadelphia, PA	Counsel, and Chief Legal Officer	Website
	Delaware Investments Family of	delawareinvestments.com
Frances A. Sevilla-Sacasa	Funds Philadelphia, PA
Chief Executive Officer
Banco Itaú International	Richard Salus
Miami, FL	Senior Vice President and
Chief Financial Officer
Thomas K. Whitford	Delaware Investments Family of Funds
Former Vice Chairman	Philadelphia, PA
PNC Financial Services Group
Pittsburgh, PA

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $124,605 for the fiscal year ended September 30, 2014.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $109,305 for the fiscal year ended September 30, 2013.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2014.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended September 30, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2013.

____________________
[1] The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,987 for the fiscal year ended September 30, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2014.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,550 for the fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2014.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2013.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $5,653,375 and $7,732,970 for the registrant’s fiscal years ended September 30, 2014 and September 30, 2013, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® FOUNDATION FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2014